                                                     Registration No. 33-30198
                                                            File No. 811-05867

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

      PRE-EFFECTIVE AMENDMENT NO.___                                         / /

      POST-EFFECTIVE AMENDMENT NO. 34                                       /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                                /X/

      Amendment No. 35                                                      /X/

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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          (Address of Principal Executive Offices)         (Zip Code)

                                (303) 768-3200
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              (Registrant's Telephone Number including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
         Two World Financial Center, 225 Liberty Street, 11th Floor,
                        New York, New York 10281-1008
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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ X ] Immediately upon filing pursuant to paragraph (b)
[   ] On ____________, pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________, pursuant to paragraph (a)(1)
[   ] 75 days after filing, pursuant to paragraph (a)(2)
[   ] On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]     This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Oppenheimer Pennsylvania Municipal Fund

Revised Prospectus dated March 5, 2007

                                          Oppenheimer Pennsylvania Municipal
                                          Fund is a mutual fund that seeks
                                          current income exempt from federal
                                          and Pennsylvania personal income
                                          taxes while attempting to preserve
                                          capital. It invests mainly in
                                          municipal securities.

                                             This prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          prospectus carefully before you
                                          invest and keep it for future
                                          reference about your account.

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                         [OppenheimerFunds logo]

Contents
            About The Fund
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            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights
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About the Fund
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The Fund's Investment Objective and Principal Investment Strategies

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     What Is A Municipal Security? A municipal security is essentially a loan by the buyer to the issuer of the  security.  The issuer  promises  to pay back the principal  amount of the loan and  normally  pays  interest  exempt from federal personal income taxes.

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     What is The Fund's Investment Objective?  The Fund seeks as high a level of current  interest  income exempt from federal and  Pennsylvania  personal income taxes as is available from municipal securities, consistent with preservation of capital.

     What  Does  the  Fund  Mainly  Invest  In?  The  Fund  invests   mainly  in
Pennsylvania  municipal  securities  that pay interest  that,  in the opinion of counsel to the issuer of each security,  is exempt from federal and Pennsylvania personal income taxes, and from the investment income tax of the school district of Philadelphia.  These securities  primarily include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short-term obligations),  and interests in municipal leases. Pennsylvania
Municipal  securities  also may include debt  obligations of the  governments of certain possessions, territories and commonwealths of the United States or their respective  agencies,  instrumentalities  or  authorities if the interest is not subject to Pennsylvania  personal income tax or federal  personal income tax (in the opinion of bond  counsel to the issuer at the time the  security is issued).
Most of the  securities  the Fund buys must be  "investment  grade"  (securities rated  in  one  of  the  four  highest  rating  categories  of  national  rating organizations,  such as Moody's Investors  Services  ("Moody's")),  although the
Fund  also can hold up to 25% of its  total  assets  in  lower-grade  securities
(sometimes  called "junk  bonds").  Under  normal  market  conditions,  the Fund attempts  to  invest  100%  of its  assets  in  municipal  securities,  and as a fundamental  policy invests at least 80% of its net assets (plus  borrowings for
investment  purposes)  in  Pennsylvania  municipal  securities.   This  includes
securities that generate income subject to the alternative minimum tax.

     The Fund does not limit  its  investments  to  securities  of a  particular maturity range, and may hold both short- and long- term securities.  However, it currently  focuses  on  longer-term  securities  to seek  higher  yields.  These investments are more fully explained in "About the Fund's Investments," below.

How Do the Portfolio Managers Decide What Securities to Buy or Sell? In
selecting  securities  for the Fund,  the portfolio  managers look primarily for
Pennsylvania  municipal  securities  using a variety of factors  that may change over time and may vary in particular  cases.  The portfolio  managers  currently look for:

|_|  Securities that provide high current income
|_|   A wide range of securities of different issuers within the state (and certain possessions, territories and commonwealths of the United States), including different agencies and municipalities, to spread risk
|_|   Securities having favorable credit characteristics
|_|   Special situations that provide opportunities for value
|_|   Unrated bonds that might provide high income
|_|   Securities of smaller issuers that might be overlooked by other investors and funds
|_|   Special situations of higher rated bonds that provide opportunities for above average
      income with limited volatility.
|_|   Securities across a wide range of municipal sectors, coupons and revenue sources.

     The  portfolio  managers  may  consider  selling a security if any of these factors no longer applies to a security purchased for the Fund.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking  income  exempt from federal and  Pennsylvania  personal  income taxes.  The Fund does not seek  capital  gains or growth.  Because it invests in tax-exempt securities,  the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete  investment program.

Main Risks of Investing in the Fund

     All  investments  have risks to some  degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that poor  security  selection  by the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  will  cause  the  Fund  to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

Credit Risk.  Municipal  securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal  security might not make interest and principal  payments on the  security as they become due. If the issuer  fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that  security and of the Fund's shares may be reduced.
Because  the Fund can  invest  as much as 25% of its total  assets in  municipal securities below investment grade to seek higher income, the Fund's credit risks are  greater  than  those of  funds  that buy  only  investment-grade  bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Credit Risks of Lower-Grade  Securities.  Municipal securities that are rated below  investment  grade (these are  sometimes  called  "junk  bonds")
usually offer higher yields than investment-grade  securities but are subject to greater  price  fluctuations  and risks of loss of  income  and  principal  than investment-grade municipal securities. Securities that are (or that have fallen)
below investment grade have a greater risk that the issuers might not meet their debt obligations.  They also may not have an active trading market,  which means that they would be less liquid than investment grade  securities  making it more difficult for the Fund to sell them at an acceptable price.

Interest  Rate Risk.  Municipal  securities  are debt  securities  that are subject  to  changes  in value  when  prevailing  interest  rates  change.  When
prevailing   interest  rates  fall,  the  values  of  already-issued   municipal
securities  generally  rise. When interest rates fall, the income the Fund earns on its investments,  and the Fund's distributions to shareholders,  may decline.
When  prevailing  interest  rates rise, the values of  already-issued  municipal securities  generally fall, and the securities may sell at a discount from their face amount.

     The  magnitude of these price  changes is generally  greater for bonds with longer maturities.  When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.  Callable bonds the
Fund buys are more likely to be called when  interest  rates fall,  and the Fund might then have to reinvest  the proceeds of the  callable  instrument  in other securities  that have lower  yields,  reducing  its income.  The Fund  currently focuses on longer-term  securities to seek higher income.  Therefore,  its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds: (i) tobacco  settlement revenue bonds, for which payments of interest and principal  are made  solely  from a state's  interest  in the Master  Settlement
Agreement  ("MSA")  described below, and (ii) tobacco bonds subject to a state's appropriation  pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco  settlement  revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's  proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S.  jurisdictions  (including Puerto Rico and Guam) and the four largest
U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown & Williamson,
and Lorillard).  Subsequently,  a number of smaller tobacco manufacturers signed
on  to  the  MSA,   bringing  the  current  combined  market  share  of  tobacco manufacturers  to approximately  92%. The MSA provides for payments  annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing  all  claims  against  the  manufacturers  and a pledge of no  further litigation.  The MSA  established  a base  payment  schedule  and a formula  for adjusting  payments each year.  Tobacco  manufacturers  pay into a master escrow trust based on their market share and each state receives a fixed  percentage of the payment as set forth in the MSA.

     A number of states have  securitized  the future flow of those  payments by selling  bonds  pursuant  to  indentures,  some  through  distinct  governmental entities  created for such purpose.  The bonds are backed by the future  revenue flow that is used for  principal  and  interest  payments  on the bonds.  Annual payments on the bonds,  and thus the risk to the Fund,  are highly  dependent on the  receipt  of future  settlement  payments  by the state or its  governmental entity, as well as several other factors. The actual amount of future settlement payments is  dependent  on many factors  including,  but not limited to,  annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating  tobacco  companies.  As a result,  payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

     Because  tobacco  settlement  bonds are backed by payments from the tobacco manufacturers,  and generally not by the credit of the state or local government issuing  the bonds,  their  creditworthiness  depends on the  ability of tobacco manufacturers  to  meet  their  obligations.  A  market  share  loss  by the MSA companies to non-MSA  participating tobacco manufacturers could cause a downward adjustment  in the payment  amounts.  A  participating  manufacturer  filing for bankruptcy  also could cause delays or reductions in bond payments,  which could affect a Fund's net asset value.

     The MSA and tobacco  manufacturers  have been and continue to be subject to various legal claims.  An adverse outcome to any litigation  matters relating to the MSA or affecting  tobacco  manufacturers  could adversely affect the payment streams  associated  with the MSA or cause delays or reductions in bond payments by tobacco  manufacturers.  The MSA itself has been subject to legal  challenges and has, to date,  withstood  those  challenges.  The  Statement  of  Additional
Information  ("SAI")  contains more detailed  information  about the  litigation related to the tobacco industry and the MSA.

"Subject to Appropriation"  (STA) Tobacco Bonds. In addition to the tobacco settlement  bonds discussed  above,  the Fund also may invest in tobacco related bonds that are subject to a state's  appropriation pledge ("STA Tobacco Bonds").
STA  Tobacco  Bonds  rely on both the  revenue  source  from the MSA and a state appropriation pledge.

     These STA Tobacco  Bonds are part of a larger  category of municipal  bonds that are subject to state  appropriation.  Although specific provisions may vary
among  states,   "subject  to   appropriation   bonds"  (also   referred  to  as
"appropriation  debt") are typically  payable from two distinct  sources:  (i) a dedicated  revenue source such as a municipal  enterprise,  a special tax or, in the case of tobacco  bonds,  the MSA funds,  and (ii) from the issuer's  general funds. Appropriation debt differs from a state's general obligation debt in that general  obligation debt is backed by the state's full faith,  credit and taxing power,  while  appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The  appropriation is usually made annually.  While STA Tobacco Bonds offer
an  enhanced  credit  support   feature,   that  feature  is  generally  not  an
unconditional guarantee of payment by a state and states generally do not pledge the full faith,  credit or taxing  power of the state.  The Fund  considers  STA
Tobacco Bonds to be  "municipal  securities"  for purposes of its  concentration policies.

Taxability  Risk--The Fund will invest in municipal  securities in reliance at the time of  purchase  on an opinion of bond  counsel to the issuer  that the interest  paid on those  securities  will be  excludable  from gross  income for federal  income tax  purposes.  Subsequent to the Fund's  acquisition  of such a municipal security,  however,  the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid  by the  Fund  as  "exempt-interest  dividends"  could  be  adversely affected,  subjecting the Fund's  shareholders  to increased  federal income tax liabilities.

Risks of  Non-Diversification.  The Fund is  "non-diversified."  That means that compared to funds that are diversified,  it can invest a greater portion of its  assets  in the  securities  of one  issuer,  such as  bonds  issued  by the
Commonwealth of Pennsylvania (or governments of certain possessions, territories and  commonwealths  of the United  States).  Having a higher  percentage  of its assets  invested in the  securities of fewer  issuers,  particularly  government issuers of one state,  could result in greater  fluctuations of the Fund's share prices due to economic,  regulatory or political  problems in  Pennsylvania  (or possessions, territories and commonwealths of the United States).

Risks in Using Derivative Investments. The Fund can use derivatives to seek increased  returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment is an investment  contract  whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" are examples of derivatives the Fund can use.

     If the issuer of the derivative investment does not pay the amount due, the
Fund  can  lose  money on its  investment.  Also,  the  underlying  security  or investment on which the derivative is based, and the derivative  itself, may not perform the way the Manager expected them to perform. If that happens,  the Fund will get less income than expected or its share price could  decline.  To try to preserve  capital,  the Fund has  limits on the  amount of  particular  types of derivatives it can hold. However,  using derivatives can increase the volatility of the  Fund's  share  prices.  Some  derivatives  may be  illiquid,  making  it difficult for the Fund to sell them quickly at an acceptable price.

     When the Fund invests in certain derivatives, for example, inverse floaters with  "shortfall"  agreements  (as  discussed  below) and  swaps,  the Fund must segregate cash or readily  marketable  short-term debt  instruments in an amount equal to the obligation.

Inverse  Floaters.  The Fund may  invest up to 20% of its  total  assets in
"inverse  floaters" to seek greater income and total return.  An inverse floater typically  is  a  derivative  instrument  created  by a  trust  that  divides  a fixed-rate  municipal  security  into  two  securities:  a  short-term  tax free floating  rate  security and a long-term  tax free  floating  rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term  floating rate security.  As short-term  interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income)  and as  short-term  interest  rates fall,  inverse  floaters produce more current income.

     Certain  inverse  floaters are created when the Fund purchases a fixed rate municipal bond and subsequently  transfers the municipal bond to a broker dealer
(the  sponsor).  The  sponsor  sells the  municipal  bond to a trust.  The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying  bond to collapse the inverse  floater (upon the payment of the value of the short-term  security and certain costs).  Additionally,  the
Fund may be able to  purchase  inverse  floaters  created by  municipal  issuers directly or by other parties depositing securities into a sponsored trust.

     The Fund may also enter into  "shortfall and  forbearance"  agreements with respect to inverse  floaters.  Under those  agreements,  on  liquidation  of the trust,  the Fund is  committed  to pay the  trust  the  difference  between  the liquidation value of the underlying  municipal bond on which the inverse floater is based and the  principal  amount  payable to the  holders  of the  short-term floating rate security that is based on the same underlying  municipal security.
Although  the Fund has the risk that it may be required to make such  additional payment,  these  agreements may offer higher  interest  payments than a standard inverse floater.

     The Fund's  investments in inverse floaters may involve  additional  risks.
The  market  value of  inverse  floaters  can be more  volatile  than  that of a
conventional   fixed-rate  bond  having  similar  credit   quality,   redemption
provisions and maturity.  Typically, inverse floaters tend to underperform fixed rate  bonds  in a  rising  long-term  interest  rate  environment,  but  tend to outperform  fixed  rate  bonds in a falling or stable  long-term  interest  rate environment.  Inverse  floaters all entail some degree of  leverage.  An inverse floater  that has a higher  degree of  leverage  usually is more  volatile  with respect to its price and income than an inverse  floater that has a lower degree of leverage.  Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional  interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

     Because of the  accounting  treatment for inverse  floaters  created by the
Fund's transfer of a municipal bond to a trust, the Fund's financial  statements reflect these  transactions  as "secured  borrowings,"  which affects the Fund's expense  ratios,  statements of income and assets and liabilities and causes the
Fund's Statement of Investments to include the underlying municipal bond.

How Risky Is the Fund Overall?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments,  its  investment  performance  and the prices of its shares.  These risks mean that you can lose  money by  investing  in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

     The value of the Fund's  investments  will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular  bonds because of an event affecting the issuer,  or changes in  interest  rates that can affect bond prices  overall.  The Fund  focuses its investments in Pennsylvania municipal securities and is non-diversified. It will therefore  be  vulnerable  to  the  effects  of  economic  changes  that  affect
Pennsylvania  governmental  issuers.  These  changes can affect the value of the
Fund's  investments  and its prices per share.  The Fund's focus on  longer-term bonds and its use of inverse floaters can cause fluctuations in the Fund's share prices.  In the  OppenheimerFunds  spectrum,  the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

     An investment in the Fund is not a deposit of any bank,  and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares)
from year to year for the last 10 calendar  years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)

[See bar chart in Appendix to the Prospectus]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/06 through  12/31/06,  the cumulative return before taxes for Class A shares was 7.60%.

    During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before  taxes for a calendar  quarter  was 5.24% (3Qtr '04) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -5.29%
(2Qtr '04).

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Average Annual Total Returns     1 Year          5 Years        10 Years
for the periods ended
December 31, 2006

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Class A Shares (inception

9/18/89)                         2.49%           7.81%          5.90%
Return Before Taxes              2.48%           7.81%          5.90%
Return After Taxes on            3.25%           7.52%          5.82%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares

--------------------------------------------------------------------------------
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                                 1.77%           7.73%          5.94%
Class B Shares (inception
5/3/93)

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                                 5.79%           8.03%          5.61%
Class C Shares (inception
8/29/95)

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Lehman  Brothers  Municipal Bond
Index   (reflects  no  deduction
for fees, expenses or taxes)     4.84%           5.53%          5.76%

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The Fund's  average  annual  total  returns  include the  applicable  sales charges:  for Class A, the current  maximum  initial sales charge of 4.75%;  for
Class B, the  contingent  deferred sales charges of 5% (1-year) and 2% (5-year);
and for Class C, the 1% contingent  deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase, Class
B 10 Years performance does not include any contingent deferred sales charge and uses Class A performance  for the period after  conversion.  The returns measure the  performance  of a  hypothetical  account and assume that all  dividends and capital gains  distributions  have been  reinvested in  additional  shares.  The performance  of the Fund's  Class A shares is  compared  to the Lehman  Brothers
Municipal Bond Index,  an unmanaged  index of a broad range of investment  grade municipal bonds. The index includes municipal  securities from many states while the Fund focuses on Pennsylvania  municipal  securities.  The index  performance includes  reinvestment of income but does not reflect  transaction  costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

     The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during  its fiscal  year ended July 31,
2006.
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Shareholder Fees (charges paid directly from your investment):

                                 Class A Shares    Class B Shares       Class C Shares

 ---------------------------------------------------------------------------------
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Maximum Sales Charge (Load) on
purchases (as % of offering           4.75%           None                None
price)

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 ---------------------------------------------------------------------------------
 Maximum Deferred Sales Charge
 (Load) (as % of the lower of
 the original offering price or                      5%(2)
 redemption proceeds)               None(1)                              1%(3)
 ---------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------

 Annual Fund Operating Expenses (deducted from Fund assets):
 (% of average daily net assets)

                                        Class A Shares  Class B Shares  Class C Shares

 ----------------------------------------------------------------------------------
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Management Fees                               0.50%        0.50%         0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees      0.15%        0.90%         0.90%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Other Expenses                          0.76%        0.78%         0.77%

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-----------------------------------------------------------------------------------

     Interest and Related Expenses from       0.59%        0.59%         0.59%
     Inverse Floaters(4)

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-----------------------------------------------------------------------------------
     Other Expenses                           0.17%        0.19%         0.18%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses               1.41%        2.18%         2.17%

-----------------------------------------------------------------------------------

Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial  fees and accounting and legal expenses that the Fund pays. The
"Other  Expenses"  in the table are based on, among other  things,  the fees the
Fund would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the  Fund to  limit  these  fees to 0.35% of average daily net assets per fiscal year for all classes.  That  undertaking may be amended or withdrawn at any time.

1. A contingent deferred sales charge may apply to redemptions of investments of
   $1 million or more of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.

3. Applied to shares redeemed within 12 months of purchase.
4. Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters. Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund's net asset values per share and total return have not been affected by these additional expenses.  Those expenses affected the statement of the
   Fund's Total Other Expenses and Total Annual Operating Expenses in the table above and the Examples below.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those periods.  The second example  assumes you keep your shares.  Both examples also assume that your  investment has a 5% return each year and that the class's operating  expenses  remain the same.  Your actual  costs may be higher or lower because expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:   1 year      3 years      5 years      10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares            $613        $903         $1,215       $2,097

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares            $723        $989         $1,382       $2,160*

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares            $322        $686         $1,177       $2,530

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If shares are not         1 year      3 years      5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares            $613        $903         $1,215       $2,097

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares            $223        $689         $1,182       $2,160*

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares            $222        $686         $1,177       $2,530

---------------------------------------------------------------------------------
In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B and Class C contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include contingent deferred sales charges.

* Class B  expenses  for years 7 through  10 are based on Class A  expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

About the Fund's Investments

The Fund's Principal  Investment  Policies and Risks. The allocation of the
Fund's  portfolio among different types of investments will vary over time based on the Manager's  evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments  described in this prospectus.

     The Manager  tries to reduce risks by selecting a wide variety of municipal investments and by carefully  researching  securities before they are purchased.
However,  changes in the overall  market prices of municipal  securities and the income they pay can occur at any time.  The Fund's  share  prices and yields may change daily based on changes in the prices or interest  rates of the securities in which the Fund invests. Those securities prices or interest rates may vary in response to changes in interest  rates  generally,  other market  conditions  or other economic or political events.  The SAI contains more detailed  information about the Fund's investment policies and risks.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of  participation  in municipal  leases and other debt  obligations.  These debt obligations  are  issued  by  state  governments,  as  well as  their  political subdivisions  (such as  cities,  towns and  counties),  and their  agencies  and authorities. Pennsylvania municipal securities are municipal securities that are not subject to Pennsylvania  personal income tax (in the opinion of bond counsel to the issuer).  They include debt  obligations  issued by the  Commonwealth  of
Pennsylvania  and  its  political  subdivisions.  They  also  may  include  debt
obligations  of  the  governments  of  certain   possessions,   territories  and
commonwealths   of  the  United  States  if  the  interest  is  not  subject  to
Pennsylvania personal income tax.

     The Fund can also buy other municipal  securities issued by the governments of the  District  of  Columbia  and of other  states,  or by any  commonwealths, territories or possessions of the United States,  (for example,  Puerto Rico) or their respective  agencies,  instrumentalities  or authorities,  if the interest paid on the  security  is not  subject  to federal  personal  income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

     Under  highly  unusual  circumstances,  the  Internal  Revenue  Service may determine that a municipal bond issued as tax-exempt  should in fact be taxable.
If the Fund held  such a bond,  it might  have to  distribute  taxable  ordinary income  dividends or  reclassify as taxable  income  previously  distributed  as exempt-interest dividends.

     Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments,  financing specific  projects  or  financing  public  facilities.  The  Fund  can buy  both long-term and short-term municipal securities.  For purposes of this prospectus, long-term  securities  have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income.

     The Fund can buy  municipal  securities  that  are  "general  obligations,"
secured by the  issuer's  pledge of its full faith,  credit and taxing power for the  payment  of  principal  and  interest.  The  Fund  can  also  buy  "revenue obligations,"  whose  interest is payable only from the revenues  derived from a particular  facility or class of facilities,  or a specific  excise tax or other revenue source.  Some of these revenue  obligations  are industrial  development bonds and private  activity bonds that pay interest that may be a tax preference item for  investors  subject to the federal  alternative  minimum  tax. The Fund selects investments without regard to this type of tax treatment.

Municipal Lease  Obligations.  Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities.
The  Fund  can  invest  in  certificates  of  participation   that  represent  a
proportionate interest in payments made under municipal lease obligations.  Most municipal  leases,  while  secured  by the  leased  property,  are  not  general obligations of the issuing municipality.  They often contain "non-appropriation"
clauses under which the municipal  government has no obligation to make lease or installment  payments in future years unless money is  appropriated  on a yearly basis.

     If the municipal  government stops making payments or transfers its payment obligations  to a private  entity,  the  obligation  could  lose value or become taxable.  Although  the  obligation  may be secured by the leased  equipment  or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult,  time consuming and costly, and may result in a delay in  recovering or the failure to recover the original  investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Ratings  of  Municipal  Securities  the Fund  Buys.  Most of the  municipal securities  the Fund buys are  "investment  grade" at the time of purchase.  The
Fund can invest up to 25% of its total  assets in municipal  securities  that at the time of purchase are not "investment-grade." Securities that are rated below
"investment-grade"  are those rated below "Baa" by Moody's,  or lower than "BBB"
by  Standard  &  Poor's  Rating  Services,  or  comparable  ratings by other nationally recognized  statistical rating organizations,  or (if unrated) judged by the Manager to be  comparable  to securities  rated below  investment  grade.
Rating  categories  are  described  in the SAI.  If the rating of a security  is reduced  after  the Fund  buys it,  the Fund is not  required  automatically  to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

     The  Manager  relies  to  some  extent  on  credit  ratings  by  nationally recognized  statistical  rating  organizations  in evaluating the credit risk of securities selected for the Fund's portfolio.  It also uses its own research and analysis to evaluate  risks.  Many  factors  affect an issuer's  ability to make timely payments,  and the credit risks of a particular  security may change over time.

     The  Fund  can  invest a  significant  portion  of its  assets  in  unrated securities.  If a security the Fund buys is not rated,  the Manager will use its judgment to assign a rating that it believes is  comparable  to that of a rating organization.  Some of these unrated  securities  may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating  interest  rates.  Variable  rates are adjustable at stated
periodic intervals.  Floating rates are automatically  adjusted in relation to a specified  market rate,  such as the prime rate of a bank or the ninety-one (91)
day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other  credit  support  arrangements  and can  include  "participation interests"  purchased  from banks that give the Fund an undivided  interest in a municipal obligation in proportion to its investment.

Can the Fund's Investment  Objective and Policies Change?  The Fund's Board
of Trustees can change  non-fundamental  policies without shareholder  approval, although significant changes will be described in amendments to this prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy.  Other investment policies that are fundamental policies are listed in the SAI. An investment  policy or technique is not fundamental  unless this prospectus or the SAI says that it is.

Other Investment Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Manager might not always use all of them. These techniques have risks,  although some are designed to help reduce overall investment or market risk.

Borrowing  for  Leverage.  The  Fund can  borrow  from  banks  to  purchase additional  securities,  a technique referred to as "leverage," in amounts up to one  third  of its  total  assets  (including  the  amount  borrowed)  less  all liabilities and  indebtedness  other than  borrowings.  The use of leverage will subject  the Fund to greater  costs than funds that do not borrow for  leverage, and may also make the  Fund's  share  price  more  sensitive  to  interest  rate changes.  The  interest on borrowed  money is an expense  that might  reduce the
Fund's yield.

"When-Issued" and "Delayed  Delivery"  Transactions.  The Fund can purchase municipal  securities  on a  "when-issued"  basis and can  purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement, no payment is made for the  security  and no interest  accrues to the buyer from the  investment.  There  is a risk  of  loss to the  Fund  if the  value  of the when-issued security declines prior to the settlement date.

Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments"
or "puts" with respect to municipal  securities.  The investments  give the Fund the  right  to  sell  securities  at a  set  price  on  demand  to  the  issuing broker-dealer or bank.  However, a security having this feature may have a lower interest  rate.  The Fund will acquire  stand-by  commitments  or puts solely to enhance portfolio liquidity.

Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under federal  securities  laws before they can be sold publicly.  The Fund will not invest  more than 15% of its net assets in  illiquid  securities  and cannot invest  more  than  10% of its net  assets  in  restricted  securities.  Certain restricted  securities  that are eligible for resale to qualified  institutional purchasers may not be subject to those limits.  The Manager monitors holdings of illiquid  securities  on an  ongoing  basis  to  determine  whether  to sell any holdings to maintain adequate liquidity.

Hedging. The Fund can buy and sell futures contracts, put and call options, or enter  into  interest  rate swap  agreements.  These are all  referred  to as
"hedging instruments." The Fund does not use hedging instruments for speculative purposes  and has  limits  on its use of  them.  The Fund  does not use  hedging instruments  to a substantial  degree and is not required to use them in seeking its investment objective.

Hedging  involves  risks.  If the Manager uses a hedging  instrument at the wrong  time  or  judges  market  conditions  incorrectly,  the  hedge  might  be unsuccessful  and the strategy  could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not  correlated  with its  other  investments  or if it could  not  close  out a position because of an illiquid market for the future or option.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio  turnover." The Fund can engage in active and frequent trading to try to achieve  its  objective,  and may have a high  portfolio  turnover  rate (for example, over 100%). While increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce  performance),  in most cases the Fund does not pay brokerage  commissions on debt  securities it buys. If the
Fund  realizes  capital  gains  when it  sells  its  portfolio  investments,  it generally  must pay those gains out to  shareholders,  increasing  their taxable distributions.  The  Financial  Highlights  table at the end of this  prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim  Investments.  In times of unstable adverse market, political or economic conditions,  the Fund can invest up to 100% of its total assets in temporary  defensive  investments that are inconsistent with the
Fund's  principal  investment  strategies.   Generally,   the  Fund's  defensive
investments  will  be  short-term  municipal  securities,   but  could  be  U.S.
government securities or highly-rated corporate debt securities. The income from some temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

     Under  normal  market  conditions,  the Fund can also hold  these  types of investments for cash management purposes pending the investment of proceeds from the  sale  of  Fund  shares  or  portfolio  securities  or to  meet  anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission ("SEC"), no later than 60 days after the close of its first and third fiscal  quarters.  These  required  filings are  publicly  available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

How the Fund is Managed

The  Manager.  OppenheimerFunds,  Inc.,  the  Manager,  chooses  the Fund's investments  and handles its day-to-day  business.  The Manager  carries out its duties, subject to certain policies established by the Fund's Board of Trustees,
under   an   investment   advisory   agreement   that   states   the   Manager's
responsibilities.  The agreement  sets the fees the Fund pays to the Manager and describes  the  expenses  that the Fund is  responsible  to pay to  conduct  its business.

The Manager has been an investment  advisor since 1960. The Manager and its  subsidiaries  and controlled  affiliates  managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than
6 million  shareholder  accounts.  The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
Manager an  advisory  fee at an annual rate that  declines as the Fund's  assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next  $100  million,  0.50% of the next  $200  million,  0.45% of the next  $250 million,  0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1  billion.  The Fund's  management  fee for its last  fiscal year ended July 31, 2006,  was 0.50% of average  annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's  investment  advisory  contract is  available  in the Fund's  Semi-Annual
Report to shareholders for the six-month period ended January 31, 2006.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals,  including Ronald H. Fielding, Daniel G. Loughran, Scott Cottier,
Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio  Manager of the
Fund since January 1999.  Mr.  Fielding has been a Senior Vice  President of the
Manager  since  January 1996.  He is the Chief  Strategist,  a Senior  Portfolio
Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a
Senior  Portfolio  Manager  of the Fund  since July  2005.  Mr.  Loughran  was a
Portfolio Manager of the Fund from January 1999 to June 2005. He has been a Vice
President of the Manager since April 2001 and has been a portfolio  manager with the Manager since 1999. He is a portfolio  manager and officer of other funds in the OppenheimerFunds complex.

     Mr.  Cottier has been a Vice President of the Fund since October 2005 and a
Senior  Portfolio  Manager of the Fund since 2002.  Mr.  Cottier has been a Vice
President of the Manager since 2002.  Prior to joining the Manager in 2002,  Mr.
Cottier was a portfolio  manager and trader at Victory  Capital  Management from
1999 to 2002. He is a Senior  Portfolio  Manager,  an officer and trader for the
Fund and other Oppenheimer funds.

     Mr.  Willis has been a Vice  President of the Fund since October 2005 and a
Senior  Portfolio  Manager of the Fund since  January  2006.  He was a Portfolio
Manager  of the Fund from May 2003 to  December  2005.  Mr.  Willis  has been an
Assistant  Vice  President of the Manager since July 2005.  Prior to joining the
Manager in 2003, Mr. Willis was a Corporate Attorney for Southern Resource Group
from 1999 to 2003. He is a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. DeMitry has been an Associate  Portfolio Manager of the Fund and of the
Manager since September 2006. Mr. DeMitry was a Research  Analyst of the Manager
from June 2003 to August 2006. He was a Credit  Analyst of the Manager from July
2001 to May 2003. He is an Associate Portfolio Manager and a trader for the Fund and other Oppenheimer funds.

     Mr.  Franz has been an Associate  Portfolio  Manager of the Fund and of the
Manager since  September  2006. Mr. Franz was a Research  Analyst of the Manager
from June 2003 to August  2006.  Prior to joining the  Manager,  Mr. Franz was a summer  intern  in the  Securities  Division  at  TIAA-CREF  from  June  2002 to
September 2002. He is an Associate  Portfolio  Manager and a trader for the Fund and other Oppenheimer funds.

     Mr.  Camarella is a Research  Analyst for the Fund.  He has been a Research
Analyst of the Manager since February  2006. Mr.  Camarella was a Credit Analyst of the Manager from June 2003 to January 2006. Prior to joining the Manager,  he was  employed as an  Investment  Banking  Analyst  for  Wachovia  Securities  in
Charlotte,  North  Carolina  from January 2000 to June 2002. He is also a trader for the Fund and other Oppenheimer funds.

     Additional   information  about  the  Fund's  Portfolio   Management  Team,
regarding  compensation,  other  accounts  managed and their  ownership  of Fund shares, is provided in the Statement of Additional Information.

Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10,  2005 and amended on March 4, 2005.  The  complaint  alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.

Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If you do
not list a dealer on the  application,  Class A shares  are your  only  purchase option.  The  Distributor  will act as your  agent  in  buying  Class A  shares.
However,  we recommend that you discuss your investment with a financial advisor before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class B or Class C shares may not be purchased by a new investor  directly  from
the   Distributor   without  the   investor   designating   another   registered
broker-dealer.  If a current  investor  no longer has another  broker-dealer  of record  for  an  existing  Class  B or  Class  C  account,  the  Distributor  is automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds  wire.  The minimum  wire  purchase is $2,500.
Before sending a wire, call the Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
can pay for shares by electronic funds transfers from your bank account.  Shares are  purchased  for your  account by a transfer of money from your bank  account through the  Automated  Clearing  House  (ACH)  system.  You can  provide  share purchase  instructions  automatically,  under an Asset Builder  Plan,  described below,  or by telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make an  initial  investment  for as  little  as $500.  The  minimum  subsequent investment is $50,  except that for any account  established  under one of these plans prior to November 1, 2002, the minimum  additional  investment will remain
$25.

     A minimum initial  investment of $250 applies to certain fee based programs that have an agreement with the Distributor.  The minimum subsequent  investment for those programs is $50.

     The minimum investment  requirement does not apply to reinvesting dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"),  on each day the NYSE is open for  trading  (referred  to in this  prospectus  as a  "regular business  day").  The NYSE normally  closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.  All  references to time in this  prospectus  are to
"Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a securities  market  closes early  because of a natural disaster).  The Fund uses fair value  pricing  procedures  to  reflect  what the
Manager  and  the  Board  believe  to be more  accurate  values  for the  Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.  Buying  Through a Dealer.  If you buy shares through an authorized dealer,  your dealer must  receive the order by the close of the NYSE for you to receive that day's offering  price.  If your order is received on a day when the
NYSE is closed or after it is closed,  the order will receive the next  offering price that is determined.

--------------------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class,
your      investment     will     be     made     in     Class     A     shares.
--------------------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1  million).  The amount of that sales charge will vary depending  on the amount you invest.  The sales  charge rates are listed in "How
Can You Buy Class A Shares?" below.

--------------------------------------------------------------------------------------------

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

--------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

--------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

Investing for the Shorter  Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The
Distributor  normally will not accept  purchase orders of more than $100,000 for
Class B shares or $1 million or more of Class C shares  from a single  investor.
Dealers or other financial intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  and do not expect to need  access to your money for more than six years, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features  may not be  available  to  Class B and  Class  C  shareholders.  Other features may not be advisable (because of the effect of the contingent  deferred sales  charge)  for  Class B and Class C  shareholders.  Therefore,  you  should carefully  review how you plan to use your  investment  account before  deciding which class of shares to buy.

     Additionally,  the  dividends  payable to Class B and Class C  shareholders will be reduced by the  additional  expenses borne by those classes that are not borne by Class A  shares,  such as the  Class B and  Class C  asset-based  sales charge  described  below and in the Statement of Additional  Information.  Also,
checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important  to remember  that Class B and Class C contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end sales charge on sales of Class A shares:  to compensate the  Distributor  for  concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions  based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as concession.  The Distributor  reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                          Charge As a      Charge As a       Percentage of
                          Percentage of     Percentage of    Offering Price
                          Net               Amount Invested
                          Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases and the special  sales  charge  rates that apply to purchases of shares of the Fund by certain groups,  or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently  making (as shown in the table  above),  you can add the value of any Class A, Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are  currently  purchasing,  to the value of your Class A share  purchase.  Your
Class A shares of  Oppenheimer  Money  Market  Fund,  Inc. or  Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your financial intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

Letters of Intent.  You may also qualify for reduced  Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in that determination. Any Class A shares of Oppenheimer Money Market Fund, Inc.
or Oppenheimer Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the  specified  amount of shares.  You may also be able to apply the
Right of Accumulation to these purchases.

     You can choose to include purchases made up to 90 days before the date that you submit a Letter of Intent.  Your Class A shares of Oppenheimer  Money Market
Fund,  Inc.  or  Oppenheimer  Cash  Reserves  on which you have not paid a sales charge will not be counted for this purpose.  Submitting a Letter of Intent does not  obligate you to purchase the  specified  amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

Dividend   Reinvestment.   Dividends  and/or  capital  gains  distributions
received by a shareholder  from the Fund may be reinvested in shares of the Fund or any of the  other  Oppenheimer  funds  into  which  shares of the Fund may be exchanged  without a sales charge, at the net asset value per share in effect on the payable  date.  You must notify the Transfer  Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

Exchanges  of  Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

Reinvestment Privilege.  Within six months of a redemption of certain Class
A and Class B shares,  the proceeds may be  reinvested  in Class A shares of the
Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged,  without a sales charge.  This  privilege  applies to  redemptions of
Class A shares that were subject to an initial  sales charge or Class A or Class
B shares that were subject to a contingent  deferred sales charge when redeemed.
The investor must ask the Transfer  Agent or his or her  financial  intermediary for that  privilege at the time of  reinvestment  and must  identify the account from which the redemption was made.

Other Special  Reductions and Waivers.  The Fund and the Distributor  offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors.  These are described in greater  detail in
Appendix C to the Statement of Additional  Information.  The Fund's Statement of
Additional  Information  may be  ordered  by  calling  1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at  www.oppenheimerfunds.com
(under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these  waivers and special  sales  charge  arrangements  is also  available  for viewing on the  OppenheimerFunds  website (under the heading "Fund Information,"
click on the hyperlink "Sales Charge  Waivers").  To receive a waiver or special
sales  charge  rate  under  these  programs,   the  purchaser  must  notify  the
Distributor  (or other  financial  intermediary  through  which shares are being purchased)  at the time of purchase,  or must notify the  Transfer  Agent at the time of redeeming  shares for waivers that apply to  contingent  deferred  sales charges.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1  million  or  more.  The  Distributor  pays  dealers  of  record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession  will not be paid on  purchases  of shares by  exchange  or that were previously subject to a front-end sales charge and dealer concession.

     If you  redeem  any of those  shares  within an 18 month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

     the aggregate net asset value of the redeemed shares at the time of redemption
         (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
     the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

--------------------------------------------------------------------------------

Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order Was Accepted       Redemptions in That Year

                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A  shares.  It  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  A  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  periodically  for providing  personal  service and  maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to pay the
Distributor  for its  services  and  costs in  distributing  Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class
C shares.  The  Distributor  also receives a service fee of up to 0.15% per year under each plan.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 0.90% of the net assets per year of the  respective  class.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal  services  for  accounts  that  hold  Class B or  Class C  shares.  The
Distributor  normally  pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
0.90% of the purchase price. The Distributor  pays the asset-based  sales charge as an  ongoing  concession  to the  dealer  on Class C  shares  that  have  been outstanding  for a year or more. The  Distributor  normally  retains the Class C asset-based  sales  charge  during  the  first  year  after  Class C shares  are purchased. See the Statement of Additional Information for exceptions.

     Under certain  circumstances,  the  Distributor may pay the full Class B or
Class C asset-based  sales charge and the service fee to the dealer beginning in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those  circumstances,  the sales concession will not be paid to the dealer.

OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted  by  applicable  laws or the rules of the NASD)  designed  to increase sales  representatives'  awareness about Oppenheimer funds, including travel and lodging  expenditures.  However,  the  Manager  does not  consider  a  financial intermediary's  sale of  shares  of the Fund or  other  Oppenheimer  funds  when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any
change   you   make  to  the   bank   account   information   must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in amounts up to $100,000 by
phone,  by  calling  1.800.225.5677.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the  PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is received by the Distributor or your authorized financial  intermediary, in proper form (which  means that it must comply with the  procedures  described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting  privilege, or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular  basis.  If you  have  questions  about  any of  these  procedures,  and especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

CHECKWRITING.  To write  checks  against  your Fund  account,  request that privilege  on your  account  application,  or  contact  the  Transfer  Agent for signature cards. They must be signed (with a signature  guarantee) by all owners of the account and returned to the Transfer  Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a signature card
to   establish   checkwriting   in  another   Oppenheimer   fund,   simply  call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o Checks can be written to the order of whomever  you wish,  but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated
      amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of
      $100 or more.
o     Checks cannot be paid if they are written for more than your account value.
      Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were
      purchased by check or Asset Builder Plan payments within the prior 10 days.

     Don't use your checks if you changed  your Fund account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares under a share  certificate  by telephone.  o To redeem shares  through a service representative or automatically on PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those  shares  during the  applicable  holding  period for the class of shares, the contingent  deferred sales charge will be deducted from the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the  Statement  of  Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,

o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.

   o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

Limits on Disruptive  Activity.  The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

Exchanges  of  Client  Accounts  by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
The  Distributor  and/or the  Transfer  Agent have  agreements  with a number of financial  intermediaries  that permit them to submit exchange orders in bulk on behalf of their  clients.  Those  intermediaries  are  required  to  follow  the exchange policies stated in this prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

Redemptions  of  Shares.  These  exchange  policy  limits  do not  apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this prospectus.  Further details are provided under "How to Sell Shareso ."

Right to Refuse Exchange and Purchase  Orders.  The Distributor  and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

Right to Terminate or Suspend  Account  Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

Omnibus  Accounts.  If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the Fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

30-Day Limit. A direct  shareholder  may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

Exchanges Into Money Market Funds. A direct  shareholder  will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

Asset  Allocation.  Third-party  asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer  "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

Automatic  Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account annually in September.  See the Statement of Additional Information
to learn how you can avoid this fee and for  circumstances  under which this fee will not be assessed.  The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be  suspended  by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.

Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions  in writing.  The Transfer Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this prospectus.

Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer  performs any  transaction  erroneously  or  improperly.  The redemption  price for shares  will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption price,  which is the net asset value per share,  will  normally  differ for each class of shares.
The  redemption  value of your  shares may be more or less than  their  original cost.

Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase shares by Federal Funds wire or certified check.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted  into cash.  Federal  regulations  may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or  principal  place of  business  and your  Social  Security  Number,  Employer
Identification Number or other government issued identification when you open an account.  Additional  information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish  an account if the necessary  information  is not received.  The Fund may also place limits on  account  transactions  while it is in the  process of  attempting  to verify  your  identity.  Additionally,  if the Fund is  unable  to  verify  your identity after your account is  established,  the Fund may be required to redeem your shares and close your account.  "Backup  withholding" of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds
(including  exchanges) if you fail to furnish the Fund your  correct,  certified
Social   Security  or  Employer   Identification   Number  when  you  sign  your
application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual  report  and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt  income and/or net taxable  investment income each regular  business day and to pay those dividends  monthly.  Daily dividends will not be  declared  or paid on  newly-purchased  shares  until  Federal  Funds are available to the Fund from the purchase payment for such shares.

     The Fund attempts to pay  dividends on Class A shares at a constant  level.
There is no  assurance  that it will be able to do so. The Board of Trustees may change  the  targeted  dividend  level at any  time,  without  prior  notice  to shareholders.  The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the particular class of  shares.  Dividends  and  other  distributions  paid on Class A  shares  will generally  be higher  than  dividends  for  Class B and  Class C  shares,  which normally have higher  expenses than Class A. The Fund cannot  guarantee  that it will pay any dividends or other distributions.

CAPITAL  GAINS.  Although  the Fund  does not seek  capital  gains,  it may realize  capital gains on the sale of portfolio  securities.  If it does, it may make  distributions  out  of any  net  short-term  or  long-term  capital  gains annually. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that the
Fund will pay any capital gains  distributions in a particular  year.  Long-term capital gains will be  separately  identified  in the tax  information  the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  Dividends  paid from net  investment  income  earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes.  All or a portion of the  dividends  paid by the Fund that are derived from interest  paid on certain  "private  activity  bonds" may be an item of tax preference  if you are  subject to the  federal  alternative  minimum  tax.  The portion of the Fund's  exempt-interest  dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds  website at  www.oppenheimerfunds.com.  Under the  heading "I Want To," clink on the link
"Access  the Tax  Center"  and under  the drop  down  menu for "Tax  Preparation
Information,"  click  the  link  "Municipal   Income/Tax  Preference  Percentage
Tables."  You'll  find  a  link  to  the  Oppenheimer  Municipal  Fund  AMT  Tax
Percentages at the end of that page. This amount will vary from year to year.

     Dividends and capital gains distributions may be subject to federal,  state or local taxes. Any short-term  capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you as long-term  capital gains,  no matter how long you have owned shares in the Fund.
The Fund may derive gains in part from municipal  obligations the Fund purchased below their  principal or face  values.  All, or a portion of these gains may be taxable to you as  ordinary  income  rather  than  capital  gains.  Whether  you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

     Exempt-interest dividends earned by residents of Pennsylvania should not be subject  to  federal,  state,  or  local  income  taxes,  and  for  Philadelphia
residents,   from  the  investment   income  tax  of  the  School   District  of
Philadelphia.  Shares  of the  Fund  will be  exempt  from  Pennsylvania  county personal  property  taxes to the  extent  that the Fund's  portfolio  securities consist of Pennsylvania  municipal securities on the annual assessment date. The portion of the Fund's  dividends that is  attributable to income earned on other obligations (not Pennsylvania  municipal securities) will normally be subject to
Pennsylvania personal income taxes.

     It is  possible  that,  because of events  occurring  after the date of its issuance,  a  municipal  security  owned by the Fund will be  determined  to pay interest that is  includable in gross income for purposes of the federal  income tax, and that the  determination  could be  retroactive to the date of issuance.
Such a determination may cause a portion of prior  distributions to shareholders to be taxable to shareholders in the year of receipt.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders

     This  information is only a summary of certain federal and state income tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).

     The Fund's  financial  highlights  for the Fund's fiscal years 2002 through
2006 have been  restated  from those  originally  included in the Fund's  Annual
Report for the Fund's fiscal year ended July 31, 2006. The  restatement  changes the accounting  treatment of the Fund's portfolio  holdings of certain municipal bond derivative  securities referred to as "inverse floaters." Expenses for each class of shares were restated to reflect the interest and fee expense related to the Fund's  liability for  short-term  floating rate notes issued in conjunction with inverse floating rate securities  transactions.  However,  these changes in accounting  treatment have not affected the Fund's net asset values per share or the investment performance of each class of shares.

     This  information  has been  audited by KPMG LLP,  the  Fund's  independent registered public accounting firm, whose report, along with the Fund's financial statements,  is included in the  Statement of Additional  Information,  which is available upon request.

FINANCIAL HIGHLIGHTS
(As restated, see Note 8)
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $      11.76      $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .62 1            .67 1            .73             .75             .70
Net realized and unrealized gain (loss)                    (.10)            1.10              .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .52             1.77              .98             .64             .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.62)            (.68)            (.70)           (.73)           (.70)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $      12.85      $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.21%           15.43%            8.53%           5.36%           7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     600,716     $    384,863      $   229,450     $   184,638     $   144,592
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     484,153     $    295,002      $   211,061     $   172,228     $   120,251
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.88%            5.35%            6.01%           6.11%           6.03%
Expenses excluding interest and fees on
short-term floating rate notes issued                      0.82%            0.81%            0.86%           0.86%           0.85%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             1.41%            1.21%            1.12%           1.14%           1.13%
Expenses after payments and waivers and
reduction to custodian expenses                            1.41%            1.21%            1.12%           1.14%           1.10% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $      11.76      $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .53 1            .57 1            .63             .65             .62
Net realized and unrealized gain (loss)                    (.10)            1.11              .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43             1.68              .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)            (.59)            (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       12.75     $      12.85      $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%           14.56%            7.71%           4.56%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     196,704     $    189,643      $   157,338     $   146,369     $   101,126
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     193,225     $    173,663      $   156,689     $   127,280     $    75,772
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.14%            4.62%            5.26%           5.34%           5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                      1.59%            1.59%            1.62%           1.63%           1.61%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             2.18%            1.99%            1.88%           1.91%           1.89%
Expenses after payments and waivers and
reduction to custodian expenses                            2.18%            1.99%            1.88%           1.91%           1.86% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS C         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.83     $      11.75      $     11.47     $     11.56     $     11.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .52 1            .57 1            .63             .65             .61
Net realized and unrealized gain (loss)                    (.09)            1.10              .25            (.11)            .12
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43             1.67              .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)            (.59)            (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       12.73     $      12.83      $     11.75     $     11.47     $     11.56
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%           14.48%            7.71%           4.57%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     220,256     $    133,569      $    76,489     $    69,916     $    47,163
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     174,354     $     96,508      $    74,956     $    60,202     $    33,327
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.10%            4.56%            5.25%           5.34%           5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                      1.58%            1.59%            1.63%           1.63%           1.61%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             2.17%            1.99%            1.89%           1.91%           1.89%
Expenses after payments and waivers and
reduction to custodian expenses                            2.17%            1.99%            1.89%           1.91%           1.86% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Pennsylvania Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]  OppenheimerFunds   Distributor,
Inc.
The Fund's SEC File No. 811-5867

PR0740.001.0307
Printed on recycled paper

Appendix to Prospectus of Oppenheimer Pennsylvania Municipal Fund

     Graphic  material  included in the prospectus of  Oppenheimer  Pennsylvania
Municipal Fund: "Annual Total Returns (Class A) (as of December 31 each year)":

     A bar chart will be included in the prospectus of Oppenheimer  Pennsylvania
Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment  in  Class A shares  of the  Fund  for each of the last ten  calendar years,  without  deducting  sales  charges  or taxes.  Set  forth  below are the relevant data points that will appear on the bar chart:

Calendar                  Oppenheimer
Year                      Pennsylvania Municipal Fund
Ended                     Class A Shares

12/31/97                     8.96%
12/31/98                     4.45%
12/31/99                    -6.18%
12/31/00                     7.06%
12/31/01                     6.51%
12/31/02                   10.95%
12/31/03                     9.81%
12/31/04                     7.06%
12/31/05                     8.97%
12/31/06                     7.60%

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Oppenheimer Pennsylvania Municipal Fund
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6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Revised Statement of Additional Information dated March 5, 2007

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Revised Prospectus dated March 5, 2007.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................
Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

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ABOUT THE FUND
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Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information ("SAI"), contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional information is also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth because that would generally be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the
Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Invest
In?" and "About the Fund's Investments."  As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax. Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

Municipal  Bonds.  The Fund has classified  municipal  securities  having a maturity  (when the security is issued) of more than one (1) year as  "municipal bonds." The principal  classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero coupon bonds" as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

General  Obligation  Bonds.  The basic security  behind general  obligation bonds is the issuer's  pledge of its full faith and credit and taxing power,  if any,  for the  repayment of  principal  and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility,  group of facilities,  or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source,  such as a  state's  or local  government's  proportionate  share of the tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital  projects.  Examples include  electric,  gas, water and sewer systems; highways,  bridges, and tunnels; port and airport facilities;  colleges and universities; and hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain  qualified private activity bonds that is tax-exempt may  nonetheless  be  treated  as  a  tax  preference  item  subject  to  the alternative  minimum  tax to which  certain  taxpayers  are  subject.  If such qualified  private activity bonds are held by the Fund, a proportionate  share of the  exempt-interest  dividends paid by the Fund will constitute an item of tax preference to such shareholders.

Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are  generally  known as  municipal  notes.
Municipal  notes  generally are used to provide for short-term  working  capital needs. Some of the types of municipal notes the Fund can invest in are described below.

Tax Anticipation  Notes.  These are issued to finance working capital needs of  municipalities.  Generally,  they are  issued  in  anticipation  of  various seasonal tax revenue,  such as income,  sales,  use or other business taxes, and are payable from these specific future taxes.

Revenue  Anticipation  Notes.  These are notes  issued  in  expectation  of receipt of other  types of revenue,  such as Federal  revenues  available  under
Federal revenue-sharing programs.

Bond  Anticipation  Notes.  Bond  anticipation  notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

Construction  Loan Notes.  These are sold to provide  project  construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

Tax-Exempt  Commercial Paper. This type of short-term  obligation  (usually having a  maturity  of 270 days or less),  is issued by a  municipality  to meet current working capital needs.

Municipal  Lease  Obligations.  The Fund's  investments in municipal  lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default. The Commonwealth of Pennsylvania is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be made.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund. While the Fund holds such securities,  the Manager will also evaluate the  likelihood of a continuing  market for these  securities  and their credit quality.

TOBACCO  RELATED  BONDS.  The Fund may invest in two types of tobacco  related
bonds:   (i) tobacco  settlement revenue bonds, for which payments of interest and  principal  are  made  solely  from  a  state's  interest  in  the  Master
Settlement  Agreement ("MSA") described below, and (ii) tobacco  bonds subject to a state's  appropriation  pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master
Settlement Agreement ("MSA"). The MSA is an agreement reached out of court in
November 1998 between 46 states and six other U.S. jurisdictions (including
Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers
(Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).
Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA  Tobacco  Bonds  are part of a larger  category  of  municipal
bonds that are subject to state  appropriation.   Although specific provisions
may vary among states,  "subject to appropriation  bonds" (also referred to as
"appropriation  debt") are typically payable from two distinct sources:  (i) a dedicated revenue source such as a municipal enterprise,  a special tax or, in the case of tobacco bonds,  the MSA funds,  and (ii) from the issuer's general
funds.   Appropriation  debt differs from a state's general obligation debt in that general  obligation debt is backed by the state's full faith,  credit and taxing power,  while  appropriation debt requires the state to pass a specific periodic  appropriation  to pay interest and/or  principal on the bonds as the
payments  come due. The  appropriation  is usually made  annually.   While STA
Tobacco  Bonds offer an  enhanced  credit  support  feature,  that  feature is generally  not an  unconditional  guarantee  of  payment by a state and states generally  do not pledge the full faith,  credit or taxing power of the state.
The Funds  consider the STA Tobacco  Bonds to be  "municipal  securities"  for purposes of their concentration policies.

Litigation Challenging the MSA. The participating  manufacturers and states in the MSA are subject to several  pending  lawsuits  challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA
(referred  to  herein  as the  "MSA-related  legislation").  One or  more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation  are void or  unenforceable  under the  Commerce  Clause and certain other provisions of the U.S.  Constitution,  the federal antitrust laws, federal civil rights laws,  state  constitutions,  consumer  protection  laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation, which interpretation appears to conflict with interpretations by other courts that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

Ratings of Municipal  Securities.  Ratings by ratings organizations such as
Moody's  Investors  Service,  Inc.  ("Moody's"),  Standard  &  Poor's Rating
Services, a division of the McGraw-Hill  Companies,  Inc. ("S&P") and Fitch,
Inc.  ("Fitch")  represent the respective rating agency's opinions of the credit quality of the  municipal  securities  they  undertake to rate.  However,  their ratings are  general  opinions  and are not  guarantees  of  quality.  Municipal securities  that have the same  maturity,  coupon and rating may have  different yields,  while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities (often referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price. The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as an AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this SAI.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.
The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in Pennsylvania Municipal Securities.
Because the Fund focuses its investments primarily on Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the Commonwealth of Pennsylvania and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.  Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions.  From time to time Pennsylvania and certain of its political subdivisions have encountered financial difficulties that have adversely affected their respective credit standings.  Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing or laws with respect to tax-exempt financing.  In addition, the recent national economic recession and the continuing economic uncertainty has had, and may continue to have, a negative impact on the Pennsylvania economy. It is not possible to predict the future impact of the political developments, economic problems and legislation on the long-term ability of the Commonwealth of Pennsylvania or
Pennsylvania municipal issuers to pay interest or repay principal on their obligations.

      The information below about these conditions is only a brief summary based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of
Pennsylvania issuers.  The information below is general in nature and does not provide information about financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the commonwealth of Pennsylvania since the date hereof.

     The Effect of General Economic  Conditions in the State The Commonwealth of
Pennsylvania  is  one  of  the  most  populous  states,   ranking  sixth  behind
California, Texas, New York, Florida and Illinois and has a diversified economy.
Pennsylvania had been  historically  identified as a heavy industry state.  That reputation  has  changed  over the last  thirty  years as the  coal,  steel  and railroad industries declined. The Commonwealth's business environment readjusted with a more diversified  economic base. This economic  readjustment was a direct result  of a  long-term  shift in jobs,  investment  and  workers  away from the northeast  part of the  nation.  Currently,  the  major  sources  of  growth  in
Pennsylvania  are  in the  service  sector,  including  trade,  medical,  health services, education and financial institutions.

Financial Condition and Results of Operations (GAAP Basis).  During the five year period ending with fiscal 2005, total revenues and other sources increased by an average of 6.5% annually.  Tax revenues during this same period increased by an annual average of 4.3%.  During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds to become a larger portion of income to the
General Fund.  Expenditures and other uses during the fiscal years 2001 through 2005 rose at an average annual rate of 6.9%.  Comparison of expenditures by individual category in fiscal year 2002 to prior fiscal years is not reliable due to a change to the definitions for these expenditure categories in fiscal year 2002.

     Beginning  with its GAAP basis  financial  statements  for the fiscal  year ended June 30,  2002,  the  Commonwealth  adopted  several  new  accounting  and reporting standards  established by the Governmental  Accounting Standards Board in its Statements 33, 34, 35, 36, 37 and 38 (collectively, the "New Standards").
Among other things,  these New Standards require presentation of government-wide and fund financial  statements  that constitute  basic financial  statements and replace  general-purpose  financial  statements reported under formal standards.
Government-wide  financial statements are intended to portray the government "as a whole" while fund  financial  statements  provide  fund-specific  information.
Government-wide  financial statements are intended to describe the total cost of
providing   governmental   services  and  disclose  whether  the  Commonwealth's
financial  condition improved or weakened during the fiscal year. Other features
of  the  new   government-wide   financial   statements  are  the  reporting  of
infrastructure assets and related depreciation. Previously, the Commonwealth did not report infrastructure values or accumulated  depreciation related to general fixed assets. As part of implementing the New Standards, effective July 1, 2001, the  Commonwealth  reclassified  and/or  restated  numerous fund balance amounts previously  reported at June 30, 2001 and reported  governmental  activities net assets at June 30, 2001. Note B to the financial statements in the June 30, 2003
Comprehensive  Annual  Financial  Report provides a detailed  explanation of the nature and amount of such restatements. The New Standards also require providing supplementary  information,  including a Management's Discussion and Analysis of the financial statements.  Beginning with fiscal year 2002 the Commonwealth also changed how functional  expenditure categories are defined. All of these changes may hamper the comparability of GAAP basis financial statements.

     The  Commonwealth  restated  its GAAP basis  financial  statements  for the fiscal year ended June 30,  2002 (the "2002 GAAP  Financial  Statements").  This
restatement  was triggered by a reporting  change for certain assets included in the June 30, 2002 audited  financial  statements  for the State System of Higher
Education  ("SSHE"),  which is a component  unit of the  Commonwealth  for which separate audited financial  statements are obtained.  Since the auditors for the
2002 GAAP  Financial  Statements  rely on the audits of  component  units of the
Commonwealth  and related  opinions,  the auditors  for the 2002 GAAP  Financial
Statements  determined  that the audit  developments  affecting  SSHE required a restatement of the 2002 GAAP Financial  Statements.  Accordingly,  the 2002 GAAP
Financial Statements were restated and on February 23, 2004 were filed with each
NRMSIR and posted on the Office of the Budget's website.

     Assets in the  Commonwealth's  governmental  fund types as of June 30, 2005 were $15,984.09 million.  Liabilities for the same date were $49,002.10 million.
The fund balance at the end of fiscal 2005 totaled $6,981.99 million.

Fiscal 2005 Results.

     Total  fiscal  year 2005  revenues,  net of  reserves  for tax  refunds and
including   intergovernmental   transfers  and  additional  resources,   totaled
$24,405.6 million.  Total expenditures net of appropriation lapses and including intergovernmental  transfers and  expenditures  from  additional  resources were
$24,053.9  million.  As result of Commonwealth  financial  operations during the fiscal  year,  the  preliminary  unappropriated  surplus  balance,  prior to the statutorily  required 25 percent  transfer to the Budget  Stabilization  Reserve
Fund,  was $429.2  million,  an increase of $162.5  million from the fiscal year
2004 preliminary ending balance.  Following the statutorily  required 25 percent transfer to the Budget  Stabilization  Reserve  Fund ($64.4  million) the fiscal year 2005 final unappropriated surplus balance was $364.8 million as of June 30,
2005.

     The fiscal year 2005 budget was based initially on an estimated 4.5 percent increase for  Commonwealth  General Fund revenues  prior to  accounting  for any changes in tax and revenue  provisions enacted in the second half of fiscal year
2004.  After  adjustments  for various tax rate and tax base changes enacted for the fiscal year 2004  budget,  total  Commonwealth  General Fund  revenues  were projected  to increase  3.8 percent  over fiscal year 2004 actual  receipts  and total  $23,866.5  million  prior to reserves for tax refunds.  Total fiscal year
2005 Commonwealth  revenues net of reserves for tax refunds,  exceeded $24,308.5 million, a 6.5 percent increase over fiscal year 2004 receipts.  The tax revenue component of  Commonwealth  receipts,  including the effects of the tax rate and tax base  changes  enacted in fiscal  year 2004,  rose  $1,666.4  million or 7.6 percent over fiscal year 2004 actual  receipts.  An estimated  two-thirds of the increase in tax  revenues is  associated  with the various tax rate and tax base changes.  Major  components  of the tax revisions  were:  (i) an increase in the personal income tax from 2.8 percent to 3.07 percent;  (ii) a  restructuring  of taxation of  telecommunications  to include the imposition of the gross receipts tax on cellular and  interstate  telecommunication  as well as certain sales and use tax  exemptions  for  particular  telecommunications  activities;  (iii)  an increase to the  cigarette  tax from $1.00 per pack to $1.35 per pack, a portion of which was transferred to the new Health Care Provider Retention Account to be
used to provide  financial  assistance  for  malpractice  premiums  for  certain physicians practicing in particular high-risk medical  specializations under the medical  malpractice  abatement  program.  This program was enacted for calendar years 2003 and 2004,  and the  General  Assembly  approved an  extension  for an additional year in 2005;  (iv) a modification of the scheduled  phase-out of the capital  stock and  franchise  tax for tax years 2003 and 2004;  and (v) various other tax rate and tax base revisions,  including some tax cuts.  Total revenues to the  Commonwealth  exceeded  the  budget  estimate  by $442.0  million or 1.9 percent.  Personal  income tax receipts  grew by $1,013  million or 13.1 percent over fiscal year 2004  revenues.  Revisions to the  personal  income tax rate in
December  2003  contributed  to  the  large  year-over-year  increase  in  these receipts. During fiscal year 2005, corporate tax receipts grew $285.1 million or
10.7 percent,  which generally  reflected  improvements in the overall state and national  economy.  Sales and use tax revenues to the  Commonwealth  grew $271.4 million or 3.5 percent over fiscal year 2004 receipts.  Receipts of Commonwealth non-tax  revenues  continued to exceed the  estimate as total  revenue from this source exceeded $596.0 million.  Earnings from  investments and revisions to the
Commonwealth's  escheats program continued to provide revenues well in excess of the  estimate  for fiscal year 2005.  Various  revisions  to the  Commonwealth's escheat  program were enacted as part of the fiscal year 2003 and 2004  budgets.
These revisions to the escheat program have produced  substantial  non-recurring revenues  during  each  of the  two  most  recent  fiscal  years.  Additionally, significant  non-recurring capital gains earnings on the investment of available
General Fund cash balances and increased  contributions  from the Commonwealth's liquor store profits  contributed to enhanced  non-tax revenues during the prior two fiscal  years.  Reserves  for tax refunds in fiscal year 2005 were  $1,000.0 million,  a decrease  of $14.7  million or 1.4  percent  from  fiscal  year 2004 levels.

     Fiscal  year  2005   state-level   expenditures,   including   supplemental
appropriations and net of appropriation  lapses,  totaled $22,956.8 million,  an increase of 5.6 percent from fiscal year 2004 appropriations.  A total of $148.1 million in  appropriations  were  lapsed in fiscal year 2005 and the fiscal year
2005  budget  continued  to  utilize  an  enhanced  level  of  intergovernmental transfers for a portion of medical  assistance  costs,  albeit at a reduced rate from fiscal year 2004.  Intergovernmental  transfers  replaced $697.9 million of
General Fund medical  assistance  costs in fiscal year 2005,  compared to $738.7 million  in fiscal  year  2004.  In  addition,  approximately  $399  million  in additional  funds,  primarily $377.6 million of remaining federal fiscal relief, was appropriated in fiscal year 2005 to fund  expenditures  normally funded from
Commonwealth  revenues. The ending unappropriated balance was $364.8 million for fiscal year 2005.

Fiscal 2006 Results.

     The adopted  fiscal year 2006 budget is based on an  estimated  2.8 percent increase in  Commonwealth  General Fund revenues  from those  received in fiscal year 2005. The enacted budget  appropriates  $24,277.6  million of  Commonwealth funds against estimated revenues net of tax refunds,  of $23,914.9 million.  The
$362   million   difference   between   estimated   revenues   and   recommended
appropriations  is to be funded by a draw down of the $364  million  fiscal year
2006  beginning  balance.  Additionally,  the  enacted  fiscal  year 2006 budget allocates  additional  state  funds to replace  significant  amounts of formerly available federal funds.

     The fiscal year 2006 revenue estimate for the Commonwealth, as estimated in
June 2005, is based upon an economic  forecast of 3.3 percent growth in national real gross  domestic  product from the start of the third quarter of 2005 to the end of the second  quarter of 2006.  Trends in the  Commonwealth's  economy  are expected to maintain  their close  association  with national  economic  trends.
Personal  income growth in  Pennsylvania  is projected to remain  slightly below that of the U.S., while the Pennsylvania  unemployment rate is anticipated to be close to the national rate. The tax revenue  component of  Commonwealth  General
Fund  receipts is expected to increase by $731.8  million or  approximately  3.1 percent prior to reserves for refunds.  Fiscal year 2006  Commonwealth  revenues from the personal  income tax are  forecasted to increase by 5.0 percent,  while receipts  from the  sales and use tax are  estimated  to rise 3.4  percent  over fiscal year 2005 receipts.  Corporate receipts are expected to grow minimally in fiscal  year 2006,  at a rate of 0.3  percent,  whereas  revenues  from  non-tax sources such as earnings on investments  and escheats are forecast to decline by
8.5  percent.  A  majority  of the  projected  decline in  non-tax  revenues  is attributable to the phase out of onetime revenue enhancements achieved in fiscal years 2004 and 2005 from revisions to the Commonwealth's escheats program.

     The  ongoing  economic  expansion  and job  creation  as  experienced  both
nationally  and  within  the   Commonwealth   during  2005  has  contributed  to
Commonwealth  revenues  exceeding the estimates used to certify fiscal year 2006
General Fund revenues. Estimates for fiscal year 2006 General Fund revenues were revised in February  2006 as part of the  Governor's  proposed  fiscal year 2007 budget.  Based on a  continuation  of economic  growth from the third quarter of
2005 and trends in actual receipts through January, the fiscal year 2006 General fund  revenue  estimate  was  increased by $363.7  million.  Total  General Fund revenues  for fiscal year 2006 are  projected to be  $25,353.6  million.  Actual
Commonwealth  revenues for the fiscal year-to-date  through April 2006, are over
$588  million  above the  estimate  for that  period,  a surplus of 2.8 percent.
Corporate  taxes are $302.4 million over estimate,  a 7.2 percent surplus to the year-to-date  estimate.  Personal  income  taxes  are  $201.1  million  over the estimate, a surplus of 2.6 percent versus the year-to-date  estimate.  Sales and use taxes are essentially at estimate as actual receipts through April 2006, are
$40.3 million above  estimate,  a difference of only 0.6 percent from the fiscal year-to-date estimate. Realty transfer tax revenues also exceed the year-to-date estimate by $ 49.3 million or 12.0 percent  based in part on  continuation  of a strong housing market within the Commonwealth.

     In July 2005, the General  Assembly  approved and the Governor  signed into law Act 45 of 2005,  which authorized the issuance of up to $625 million in debt of the Commonwealth to support programs commonly referred to as "Growing Greener
II." The  enactment of Act 45  implements  the  Governor's  major  environmental initiative in the fiscal year 2006 budget.  The Growing  Greener II program will provide bond funding for the maintenance and protection of the environment, open
space  and  farmland   preservation,   watershed   protection,   abandoned  mine
reclamation, acid mine drainage remediation and other environmental initiatives.
Additionally, Act 45 of 2005 authorizes the Governor to direct up to $60 million in  existing  Growing  Greener  fees,  that  are  otherwise  directed  into  the
Commonwealth's  Environmental  Stewardship  Fund,  to support  General Fund debt service for the authorized Growing Greener II bond issuances.

     The  enacted  fiscal  year  2006  budget  provides   $24,304.0  million  of
appropriations  from  Commonwealth  revenues,  an increase  of 5.4 percent  from fiscal year 2005 expenditures and represents a planned draw down of $364 million of the unappropriated  surplus balance available at the end of fiscal year 2005.
A portion of the increased level of state funded  appropriations is attributable to the  replacement of federal funds received,  on a one-time basis,  which were utilized  during the fiscal year 2004 and 2005 budgets.  The enacted budget also includes $856.8 million in funding for various medical  assistance  expenditures through  intergovernmental  transfer proceeds,  certain nursing home assessments and a tax on  managed  care  organizations.  This  amount is an  increase  of 23 percent from the $697.9  million in such  proceeds  utilized  during fiscal year
2005.  Under  the  intergovernmental   transfer  transactions,   certain  county
governments  contribute funds to the Commonwealth to help pay Medicaid expenses.
The Commonwealth  receives the  contributions as augmentations to appropriations of Commonwealth revenues for the medical assistance program. These augmentations have the effect of supplementing the amount of Commonwealth  revenues  available for the medical  assistance  program and are available to match federal Medicaid funds.  Federal  authority for  Pennsylvania to use the county  contributions to pool  transactions to match additional  federal funds is currently  scheduled to expire in 2010. Included in the Governor's proposed fiscal year 2007 budget is a request  for  supplemental  appropriations  for fiscal year 2006  totaling  $197 million.  Additional funding via requested supplemental  appropriations includes
$168 million in additional medical and other assistance funds and $25 million in volunteer company grants (first responders).  The preliminary fiscal year ending unappropriated  balance,  net  of  lapses  and  supplemental  appropriations  is currently estimated to be nearly $272 million for fiscal year 2006.  Following a statutorily-required  transfer of 25 percent of this preliminary  ending balance totaling nearly $68 million, the 2006 fiscal year ending unappropriated  balance is currently estimated to be nearly $204 million.

     The achievement of the budgeted results,  including current estimates,  may be adversely affected by a number of trends or events, including developments in the national and state economy.

Fiscal 2007 Budget.

     The fiscal year 2007 budget was signed by the Governor on July 2, 2006. The total General Fund budget totals $26.1 billion,  an increase of 5.8 percent,  or
$1.4  billion,   over  2005-06.   The  budget   increases  the  balance  of  the
Commonwealth;  Rainy Day Fund by 50 percent to $512 million.  Additionally,  the fiscal year 2007 budget allocates  additional state funds to replace significant amounts of formerly  available  intergovernmental  transfer  transaction-derived federal funds. The fiscal year 2007 budget provides for significant increases in funding for local school districts and higher education within the Commonwealth.
With over half of the $1.4 billion increase going to fund education.  The budget also includes a new children's  health insurance program called "Cover All Kids"
which  is  intended  to  gradually  expand  available  health  insurance  to all
Pennsylvania  children not currently  covered by insurance.  The  Commonwealth's prescription  drug  coverage  program is also  expanded  to cover an  additional
120,000 seniors within the next 18 months by building upon the federal  Medicare
Part D program. The fiscal year 2007 budget includes initiatives to increase the efficiency  of  government  operations  within  the  Commonwealth  and  includes estimates to save over $1 billion  annually in fiscal year 2007. The fiscal year
2007 budget  includes an increase in  expenditures  of 1.1 percent  exclusive of expenditures  covering education,  public welfare and Commonwealth debt service.
The budget also  includes $25 million to rebuild  bridges and  communities  that were affected by the June 2006 flooding.

     As part of his fiscal year 2007 budget  proposal,  the Governor  proposed a major program revision to the Commonwealth's Health Investment Plan, a series of health-related  programs funded  entirely from Tobacco MSA revenues.  Currently,
100  percent of Tobacco  MSA  payments  received  are  utilized  for health care related  expenditures and revenues  received are statutorily  distributed  based upon enacted funding  formula.  The  Commonwealth's  health  research  component currently  receives  19 percent of annual  Tobacco MSA funds and these funds are
annually   expended  on   health-related   research   projects   undertaken   by
Pennsylvania-based  researchers. The Governor's fiscal year 2007 budget proposes to create the Jonas Salk Legacy Fund, which would utilize half of the 19 percent
(9.5 percent) of Tobacco MSA payments,  currently  dedicated to health  research activities, to accelerate funding for bioscience research in Pennsylvania. Under this proposal,  9.5 percent of Tobacco MSA payments would be securitized through the issuance of approximately $500 million in bonds, the proceeds of which would be used to  accelerate  the  construction  of bioscience  facilities,  including laboratories,  incubators and research parks.  The proposed debt would be issued over a two-year period  following  approval by the General Assembly and programs funded  with  this  debt  from the  Jonas  Salk  Legacy  Fund  would  require  a
dollar-for-dollar   private  match,   thereby  increasing  total  investment  in
biosciences research and facility  construction to over $1 billion. The proposed debt  would be  secured  and paid  solely  from a pledge of 9.5  percent  of the revenue from the Tobacco MSA.

Debt Limits and Outstanding Debt.  The Pennsylvania Constitution permits the issuance of the following types of debt:  (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt;
(iii) debt for capital projects subject to an aggregate outstanding debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.

     Under the  Pennsylvania  Fiscal  Code,  the Auditor  General is required to certify to the Governor and the General Assembly certain  information  regarding the Commonwealth's indebtedness.  According to the March 1, 2004 Auditor General
certificate,  the average annual tax revenues deposited in all funds in the five fiscal  years ended  February 29, 2004 was  approximately  $24.3  billion,  and, therefore,  the net debt  limitation  for the 2003 fiscal year is  approximately
$36.2  billion.  Outstanding  net debt  totaled  approximately  $6.2  billion at
February 29, 2004. On February 29, 2004 the amount of debt  authorized by law to be issued, but not yet incurred, was approximately $34.6 billion.

Debt Ratings.  All outstanding general obligation bonds of the Commonwealth are rated by S&P and by Moody's.

City of Philadelphia.  The City of Philadelphia (the "City" or
"Philadelphia") is the largest city in the Commonwealth.  Philadelphia experienced a series of general fund deficits for fiscal years 1988 through
1992 which culminated in serious financial difficulties for the City.

     The  Pennsylvania  Intergovernmental  Cooperation  Authority  ("PICA")  was
created by Commonwealth legislation in 1991 to assist Philadelphia, in remedying its fiscal  emergencies.  PICA is  designed  to provide  assistance  through the issuance of funding debt and to make factual  findings  and  recommendations  to
Philadelphia  concerning  its  budgetary  and  fiscal  affairs.  This  financial assistance  has included  grants used by the City for defeasance of certain city general obligation bonds, funding of capital projects and the liquidation of the cumulative  general fund balance deficit of Philadelphia as of June 30, 1992, of
$224.9 million. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on June 26, 2003.

     No further  bonds are to be issued by PICA for the  purpose of  financing a capital project or deficit as the authority for such bond sales expired December
31,  1994.  PICA's  authority  to issue debt for the purpose of financing a cash flow  deficit  expired on December  31,  1995.  Its  ability to refund  existing outstanding debt is unrestricted. PICA had $806.4 million in special tax revenue bonds  outstanding as of June 30, 2003.  Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

S&P and Moody's rate Philadelphia's general obligation bonds.

Litigation.  The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations.  The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved
September 28, 1978, as amended.  Under Act 152, damages for any loss are limited to $250,000 per person and $1 million for each accident.

      Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

Floating Rate and Variable Rate Obligations.  Variable rate obligations may have a demand  feature  that  allows  the Fund to tender the  obligation  to the issuer or a third  party to its  maturity.  The  tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

Inverse  Floaters.  The  Fund  invests  in  "inverse  floaters"  which  are derivative  instruments  that pay  interest  at rates that move in the  opposite direction of yields on short-term securities. As short-term interest rates rise, the  interest  rate on inverse  floaters  falls and they  produce  less  current income.  As short-term  interest  rates fall,  the interest rates on the inverse floaters  increase and they pay more current  income.  Their market value can be more volatile than that of a  conventional  fixed-rate  security  having similar credit quality,  redemption  provisions and maturity.  The Fund can invest up to
20% of its total assets in inverse floaters.

     Currently,  most of the inverse floaters the Fund buys are created when the
Fund purchases a fixed-rate municipal security and subsequently  transfers it to a  broker-dealer  which sells it to a trust.  The trust  divides the  fixed-rate security into two floating rate securities:  (i) a short-term  tax-free floating rate  security  paying  interest  at rates that  usually  reset daily or weekly, typically  with the option to be tendered for par value on each reset date,  and
(ii) a residual  interest (the "inverse  floater") that is a long-term  tax-free floating  rate  security,  sometimes  also  referred to as a "residual  interest certificate."  The  inverse  floater  pays  interest  at rates  that move in the opposite  direction of the yield on the short-term  floating rate security.  The terms of the inverse floaters in which the Fund invests grant the Fund the right to require a tender of the short-term floating rate securities,  upon payment of the principal  amount due to the holders of the  short-term  floating rate notes issued by the trust and certain other fees.  The Fund may then require the trust to exchange the underlying  fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also  purchase  inverse  floaters  created when another  party transfers a  fixed-rate  municipal  security  to a trust.  The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some  circumstances,  the Manager might acquire both portions of that type of offering,  to reduce the effect of the volatility of the individual securities.  This provides the Manager with a flexible portfolio management tool to vary the degree of investment  leverage  efficiently  under different  market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      The Fund has changed its accounting treatment of inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust. Prior to 2007, for accounting presentation purposes, these transactions were treated as a sale of the municipal security and a purchase of the inverse floater. Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This change in accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

"When-Issued" and "Delayed  Delivery" Transactions.  The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.  "When-issued" or "delayed delivery"  refers to securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the
Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

Zero-Coupon  Securities.  The Fund may buy zero-coupon and delayed interest municipal  securities.  Zero-coupon  securities  do not make  periodic  interest payments  and are sold at a deep  discount  from  their  face  value.  The buyer recognizes  a rate of  return  determined  by the  gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until  maturity,  as well as prevailing interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Repurchase   Agreements.   The  Fund  may  acquire  securities  subject  to
repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid  Securities  and  Restricted  Securities.  The Fund has percentage limitations  that apply to purchases of illiquid and restricted  securities,  as stated in the Prospectus. The Manager determines the liquidity of certain of the
Fund's  investments and monitors holdings of illiquid and restricted  securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The Manager takes into account the trading  activity for such securities and the  availability of reliable  pricing
information,   among  other  factors.  Illiquid  securities  include  repurchase agreements  maturing  in more  than  seven  days.  The  Fund  may  also  acquire restricted securities that have contractual restrictions on their public resale.
Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

Borrowing for Leverage.  The Fund has the ability to invest  borrowed funds in  portfolio  securities.  This  speculative  investment  technique is known as
"leverage".  Under its fundamental policies,  the Fund may not borrow, except to the extent permitted under the Investment  Company Act, the rules or regulations thereunder  or any exemption  therefrom  that is applicable to the Fund, as such statutes,  rules or regulations may be amended or interpreted from time to time.
Currently,  under the Investment Company Act, a mutual fund may borrow only from banks and the  maximum  amount it may  borrow  is up to  one-third  of its total assets  (including  the  amount  borrowed)  less  its  liabilities,  other  than borrowings,  except  that a fund may  borrow  up to 5% of its total  assets  for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not  extended or renewed.  The Fund may borrow for  temporary  or  emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other  than  cash  necessary  to pay Fund fees and  expenses.  If the value of a
Fund's  assets fails to meet the 300% asset  coverage  requirement,  the Fund is required,  within three days to reduce its bank debt to the extent  necessary to meet such  requirement  and may have to sell a portion of its  investments  at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities  to  brokers, dealers  and  other  financial  institutions  approved  by the  Fund's  Board of
Trustees.  These  loans  are  limited  to not more  than 25% of the value of the
Fund's total assets.  The Fund  presently  does not intend to engage in loans of securities  that will exceed 5% of the value of the Fund's  total  assets in the coming year.  Income from securities  loans does not constitute  exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

Puts and Standby Commitments.  The Fund can acquire "stand-by  commitments"
or "puts" with respect to municipal  securities to enhance  portfolio  liquidity
and  to  try  to  reduce  the  average  effective  portfolio   maturity.   These
arrangements  give the Fund the right to sell the  securities  at a set price on demand to the issuing  broker-dealer or bank.  However,  securities  having this feature  may have a  relatively  lower  interest  rate.  When  the  Fund  buys a municipal  security subject to a standby  commitment to repurchase the security, the  Fund is  entitled  to  same-day  settlement  from the  purchaser.  The Fund receives  an  exercise  price  equal  to the  amortized  cost of the  underlying security plus any accrued  interest at the time of exercise.  A put purchased in conjunction  with a municipal  security  enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

Other Derivative Investments.  The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio  securities  that have  appreciated,  or to facilitate selling securities for investment reasons. To do so the Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

      The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures.  The Fund  may buy and sell  futures  contracts  relating  to debt securities (these are called "interest rate futures") and municipal bond indices
(these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the Future for tax purposes.  Although Interest Rate
Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

Put and  Call  Options.  The Fund  may buy and  sell  certain  kinds of put options (puts) and call options (calls). These strategies are described below.

Writing  Covered  Call  Options.  The Fund may write  (that is,  sell) call options. The Fund's call writing is subject to a number of restrictions:

(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The
         NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

Purchasing  Puts and  Calls.  The Fund may buy  calls  only on  securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It may also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  must be  listed  on a  securities  or commodities exchange, or quoted on NASDAQ(R),  or traded in the over-the-counter market.  A call or put option may not be purchased  if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only  those  puts that  relate to  securities  that the
Fund owns, broadly-based municipal bond indices,  municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.

      If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

Risks of Hedging with Options and Futures.  The use of hedging  instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's returns.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

Interest Rate Swap  Transactions.  In an interest  rate swap,  the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments  for fixed rate  payments.  The Fund cannot enter into swaps with respect  to more than 25% of its total  assets.  Also,  the Fund will  segregate liquid assets (such as cash or U.S. Government  securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Regulatory Aspects of Hedging Instruments.  The Commodities Futures Trading
Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including  registered  investment  companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon  provided that the Fund claims an exclusion from regulation as a
commodity  pool   operator.   The  Fund  has  claimed  such  an  exclusion  from
registration  as a commodity  pool  operator  under the  Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's  Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.  The account must be a segregated account or accounts held by its custodian bank.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Active and frequent trading  increases the rate of portfolio  turnover and could increase the Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the
Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the
Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Temporary  Defensive and Interim  Investments.  The securities the Fund may invest in for temporary defensive purposes include the following:

          |_| short-term municipal securities;
          |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
          |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
          |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these type of securities pending the investment of proceeds for the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

Taxable Investments.  While the Fund can invest up to 20% of its net assets
(plus  borrowings for investment  purposes) in investments  that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable  investments  under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities,  the  Fund  would  not be able  to  meet  its  objective  of  paying exempt-interest dividends to its shareholders.  Taxable investments include, for example,  hedging instruments,  repurchase agreements,  and many of the types of securities it would buy for temporary defensive purposes.

Other Investment Restrictions

What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its investments  that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the
Investment  Company Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Does  the  Fund  Have  Additional   Fundamental  Policies?   The  following
investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.  Nor does that limit apply to municipal securities in general or to Pennsylvania municipal securities.

      |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Does The Fund Have Other Restrictions That Are Not Fundamental Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval, except that with respect to the first policy stated below, the Board of Trustees would not permit this policy to be changed to permit investments in physical commodities or commodity contracts without the vote of a majority of the Fund's outstanding voting securities:

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this SAI.

      |_| The Fund can pledge,  mortgage or  otherwise  encumber,  transfer or assign its assets to secure  borrowings  by or  indebtedness  of the Fund.  In addition,  the use of escrow or other  collateral  arrangements  in connection with borrowings and hedging instruments is permitted.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

      |_| The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Non-Diversification    of   the   Fund's    Investments.    The   Fund   is
"non-diversified,"  as defined in the  Investment  Company  Act.  Funds that are diversified have restrictions  against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the
Prospectus or this SAI would be supplemented to reflect the change.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

     For the purposes of the Fund's policy not to  concentrate  in securities of issuers as described in the investment restrictions listed in the Prospectus and this  SAI,  the Fund has  adopted  the  industry  classifications  set  forth in
Appendix  B to this  SAI.  This is not a  fundamental  policy.  Bonds  which are refunded with escrowed U.S. government securities are considered U.S. government securities for purposes of the Fund's policy not to concentrate.

Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.   The  Fund's  portfolio  holdings  are  made  publicly
available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  and annual  reports to  shareholders,  and in its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.  In  addition,  the top 20  month-end  holdings  may be  posted  on the
OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select the Fund's name under the "View Fund  Information  for:" menu) with a 15-day  lag.  The Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of the Fund and its  shareholders.  Other general  information  about the Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------

ABG Securities                Fortis Securities          Pacific Crest Securities

          ---------------------------------------------------------

ABN AMRO                       Fox-Pitt, Kelton           Pacific Growth Equities
AG Edwards                     Friedman, Billing, Ramsey  Petrie Parkman
American Technology Research   Fulcrum Global Partners   Pictet
Auerbach Grayson               Garp Research             Piper Jaffray Inc.
Banc of America Securities     George K Baum & Co.       Prager Sealy & Co.
Barclays                       Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization and History.  The Fund, a series of Oppenheimer Multi-State
Municipal Trust (referred to as the "Trust), is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a single-series
Massachusetts business trust in 1989.  In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal
Trust).  The Fund was added as a separate series of that Trust in 1994. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are Joel W.
Motley (Chairman), Mary F. Miller, Kenneth A. Randall, Russell S. Reynolds,
Jr., Joseph M. Wikler and Peter I. Wold. The Audit Committee held 6 meetings during the Fund's fiscal year ended July 31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent registered public accounting firm (also referred to as the
"independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph
M. Wikler. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Kenneth A.
Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The Governance Committee
held 9 meetings during the Fund's fiscal year ended July 31, 2006. The
Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the
Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of Oppenheimer
Pennsylvania Municipal Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals          Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free New York Municipals Oppenheimer Multi-State Municipal Trust
Oppenheimer Balanced Fund                Oppenheimer Portfolio Series
Oppenheimer Baring China Fund            Oppenheimer Real Estate Fund
                                         Oppenheimer Rochester Arizona Municipal
Oppenheimer Baring Japan Fund            Fund
                                         Oppenheimer Rochester Maryland Municipal
Oppenheimer California Municipal Fund    Fund

                                         Oppenheimer Rochester Massachusetts

Oppenheimer Capital Appreciation Fund    Municipal Fund

                                         Oppenheimer Rochester Michigan Municipal

Oppenheimer Developing Markets Fund      Fund
                                         Oppenheimer Rochester Minnesota Municipal
Oppenheimer Discovery Fund               Fund
                                         Oppenheimer Rochester North Carolina
Oppenheimer Dividend Growth Fund         Municipal Fund

Oppenheimer Emerging Growth Fund         Oppenheimer Rochester Ohio Municipal Fund
                                         Oppenheimer Rochester Virginia Municipal
Oppenheimer Emerging Technologies Fund   Fund

Oppenheimer Enterprise Fund              Oppenheimer Select Value Fund
Oppenheimer Global Fund                  Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund    Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                  Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified
Fund                                     Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund    OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company
Fund                                     OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund     Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market
Fund                                     Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California
Municipal Fund                           Oppenheimer U.S. Government Trust

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Galli and  Wruble are  directors  or  trustees  of ten other  portfolios  in the
OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Cottier, Fielding, Loughran, Willis, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives,
who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of February 9, 2007, the Trustees and officers of the
Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar            Aggregate
                                                             Range of         Dollar Range
                                                                 Shares            Of Shares
                                                                Beneficially       Beneficially
                                                             Owned in            Owned in
Held with the       Years; Other Trusteeships/Directorships      the Fund           Supervised
Fund, Length of     Held; Number of Portfolios in the Fund                          Funds
Service, Age        Complex Currently Overseen

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners, L.P.       None        Over $100,000
Chairman of the     (hedge fund) (since September 1995);
Board of Trustees   Director of Special Value Opportunities
since 2007,         Fund, LLC (registered investment company)
Trustee since 2005, (since September 2004); Investment
Age: 63             Advisory Board Member of Zurich Financial
                    Services (insurance) (since October 2004);
                    Board of Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1990); Trustee of the Institute for
                    Advanced Study (non-profit educational
                    institute) (since May 1992); Special
                    Limited Partner of Odyssey Investment
                    Partners, LLC (private equity investment)
                    (January 1999-September 2004) and Managing
                    Principal (1997- December 1998); Trustee
                    of Research Foundation of AIMR (2000-2002)
                    (investment research, non-profit);
                    Governor, Jerome Levy Economics Institute
                    of Bard College (August 1990-September
                    2001) (economics research); Director of
                    Ray & Berendtson, Inc. (May 2000-April
                    2002) (executive search firm). Oversees 59
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic       None        Over $100,000
Trustee since 2005  Development (policy research foundation)
Age: 66             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other Oppenheimer  None        Over $100,000
Trustee since 1993  funds. Oversees 59 portfolios in the
Age: 73             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Distinguished Presidential Fellow for       None        None
Griffiths,          International Affairs (since 2002) and
Trustee since 1999  Member (since 1979) of the National
Age: 68             Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision medical equipment
                    supplier) (since 2001); Senior Advisor of
                    The Andrew W. Mellon Foundation (since
                    2001); Chair of Science Initiative Group
                    (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mary F. Miller,     Trustee of the American Symphony Orchestra  None        Over $100,000
                 (not-for-profit) (since October 1998); and
Trustee since 2004  Senior Vice President and General Auditor
Age: 64             of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Joel W. Motley,     Director of Columbia Equity Financial       None        Over $100,000

Trustee since 2002  Corp. (privately-held financial adviser)
Age: 54             (since 2002); Managing Director of Carmona
                    Motley, Inc. (privately-held financial
                    adviser) (since January 2002); Managing
                    Director of Carmona Motley Hoffman Inc.
                    (privately-held financial adviser)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, the
                    Investment Committee of the Episcopal
                    Church of America, the Investment
                    Committee and Board of Human Rights Watch
                    and the Investment Committee of Historic
                    Hudson Valley. Oversees 49 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Kenneth A.          Director of Dominion Resources, Inc.        None        Over $100,000
Randall,            (electric utility holding company)

Trustee since 1989  (February 1972-October 2005); Former
Age: 79             Director of Prime Retail, Inc. (real
                    estate investment trust), Dominion Energy
                    Inc. (electric power and oil & gas
                    producer), Lumberman's Mutual Casualty
                    Company, American Motorists Insurance
                    Company and American Manufacturers Mutual
                    Insurance Company; Former President and
                    Chief Executive Officer of The Conference
                    Board, Inc. (international economic and
                    business research). Oversees 49 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of The Directorship Search Group,  None        $10,001-$50,000
Reynolds, Jr.,      Inc. (corporate governance consulting and
Trustee since 1989  executive recruiting) (since 1993); Life
Age: 75             Trustee of International House (non-profit
                    educational organization); Founder,
                    Chairman and Chief Executive Officer of
                    Russell Reynolds Associates, Inc.
                    (1969-1993); Banker at J.P. Morgan & Co.
                    (1958-1966); 1st Lt. Strategic Air
                    Command, U.S. Air Force (1954-1958).
                    Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Joseph M. Wikler,   Director of the  following  medical  device None        Over $100,000
Trustee since 2005  companies:   Medintec   (since   1992)  and
Age: 65             Cathco  (since  1996);  Director  of  Lakes

                    Environmental   Association  (since  1996);
                    Member of the  Investment  Committee of the
                    Associated  Jewish  Charities  of Baltimore
                    (since 1994);  Director of  Fortis/Hartford
                    mutual    funds    (1994-December    2001).
                    Oversees    49     portfolios     in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Oil Properties, Inc.      None        Over $100,000
Trustee since 2005  (oil and gas exploration and production
Age: 59             company) (since 1994); Vice President,
                    Secretary and Treasurer of Wold Trona
                    Company, Inc. (soda ash processing and
                    production) (since 1996); Vice President
                    of Wold Talc Company, Inc. (talc mining)
                    (since 1999); Managing Member of
                    Hole-in-the-Wall Ranch (cattle ranching)
                    (since 1979); Director and Chairman of the
                    Denver Branch of the Federal Reserve Bank
                    of Kansas City (1993-1999); and Director
                    of PacifiCorp. (electric utility)
                    (1995-1999). Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or removal and as an officer for an  indefinite term, or until his resignation, retirement, death or removal.

Interested
Trustee and
Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate

                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially

Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000

Trustee and        Director (since June 2001) and President
President and      (since September 2000) of the Manager;
Principal          President and a director or trustee of
Executive Officer  other Oppenheimer funds; President and
since 2001         Director of Oppenheimer Acquisition Corp.
Age: 57            ("OAC") (the Manager's parent holding
                   company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001); Director
                   of OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 96 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Cottier, Fielding, Loughran, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Ronald H. Fielding,     Vice  President  and  Senior  Portfolio  Manager  of the Fund
Vice President and      (since  July  2002);  Senior  Vice  President  of the Manager
Portfolio Manager       (since January 1996).  Mr. Fielding is the Chief  Strategist,
since 2002              a Senior Portfolio  Manager,  an officer and a trader for the
Age: 57                 Fund and other Oppenheimer funds.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Scott Cottier,          Vice  President  of the Fund  (since  October  2005);  Senior
Vice President since    Portfolio  Manager of the Fund (since 2002);  Vice  President
October 2005 and        of the Manager  (since  2002).  Portfolio  manager and trader
Portfolio Manager       at Victory  Capital  Management  (1999 to 2002).  Mr. Cottier
since 2002              is a Senior Portfolio Manager,  an officer and trader for the
Age: 35                 Fund and other Oppenheimer funds.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice  President  of the Fund  (since  October  2005);  Senior
Vice President since    Portfolio  Manager of the Fund (since  July 2005);  Portfolio
October 2005 and        Manager  of  the  Fund  (April  2002  to  June  2005);   Vice
Portfolio Manager       President  of  the  Manager  (since  April  2001);  portfolio
since 2002              manager  with the Manager  (since  1999).  Mr.  Loughran is a
Age: 43                 portfolio   manager   and  officer  of  other  funds  in  the
                        OppenheimerFunds   complex.  He  is  team  leader,  a  Senior
                        Portfolio  Manager,  an  officer  and trader for the Fund and other Oppenheimer funds.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Troy Willis,            Vice  President  of the Fund  (since  October  2005);  Senior
Vice President since    Portfolio   Manager  of  the  Fund  (since   January   2006);
October 2005 and        Portfolio  Manager of the Fund (May 2003 to  December  2005);
Portfolio Manager       Assistant  Vice  President of the Manager  (since July 2005).
since 2002              Corporate  Attorney  for  Southern  Resource  Group  (1999 to
Age: 33                 2003). Mr. Willis is a Senior Portfolio  Manager,  an officer and a trader for the Fund and other Oppenheimer funds.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc. (since
Age: 56                 June 1983). Former Vice President and Director of Internal

                        Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer and           March 1999); Treasurer of the following: HarbourView Asset
Principal Financial &   Management Corporation, Shareholder Financial Services,
Accounting Officer      Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 1999              Management Corporation, and Oppenheimer Partnership
Age: 47                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating
                        Officer of Bankers Trust Company-Mutual Fund Services
                        Division (March 1995-March 1999). An officer of 96
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer     Manager/Financial Product Accounting of the Manager
since 2004              (November 1998-July 2002). An officer of 96 portfolios in

Age: 36                 the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                 Berger Financial Group LLC (May 2001-March 2003); Director

                        of Mutual Fund Operations at American Data Services, Inc.
                        (September 2000-May 2001). An officer of 96 portfolios in
                        the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel
Age: 58                 and Director of the Distributor (since December 2001);

                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and Associate
                        General Counsel (May 1981-October 2001) of the Manager;
                        Assistant Secretary of the following: Shareholder Services,
                        Inc. (May 1985-November 2001), Shareholder Financial
                        Services, Inc. (November 1989-November 2001), and
                        OppenheimerFunds International Ltd. (September 1997-November
                        2001). An officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 41                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of Shareholder
                        Services, Inc. (since 1999); Assistant Secretary of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004),
Age: 39                 Corporate Vice President (May 1999-April 2001) and Assistant
                        General Counsel (May 1999-December 2000) of UBS Financial
                        Services Inc. (formerly, PaineWebber Incorporated). An
                        officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment Management:
Age: 43                 First Vice President (2001-September 2004); Director
                        (2000-September 2004) and Vice President (1998-2000). An
                        officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------

Remuneration  of the  Officers  and  Trustees.  The  officers  and the interested Trustee of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The  Independent  Trustees'  compensation  from the
Fund,  shown  below,  is for serving as a Trustee and member of a committee  (if applicable),  with respect to the Fund's  fiscal year ended July 31,  2006.  The total  compensation  from the Fund and  fund  complex  represents  compensation, including accrued retirement benefits,  for serving as a Trustee and member of a committee  (if  applicable)  of the  Boards of the Fund and  other  funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

--------------------------------------------------------------------------------------

Name and Other Fund       Aggregate                     Estimated        Total
                                         Retirement       Annual
                                          Benefits    Benefits Upon   Compensation
                         Compensation    Accrued as   Retirement(2)  From the Fund
Position(s) (as            From the     Part of Fund      [To be        and Fund
applicable)                Fund(1)        Expenses       updated]       Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                        Fiscal year ended July 31,                     Year ended
                                   2006                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $1,236          $866        $49,899 (4)     $241,260 (5)

Chairman of the Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(6)    $2,496(7)       $1,825        $103,146         $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink           $1,495         $1,009         $9,646          $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli           $1,858         $5,629      $107,096((4))    $264,812 (8)
Regulatory &
Oversight Committee
Chairman

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths    $2,166((9))      $2,938        $42,876           $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee
Member and Governance

Committee Member          $1,534         $1,515         $11,216         $106,792

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley         $2,166(1(0))      $1,288         $27,099         $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall        $1,926       None(1(1))       $91,953         $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $1,582         $3,095         $72,817         $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler(12)   $1,326(1(3))      $4,953         $26,121          $99,080
Audit Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold(12)
Audit Committee
Member and Governance
Committee Member          $1,326         $2,954         $26,121          $99,080

--------------------------------------------------------------------------------------

1. "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2. "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees."

3. Mr. Wruble was appointed as Trustee of the Board I Funds on October 10, 2005
   and became Chairman of the Board I Funds on January 1, 2007.
4. Estimated benefits to be paid to Mr. Wruble and Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
5. Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
6. Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
7. Includes $624 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
8. Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
9. Includes $2,166 deferred by Mr. Griffiths under the "Compensation
   Deferral Plan" described below.
10. Includes $866 deferred by Mr. Motley under the "Compensation Deferral
    Plan" described below.

11. Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.

12. Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds, including the Fund as of August 17, 2005. They had served as Board members of 10 other Board I Funds prior to that date.
13. Includes $627 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
Received a lump-sum payout in lieu of Retirement Benefit Plan benefits as of
   December 31, 2006.
Mr. Randall and Mr. Reynolds have elected to receive Joint Survival Annuity benefit payments based on the value of their retirement benefits as of
   December 31, 2006

      Retirement Plan for Trustees. The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major  Shareholders.  As of February 9, 2007,  the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     MLPF&S for the sole benefit of its  customers,  Attn.  Fund ADMN,  4800
Deer  Lake  Drive  East  Floor  3,  Jacksonville,  FL  32246-6484,  which  owned
749,956.841  Class B shares (5.01% of the Class B shares then  outstanding)  for the benefit of its customers.

     CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th Street,
New York NY 1000-2483,  which owned  1,048,468.036  Class B shares (7.01% of the
Class B shares then outstanding) for the benefit of its customers.

     MLPF&S for the sole benefit of its  customers,  Attn.  Fund ADMN,  4800
Deer  Lake  Drive  East  Floor  3,  Jacksonville,  FL  32246-6484,  which  owned
3,114,280.669 Class C shares (14.61% of the Class C shares then outstanding) for the benefit of its customers.

     CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th Street,
New York NY 1000-2483,  which owned  2,000,804.403  Class C shares (9.38% of the
Class C shares then outstanding) for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees,  including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.
The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
   Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors or trustees.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.

o     The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The
   Fund analyzes  stock option  plans,  paying  particular  attention to their dilutive effect.  While the Fund generally supports  management  proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio  and handles its day-to day  business.  That  agreement  requires  the
Manager,  at its  expense,  to  provide  the Fund with  adequate  office  space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective corporate  administration for the Fund. Those responsibilities include
the   compilation  and  maintenance  of  records  with  respect  to  the  Fund's operations, the preparation and filing of specified reports, and the composition of proxy  materials and  registration  statements for continuous  public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

--------------------------------------------------------
      Fiscal Year           Management Fees paid to
      Ended 7/31            OppenheimerFunds, Inc.

--------------------------------------------------------
--------------------------------------------------------
         2004                     $2,465,343
--------------------------------------------------------
--------------------------------------------------------
         2005                     $3,034,961
--------------------------------------------------------
--------------------------------------------------------
         2006                     $4,276,821
--------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott
Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

      Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
Franz and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of July 31, 2006.  No account has a performance-based advisory fee:

   Portfolio     Registered  Total      Other      Total       Other      Total
                             Assets               Assets in    Accounts
                             in                   Other         Managed
                             Registered Pooled     Pooled                   Assets
                 Investment  Investment Investment Investment              in Other
                 Companies   Companies  Vehicles   Vehicles               Accounts
   Manager        Managed    Managed(1) Managed   Managed(1)              Managed(2)
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Ronald H.        13     $25,254.30     None       None     None      None
   Fielding
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Daniel G.        13     $25,254.30     None       None     None      None
   Loughran
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Scott Cottier    13     $25,254.30     None       None     None      None
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Troy Willis      13     $25,254.30     None       None     None      None
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Marcus Franz     13     $25,254.30     None       None     None      None
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Mark DeMitry     13     $25,254.30     None       None     None      None
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Michael          13     $25,254.30     None       None     None      None
   Camarella
   1.  In millions.

   2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or they may manage funds or accounts with different investment objectives and strategies.

Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

           The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper - Pennsylvania Municipal Debt Funds.  Other
factors include management quality (such as style consistency, risk management,sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio
Managers.  The compensation structure of the other funds managed by the
Portfolio Managers is the same as the compensation structure of the Fund, described above.

Ownership of Fund Shares.  As of July 31, 2006, the Portfolio Managers
did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers including "affiliated" brokers as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge; if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.
Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, the Fund would incur a brokerage commission.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds'
cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii), the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

During the fiscal years ended July 31, 2004, 2005 and 2006, the Fund paid no brokerage commissions.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below:

 ------------------------------------------------------------------------------

                        Class A
 Fiscal   Aggregate     Front-End    Concessions    Concessions  Concessions
 Year     Front-End     Sales        on Class A     on Class B   on Class C
 Ended    Sales         Charges      Shares         Shares       Shares
 7/31:    Charges on    Retained by  Advanced by    Advanced by  Advanced by
          Class A       Distributor(1Distributor(2) Distributor(2Distributor(2)
          Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2004    $1,552,600     $285,333      $56,886      $1,054,726    $195,943
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $3,260,915     $538,933      $93,658      $1,109,526    $479,669
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2006    $5,112,325     $845,762      $135,293     $1,043,784    $888,524
 ------------------------------------------------------------------------------
   1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
   2. The   Distributor    advances    concession    payments   to   financial
      intermediaries  for  certain  sales of Class A shares  and for  sales of
      Class B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------

             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year  Ended Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2004            $2,555              $425,206               $18,275
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2005            $4,305              $276,297               $16,742
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2006            $9,524              $383,285               $56,182
 ------------------------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2006 payments under the Class A plan totaled $703,170 all of which was paid by the Distributor to recipients, and included $18,960 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

Class B and Class C  Distribution  and Service Plan Fees.  Under each plan, distribution  and service plan fees are computed on the average of the net asset value of  shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  Each plan provides for the Distributor to be  compensated  at a  flat  rate,  whether  the  Distributor's  distribution expenses  are more or less  than the  amounts  paid by the Fund  under  the plan during  the  period  for  which  the fee is paid.  The  types of  services  that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------
    Distribution and Service Fees Paid to the Distributor in the Fiscal Year
                                 Ended 7/31/06
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:      Total Payments  Amount Retained  Distributor's    Distributor's
                                              Aggregate        Unreimbursed
                                              Unreimbursed     Expenses as %
                                              Expenses Under   of Net Assets
             Under Plan      by Distributor   Plan             of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B        $1043,784     $1,738,069(1)      $5,089,067         2.59%
 Plan
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C        $888,524      $1,566,330(2)      $2,691,282         1.22%
 Plan
 -------------------------------------------------------------------------------
1.    Includes $7,539 paid to an affiliate of the Distributor's parent company.
2.    Includes $27,867 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Yields.  The Fund uses a variety  of  different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

Standardized Yield. The "standardized yield" (sometimes referred to just as
"yield") is shown for a class of shares for a stated  thirty day  period.  It is not based on actual distributions paid by the Fund to shareholders in the thirty day period,  but is a hypothetical  yield based upon the net  investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

        Standardized Yield = 2[(a-b     6
                                --- + 1)  - 1}
                                cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the thirty (30) day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

      Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

            Dividend Yield = dividends paid x 12/maximum offering price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

Tax-Equivalent  Yield. The  "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment  to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated Federal tax rate.  Using  different tax rates to show  different tax  equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).

---------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 7/31/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
               Standardized Yield      Dividend Yield        (37.00% Combined
                                                           Federal/Pennsylvania
                                                               Tax Bracket)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
             Without    After       Without    After      Without     After
             Sales      Sales       Sales      Sales      Sales       Sales
             Charge     Charge      Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A           4.54%       4.32%      4.91%      4.67%       7.20%      6.85%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B           3.77%         N/A      4.20%        N/A       5.98%        N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C           3.77%         N/A      4.20%        N/A       5.98%        N/A
---------------------------------------------------------------------------------

Total Return  Information.  There are different types of "total returns" to measure  the  Fund's  performance.  Total  return  is the  change  in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return  shows the  average  rate of return for each year in a period  that would produce the  cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-year performance.  The Fund uses standardized  calculations  for its total  returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.

Average  Annual Total  Return.  The "average  annual total  return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                    1/n
                ERV
                ---  - 1 = Average Annual Total Return
                 P

Average  Annual Total Return (After Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions)
  P

Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the effect of federal  taxes
(calculated  using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the  specified  period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the  redemption  date)  resulting  from the  redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below)
held for a number of years  ("n" in the  formula)  to  achieve  an ending  value
("ATVDR"  in the  formula) of that  investment,  after  taking into  account the effect of taxes on fund  distributions  and on the  redemption  of Fund  shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions and Redemption)
  P

Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV-P
                        ----- = Total Return
                          P

Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative  or an average  annual  total return "at net asset value"  (without deducting  sales  charges)  for  each  class  of  shares.  Each is  based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 7/31/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
               years)

Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                  1-Year           5-Years          10-Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without   After    Without After   Without
          Sales    Sales    Sales    Sales     Sales    Sales   Sales   Sales
           Charge   Charge   Charge   Charge    Charge  Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   76.82%(1)85.62%(1) -0.74%    4.21%    7.06%    8.11%  5.86%(1)6.38%(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   77.58%(2)77.58%(2) -1.55%    3.41%    6.98%    7.29%  5.91%(2)5.91%(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   71.99%(3)71.99%(3) 2.42%     3.41%    7.27%    7.27%  5.57%(3)5.57%(3)
---------------------------------------------------------------------------------
(1)   Inception of Class A:   9/18/89
(2)   Inception of Class B:   5/3/93
(3)   Inception of Class C:   8/29/95

 -------------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares (After Taxes)
                         For the Periods Ended 7/31/06
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

                                   1-Year           5-Year         10 Years
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 After Taxes on Distributions      -0.74%           7.06%            5.86%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 After Taxes on Distributions
 and Redemption of Fund Shares      1.18%           6.88%            5.81%
 -------------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

Lipper Rankings.  From time to time the Fund may publish the ranking of the performance  of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund  monitoring  service.  Morningstar  rates and ranks  mutual funds in their specialized market sectors.  The Fund is ranked among the municipal single state long category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature performance  information about the Fund cited in newspapers and other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or
similar publications.  That information may include performance  quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's classes of shares may be compared in  publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                   Active Allocation Fund
Oppenheimer California Municipal Fund        Equity Investor Fund
Oppenheimer Capital Appreciation Fund        Conservative Investor Fund
Oppenheimer Capital Income Fund              Moderate Investor Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Discovery Fund                Inc.

                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Equity Fund, Inc.             Fund
                                          Oppenheimer Rochester Maryland

Oppenheimer Global Fund                   Municipal Fund

                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Growth Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer International Bond Fund       Municipals
Oppenheimer International Diversified     Oppenheimer Rochester North Carolina
Fund                                      Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Growth Fund     Fund
Oppenheimer International Small Company   Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Value Fund      Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchase of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period.  The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e.
without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an
OppenheimerFunds  prototype  401(k) plan is not  purchased  by the plan by the end of the Letter period,  there will be no adjustment of concessions  paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B or Class C shares may not be purchased  by a new investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer.

Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

Allocation  of  Expenses.  The Fund  pays  expenses  related  to its  daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in  September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To,"or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

Securities  Valuation.   The  Fund's  Board  of  Trustees  has  established
procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class)  of  other  Oppenheimer  funds  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust   Centennial New York Tax Exempt Trust
   Centennial Government Trust              Centennial Tax Exempt Trust
   Centennial Money Market Trust

         The following funds do not offer

         Class N shares:                     Oppenheimer Rochester Arizona
      Limited Term New York Municipal Fund   Municipal Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Rochester Maryland

                                             Municipal Fund

   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland
                                            Municipal Fund

   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan
                                            Municipal Fund

   Oppenheimer Gold & Special Minerals      Oppenheimer Rochester Minnesota
   Fund                                     Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal
                                            Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C  contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of capital gains over capital  losses) that it  distributed  to shareholders.

            If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the
Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

            To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

            The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

            In addition to satisfying the requirements described above, the
Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98%
of its capital  gain net income  realized  in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund  will meet  these  requirements.  To meet  these  requirements  in certain  circumstances  the  Fund  might  be  required  to  liquidate  portfolio investment  to make  sufficient  distributions  to avoid  excise tax  liability.
However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only  taxable  income of the Fund,  and  therefore,  may have  little  effect because it is anticipated that most of the Fund's income will be tax-exempt.

Taxation of Fund  Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the  distributions  are paid in cash or reinvested in additional shares of the Fund (or of another fund). The
Fund's  distributions  will be treated as  dividends to the extent paid from the
Fund's  earnings and profits (as  determined  under the Internal  Revenue Code).
Distributions  in excess of a Fund's  earnings and profits will first reduce the adjusted  tax  basis of a  shareholder's  shares  and,  after  such tax basis is reduced to zero, will constitute  capital gain to the shareholder  (assuming the shares are held as a capital asset).  The Fund's  dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a  distribution  in  shares  of the Fund or  another  fund  will be  treated  as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

Exempt-Interest  Dividends.  The Fund  intends to satisfy the  requirements under the Internal Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its  shareholders.  To qualify,  at the end of each quarter of its taxable  year, at least 50% of the value of the Fund's total assets must consist of  obligations  described in Section  103(a) of the Internal  Revenue  Code, as
amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends"
in a written  notice sent by the Fund to its  shareholders  within 60 days after the close of the Fund's  taxable  year will be  excludable  from gross income of shareholders  for federal  income tax purposes.  To the extent the Fund fails to qualify  to pay  exempt-interest  dividends  in any  given  taxable  year,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     The Fund will allocate  interest from tax-exempt  municipal  securities (as well as ordinary  income,  capital  gains,  and tax preference  items  discussed below) among the shares  according to a method that is based on the gross income allocable  to each  class of  shareholders  during  the  taxable  year (or under another  method,  if  prescribed  by the IRS and SEC).  The  percentage  of each
distribution   with   respect  to  a  taxable  year  of  the  Fund  that  is  an exempt-interest  dividend  will be the same,  even  though that  percentage  may differ  substantially  from  the  percentage  of  the  Fund's  income  that  was tax-exempt  during a particular  portion of the year. This  percentage  normally will be designated after the close of the taxable year.

            Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent
attributable to exempt-interest dividends.   Shareholders receiving Social
Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

            A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

            In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.  Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

            Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

Ordinary Interest Dividends. A shareholder receiving a dividend from income earned  by the Fund from one or more of the  following  sources  must  treat the dividend  as  ordinary  income in the  computation  of the  shareholder's  gross income, regardless of whether the dividend is reinvested:

      (1) certain  taxable  temporary  investments  (such as  certificates  of deposit,  repurchase agreements,  commercial paper and obligations of the U.s.
government, its agencies and instrumentalities);
      (2)  income from securities loans;
      (3)  income or gains from options or futures;
      (4) any net short-term capital gain; and
      (5)  any market discount accrual on tax-exempt bonds.

      Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the
Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

State Tax Treatment.  To the extent that distributions paid by the Fund are
derived  from  interest  on  Pennsylvania   municipal   securities,   qualifying
obligations  of the  U.S.  government  and  certain  qualifying  obligations  of
governments  of  U.S.  territories,   agencies  and   instrumentalities,   those
distributions will also be exempt from Pennsylvania  personal income tax, and in the case of residents of Philadelphia,  exempt from the investment income tax of the School District of Philadelphia. Distributions from the Fund attributable to income from sources other than those will  generally be subject to  Pennsylvania personal income tax.

Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If the net capital gain is distributed and properly designated as a capital gain  dividend in reports sent to  shareholders  in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a  shareholder  has held his or her shares or whether  that gain was recognized by the Fund before the  shareholder  acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate  shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

Backup withholding.  The Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,  (2) who is  subject  to  backup  withholding  for  failure  to report properly  the receipt of interest or dividend  income,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to  shareholders  in  January  of each year with a copy sent to the IRS.  Backup withholding  is not an  additional  tax. Any amount  withheld  generally  may be allowed  as a refund or a credit  against a  shareholder's  federal  income  tax liability, provided the required information is timely provided to the IRS.

Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his or her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax basis in the shares
(including tax basis arising from  reinvestment of dividends).  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption
(including purchases through the reinvestment of dividends). In such a case, the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.
Losses  realized by a  shareholder  on the  redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange  privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder  recognizes on the exchange will be reduced (or the gain  increased)  to the extent any sales  charge paid on the exchanged  Fund shares reduces any charge the  shareholder  would have owed upon the  purchase  of the new  shares  in the  absence  of the  exchange  privilege.
Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP served as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as an independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Pennsylvania Municipal Fund (one of the portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Pennsylvania Municipal Fund as of July 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

      As discussed in Note 8 the Fund has restated its financial statements and financial highlights as of and for the year ended July 31, 2006.

KPMG LLP

Denver, Colorado
September 14, 2006 (Except for Notes 3 and 8, for which the date is February 20,
2007)

STATEMENT OF INVESTMENTS  July 31, 2006
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--116.1%
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--78.5%
$       5,000   Abington School District                                             5.125%     05/15/2026   $         5,036
----------------------------------------------------------------------------------------------------------------------------
    7,375,000   Allegheny County Airport
                (Pittsburgh International Airport) 1                                 5.000      01/01/2019         7,513,208
----------------------------------------------------------------------------------------------------------------------------
       45,000   Allegheny County Airport
                (Pittsburgh International Airport)                                   5.250      01/01/2016            45,964
----------------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County COP                                                 5.000      12/01/2028            10,186
----------------------------------------------------------------------------------------------------------------------------
      130,000   Allegheny County HDA (Catholic Health East)                          5.375      11/15/2022           134,706
----------------------------------------------------------------------------------------------------------------------------
       40,000   Allegheny County HDA (Catholic Health East)                          5.500      11/15/2032            41,446
----------------------------------------------------------------------------------------------------------------------------
    3,150,000   Allegheny County HDA (Ohio Valley General Hospital)                  5.125      04/01/2035         3,165,971
----------------------------------------------------------------------------------------------------------------------------
       55,000   Allegheny County HDA (Pittsburgh Mercy Health System)                5.625      08/15/2026            58,205
----------------------------------------------------------------------------------------------------------------------------
      570,000   Allegheny County HDA (Presbyterian University Hospital)              5.625      04/01/2027           586,604
----------------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County HDA (The Covenant at South Hills) 2                 7.700      02/01/2008            12,405
----------------------------------------------------------------------------------------------------------------------------
       25,000   Allegheny County HDA (The Covenant at South Hills) 2                 7.800      02/01/2009            12,589
----------------------------------------------------------------------------------------------------------------------------
    1,535,000   Allegheny County HDA (The Covenant at South Hills) 2                 8.625      02/01/2021           765,934
----------------------------------------------------------------------------------------------------------------------------
      305,000   Allegheny County HDA (The Covenant at South Hills) 2                 8.750      02/01/2031           152,122
----------------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County HDA (UPMC Health System)                            5.000      12/15/2018            10,267
----------------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County HDA (UPMC Health System)                            5.000      11/01/2023            20,406
----------------------------------------------------------------------------------------------------------------------------
       20,000   Allegheny County HDA (UPMC Health System)                            5.125      07/01/2022            20,475
----------------------------------------------------------------------------------------------------------------------------
    3,570,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                  9.250      11/15/2015         4,243,159
----------------------------------------------------------------------------------------------------------------------------
    1,650,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                  9.250      11/15/2022         1,955,316
----------------------------------------------------------------------------------------------------------------------------
   12,705,000   Allegheny County HDA
                (West Penn Allegheny Health System)                                  9.250      11/15/2030        15,029,761
----------------------------------------------------------------------------------------------------------------------------
    9,000,000   Allegheny County HDA
                (West Penn Allegheny Health System) 3,5                              6.500      11/15/2030        10,016,685
----------------------------------------------------------------------------------------------------------------------------
      300,000   Allegheny County HEBA (Carnegie Mellon University)                   5.450      03/01/2027           300,303
----------------------------------------------------------------------------------------------------------------------------
    2,020,000   Allegheny County HEBA (Chatham College)                              5.750      11/15/2028         2,119,586
----------------------------------------------------------------------------------------------------------------------------
    7,980,000   Allegheny County HEBA (Chatham College)                              5.750      11/15/2035         8,329,524
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County HEBA (Chatham College)                              5.850      03/01/2022         1,050,600
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County HEBA (Chatham College)                              5.950      03/01/2032         1,044,500
----------------------------------------------------------------------------------------------------------------------------
       60,000   Allegheny County HEBA (Thiel College)                                5.375      11/15/2029            61,675
----------------------------------------------------------------------------------------------------------------------------
        5,000   Allegheny County IDA (Coltec Industries)                             7.250      06/01/2008             4,960
----------------------------------------------------------------------------------------------------------------------------
    1,145,000   Allegheny County IDA (Residential Resources)                         5.700      09/01/2012         1,205,330
----------------------------------------------------------------------------------------------------------------------------
    4,665,000   Allegheny County IDA (Residential Resources)                         6.600      09/01/2031         5,176,564
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County IDA
                (RR/RRSW/RRDC Obligated Group) 4                                     5.000      09/01/2021         1,003,890

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$   1,250,000   Allegheny County IDA
                (RR/RRSW/RRDC Obligated Group) 4                                     5.100%     09/01/2026   $     1,249,950
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Allegheny County IDA
                (RR/RRSW/RRDC Obligated Group) 4                                     5.125      09/01/2031         1,246,788
----------------------------------------------------------------------------------------------------------------------------
       35,000   Allegheny County IDA (USX Corp.)                                     5.500      12/01/2029            35,988
----------------------------------------------------------------------------------------------------------------------------
      260,000   Allegheny County IDA (USX Corp.)                                     5.600      09/01/2030           269,139
----------------------------------------------------------------------------------------------------------------------------
      205,000   Allegheny County IDA (USX Corp.)                                     6.100      01/15/2018           210,533
----------------------------------------------------------------------------------------------------------------------------
       10,000   Allegheny County IDA (USX Corp.)                                     6.100      07/15/2020            10,290
----------------------------------------------------------------------------------------------------------------------------
    2,265,000   Allegheny County Redevel. Authority (Pittsburgh Mills)               5.100      07/01/2014         2,300,719
----------------------------------------------------------------------------------------------------------------------------
   11,500,000   Allegheny County Redevel. Authority (Pittsburgh Mills)               5.600      07/01/2023        11,956,320
----------------------------------------------------------------------------------------------------------------------------
      100,000   Allegheny County Redevel. Authority (Robinson Mall)                  6.875      11/01/2017           106,597
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Allegheny County Residential Finance Authority                       7.000      11/01/2017         8,565,520
----------------------------------------------------------------------------------------------------------------------------
    1,060,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      4.850      11/01/2028         1,050,661
----------------------------------------------------------------------------------------------------------------------------
    1,260,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      5.000      05/01/2035         1,260,391
----------------------------------------------------------------------------------------------------------------------------
      450,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      5.150      11/01/2016           458,663
----------------------------------------------------------------------------------------------------------------------------
       30,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      5.625      11/01/2023            30,017
----------------------------------------------------------------------------------------------------------------------------
       30,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      5.950      11/01/2024            31,216
----------------------------------------------------------------------------------------------------------------------------
       60,000   Allegheny County Residential Finance Authority
                (Single Family)                                                      7.100      05/01/2024            60,077
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Allegheny County Sanitation Authority 1                              5.000      12/01/2030         1,032,700
----------------------------------------------------------------------------------------------------------------------------
       10,000   Armstrong County IDA (Kittanning Care Center)                        5.375      08/20/2012            10,380
----------------------------------------------------------------------------------------------------------------------------
      375,000   Beaver County IDA (J. Ray McDermott & Company)                       6.800      02/01/2009           376,388
----------------------------------------------------------------------------------------------------------------------------
      150,000   Beaver County IDA (Pennsylvania Power & Light Company)               5.375      06/01/2028           155,072
----------------------------------------------------------------------------------------------------------------------------
       45,000   Beaver County IDA (St. Joe Minerals Corp.)                           6.000      05/01/2007            45,064
----------------------------------------------------------------------------------------------------------------------------
       35,000   Bedford County IDA (Brown Group)                                     7.125      02/01/2009            35,044
----------------------------------------------------------------------------------------------------------------------------
      300,000   Berks County Municipal Authority
                (RHMC/HW Obligated Group)                                            5.000      03/01/2028           303,573
----------------------------------------------------------------------------------------------------------------------------
      775,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                6.050      01/01/2034           772,396
----------------------------------------------------------------------------------------------------------------------------
       75,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                6.400      01/01/2012            76,643
----------------------------------------------------------------------------------------------------------------------------
    4,085,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                6.900      01/01/2022         4,257,305
----------------------------------------------------------------------------------------------------------------------------
    7,120,000   Blair County IDA (The Village at Penn State
                Retirement Community)                                                7.000      01/01/2034         7,403,732
----------------------------------------------------------------------------------------------------------------------------
       50,000   Blair County IDA (The Village at Penn State
                Retirement Community) 2                                             10.000      01/01/2012            26,863

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$   4,500,000   Bradford County IDA (International Paper Company)                    5.200%     12/01/2019   $     4,491,540
----------------------------------------------------------------------------------------------------------------------------
      500,000   Brighton Township Municipal Authority                                5.100      07/15/2022           503,695
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County IDA (Ann's Choice)                                      6.125      01/01/2025         3,123,870
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Bucks County IDA (Ann's Choice)                                      6.250      01/01/2035         3,137,220
----------------------------------------------------------------------------------------------------------------------------
       15,000   Bucks County IDA (Pennswood Village)                                 5.800      10/01/2020            15,695
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Bucks County IDA (Pennswood Village)                                 6.000      10/01/2027         1,054,910
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Bucks County IDA
                (Pennsylvania Suburban Water Company) 1,3,5                          5.550      09/01/2032         8,375,360
----------------------------------------------------------------------------------------------------------------------------
      240,000   Bucks County IDA (Pennsylvania Suburban
                Water Company)                                                       5.550      09/01/2032           251,261
----------------------------------------------------------------------------------------------------------------------------
       15,000   Bucks County IDA (USX Corp.)                                         5.600      03/01/2033            15,484
----------------------------------------------------------------------------------------------------------------------------
       10,000   Butler County Hospital Authority
                (Butler Memorial Hospital)                                           5.250      07/01/2012            10,010
----------------------------------------------------------------------------------------------------------------------------
       20,000   Butler County Hospital Authority
                (Butler Memorial Hospital)                                           5.250      07/01/2016            20,021
----------------------------------------------------------------------------------------------------------------------------
      480,000   Butler County IDA (Greenview Gardens Apartments)                     6.000      07/01/2023           500,659
----------------------------------------------------------------------------------------------------------------------------
      880,000   Butler County IDA (Greenview Gardens Apartments)                     6.250      07/01/2033           913,106
----------------------------------------------------------------------------------------------------------------------------
       65,000   Cambria County GO                                                    5.000      08/15/2023            66,542
----------------------------------------------------------------------------------------------------------------------------
      200,000   Cambridge Area Joint Authority                                       5.250      12/01/2021           202,372
----------------------------------------------------------------------------------------------------------------------------
    7,870,000   Chester County H&EFA (Chester County Hospital)                       5.875      07/01/2016         7,960,899
----------------------------------------------------------------------------------------------------------------------------
      700,000   Chester County H&EFA (Chester County Hospital)                       6.750      07/01/2031           760,977
----------------------------------------------------------------------------------------------------------------------------
    2,250,000   Chester County H&EFA (Devereaux Foundation)                          5.000      11/01/2031         2,279,565
----------------------------------------------------------------------------------------------------------------------------
       95,000   Chester County H&EFA (Devereaux Foundation)                          6.000      11/01/2019            99,925
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chester County H&EFA (Immaculata College)                            5.300      10/15/2011            24,999
----------------------------------------------------------------------------------------------------------------------------
       30,000   Chester County H&EFA (Immaculata College)                            5.400      10/15/2012            30,001
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chester County H&EFA (Immaculata College)                            5.625      10/15/2027            25,053
----------------------------------------------------------------------------------------------------------------------------
       70,000   Chester County H&EFA (Jefferson Health System)                       5.375      05/15/2027            71,823
----------------------------------------------------------------------------------------------------------------------------
    7,500,000   Chester County H&EFA (Jenners Pond)                                  7.625      07/01/2034         8,461,200
----------------------------------------------------------------------------------------------------------------------------
    2,040,000   Chester County IDA (Collegium Charter School)                        5.500      04/15/2031         2,116,724
----------------------------------------------------------------------------------------------------------------------------
    1,575,000   Chester County IDA (Renaissance Academy-Edison
                Charter School)                                                      5.250      10/01/2010         1,576,922
----------------------------------------------------------------------------------------------------------------------------
    1,870,000   Chester County IDA (Renaissance Academy-Edison
                Charter School)                                                      5.625      10/01/2015         1,874,993
----------------------------------------------------------------------------------------------------------------------------
      800,000   Crawford County Hospital Authority
                (Wesbury United Methodist Community)                                 6.125      08/15/2019           821,616
----------------------------------------------------------------------------------------------------------------------------
    2,100,000   Cumberland County Municipal Authority
                (Presbyterian Homes)                                                 5.000      12/01/2020         2,173,500
----------------------------------------------------------------------------------------------------------------------------
    1,050,000   Cumberland County Municipal Authority
                (Presbyterian Homes)                                                 5.000      12/01/2021         1,083,527
----------------------------------------------------------------------------------------------------------------------------
    1,685,000   Cumberland County Municipal Authority
                (Wesley Affiliated Services)                                         7.250      01/01/2035         1,831,393

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$     545,000   Delaware County Authority (CCMC)                                     5.300%     12/15/2020   $       548,532
----------------------------------------------------------------------------------------------------------------------------
      120,000   Delaware County Authority
                (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                         5.375      11/15/2023           124,212
----------------------------------------------------------------------------------------------------------------------------
    2,530,000   Delaware County Authority (Neumann College)                          6.000      10/01/2031         2,636,159
----------------------------------------------------------------------------------------------------------------------------
       15,000   Delaware County Hospital Authority
                (CCMC/CKHS/DCMH Obligated Group)                                     5.375      12/01/2018            15,342
----------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County Hospital Authority
                (CCMC/CKHS/DCMH Obligated Group)                                     6.250      12/15/2022            26,784
----------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County Hospital Authority
                (CCMC/CKHS/DCMH Obligated Group)                                     6.250      12/15/2031            26,649
----------------------------------------------------------------------------------------------------------------------------
      335,000   Delaware County Hospital Authority (DCMH)                            5.500      08/15/2019           338,735
----------------------------------------------------------------------------------------------------------------------------
       10,000   Delaware County IDA (American Ref-Fuel Company)                      6.100      07/01/2013            10,404
----------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware County IDA (American Ref-Fuel Company)                      6.200      07/01/2019            25,643
----------------------------------------------------------------------------------------------------------------------------
       30,000   Delaware County IDA (Philadelphia Suburban Water)                    5.350      10/01/2031            31,175
----------------------------------------------------------------------------------------------------------------------------
    5,670,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)             5.000      02/01/2035         5,770,189
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)             5.000      11/01/2036         5,094,950
----------------------------------------------------------------------------------------------------------------------------
       55,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)             5.000      11/01/2037            56,003
----------------------------------------------------------------------------------------------------------------------------
   11,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 3,5         5.000      11/01/2037        11,200,695
----------------------------------------------------------------------------------------------------------------------------
      900,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)             5.000      11/01/2038           916,281
----------------------------------------------------------------------------------------------------------------------------
   18,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 1,3,5       5.000      11/01/2038        18,325,710
----------------------------------------------------------------------------------------------------------------------------
       25,000   Delaware River Port Authority PA/NJ                                  5.000      01/01/2026            25,351
----------------------------------------------------------------------------------------------------------------------------
       50,000   Delaware River Port Authority PA/NJ                                  5.400      01/01/2014            51,038
----------------------------------------------------------------------------------------------------------------------------
      175,000   Delaware River Port Authority PA/NJ                                  5.400      01/01/2015           178,631
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Delaware River Port Authority PA/NJ                                  5.400      01/01/2016         2,042,060
----------------------------------------------------------------------------------------------------------------------------
    9,515,000   Delaware River Port Authority PA/NJ                                  5.500      01/01/2026         9,717,860
----------------------------------------------------------------------------------------------------------------------------
      250,000   Delaware River Port Authority PA/NJ                                  5.500      01/01/2026           254,830
----------------------------------------------------------------------------------------------------------------------------
      150,000   Doylestown Hospital Authority (Doylestown Hospital)                  5.000      07/01/2023           150,084
----------------------------------------------------------------------------------------------------------------------------
      255,000   Eastern York County Sewer Authority                                  6.000      09/15/2016           255,349
----------------------------------------------------------------------------------------------------------------------------
      270,000   Eastern York County Sewer Authority                                  6.000      09/15/2019           270,319
----------------------------------------------------------------------------------------------------------------------------
      170,000   Erie County Hospital Authority (St. Mary's Home of Erie)             6.000      08/15/2029           180,710
----------------------------------------------------------------------------------------------------------------------------
      140,000   Erie County IDA (International Paper Company)                        5.000      11/01/2018           138,600
----------------------------------------------------------------------------------------------------------------------------
    2,990,000   Erie-Western PA Port Authority                                       5.125      06/15/2016         3,046,690
----------------------------------------------------------------------------------------------------------------------------
       80,000   Falls Township Hospital Authority
                (Delaware Valley Medical Center)                                     7.000      08/01/2022            80,538
----------------------------------------------------------------------------------------------------------------------------
       40,000   Ferndale Area School District GO                                     6.750      07/15/2009            40,090
----------------------------------------------------------------------------------------------------------------------------
       50,000   Geisinger Authority Health System
                (Penn State Geisinger Health System Foundation)                      5.000      08/15/2028            50,499
----------------------------------------------------------------------------------------------------------------------------
       10,000   Gettysburg Municipal Authority (Gettysburg College)                  5.000      08/15/2023            10,237

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$   1,000,000   Horsham, PA Industrial & Commercial Devel. Authority
                (GF/Pennsylvania Property)                                           8.375%     09/01/2024   $     1,000,520
----------------------------------------------------------------------------------------------------------------------------
       65,000   Indiana County IDA Pollution Control (PSEG Power LLC)                5.850      06/01/2027            68,315
----------------------------------------------------------------------------------------------------------------------------
      250,000   Jeannette Health Services Authority
                (Jeannette District Memorial Hospital)                               6.000      11/01/2018           248,263
----------------------------------------------------------------------------------------------------------------------------
      100,000   Lancaster County Hospital Authority
                (Masonic Homes of PA)                                                5.300      11/15/2007           100,358
----------------------------------------------------------------------------------------------------------------------------
       25,000   Lancaster County Hospital Authority
                (Saint Anne's Home for the Aged)                                     6.500      04/01/2015            25,023
----------------------------------------------------------------------------------------------------------------------------
       40,000   Lancaster County IDA (Garden Spot Village)                           7.600      05/01/2022            45,497
----------------------------------------------------------------------------------------------------------------------------
    2,300,000   Lancaster County IDA (Garden Spot Village)                           7.625      05/01/2031         2,618,067
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Langhorne Manor Boro Higher Education Authority
                (Lower Bucks Hospital)                                               7.350      07/01/2022         1,000,110
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                                   5.200      04/01/2020           988,470
----------------------------------------------------------------------------------------------------------------------------
      575,000   Langhorne Manor Boro Higher Education Authority
                (Philadelphia Biblical University)                                   5.500      04/01/2025           575,150
----------------------------------------------------------------------------------------------------------------------------
       35,000   Latrobe IDA (St. Vincent College)                                    5.700      05/01/2031            36,384
----------------------------------------------------------------------------------------------------------------------------
       55,000   Lawrence County IDA
                (Pennsylvania Power & Light Company)                                 5.400      09/15/2017            55,110
----------------------------------------------------------------------------------------------------------------------------
      115,000   Lawrence County IDA (Shenango Presbyterian Center)                   7.000      11/15/2016           115,316
----------------------------------------------------------------------------------------------------------------------------
    5,190,000   Lawrence County IDA (Shenango Presbyterian Center)                   7.500      11/15/2031         5,565,964
----------------------------------------------------------------------------------------------------------------------------
    1,020,000   Lehigh County GPA (Bible Fellowship Church Home)                     6.000      12/15/2023         1,028,874
----------------------------------------------------------------------------------------------------------------------------
    1,060,000   Lehigh County GPA (Bible Fellowship Church Home)                     7.625      11/01/2021         1,169,095
----------------------------------------------------------------------------------------------------------------------------
      750,000   Lehigh County GPA (Bible Fellowship Church Home)                     7.750      11/01/2033           825,893
----------------------------------------------------------------------------------------------------------------------------
    1,485,000   Lehigh County GPA (Kidspeace Obligated Group)                        5.800      11/01/2012         1,455,939
----------------------------------------------------------------------------------------------------------------------------
    1,265,000   Lehigh County GPA (Kidspeace Obligated Group)                        5.800      11/01/2012         1,329,717
----------------------------------------------------------------------------------------------------------------------------
    8,190,000   Lehigh County GPA (Kidspeace Obligated Group)                        6.000      11/01/2018         7,995,078
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lehigh County GPA (Kidspeace Obligated Group)                        6.000      11/01/2018         2,106,380
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Lehigh County GPA (Kidspeace Obligated Group)                        6.000      11/01/2023         1,056,528
----------------------------------------------------------------------------------------------------------------------------
    2,940,000   Lehigh County GPA (Kidspeace Obligated Group)                        6.000      11/01/2023         3,090,528
----------------------------------------------------------------------------------------------------------------------------
       55,000   Lehigh County GPA (Lehigh Valley Health Network)                     5.000      07/01/2028            55,739
----------------------------------------------------------------------------------------------------------------------------
       20,000   Lehigh County GPA (Lehigh Valley Hospital)                           5.625      07/01/2015            20,423
----------------------------------------------------------------------------------------------------------------------------
        5,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)                     5.375      08/15/2033             5,161
----------------------------------------------------------------------------------------------------------------------------
      190,000   Lehigh County IDA (Lifepath)                                         5.850      06/01/2008           188,978
----------------------------------------------------------------------------------------------------------------------------
   23,340,000   Lehigh County IDA (Pollution Control Pennsylvania
                Power & Light Electric Utilities Corp.) 3,5                          4.750      02/15/2027        23,429,042
----------------------------------------------------------------------------------------------------------------------------
      650,000   Lehigh Northampton Airport Authority
                (Lehigh Valley International Airport)                                5.000      01/01/2021           667,264

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$     750,000   Lehigh Northampton Airport Authority
                (Lehigh Valley International Airport)                                5.000%     01/01/2023   $       767,295
----------------------------------------------------------------------------------------------------------------------------
       15,000   Lewistown Boro Municipal Water Authority                             5.250      01/01/2028            15,228
----------------------------------------------------------------------------------------------------------------------------
   12,640,000   Luzerne County IDA Water Facilities
                (American Water Company) 3,5                                         4.950      09/01/2034        12,903,734
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lycoming County Hospital Authority
                (MVH/DPH Obligated Group)                                            5.250      11/15/2015            50,734
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lycoming County Hospital Authority
                (MVH/DPH Obligated Group)                                            5.500      11/15/2022            10,185
----------------------------------------------------------------------------------------------------------------------------
       20,000   Lycoming County Hospital Authority
                (WH/NCPHS Obligated Group)                                           5.250      11/15/2015            20,293
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lycoming County Hospital Authority
                (WH/NCPHS Obligated Group)                                           5.375      11/15/2010            50,866
----------------------------------------------------------------------------------------------------------------------------
      975,000   Lycoming County Recreation Authority 1                               5.000      12/15/2027           977,330
----------------------------------------------------------------------------------------------------------------------------
    2,730,000   McKean County Hospital Authority (Bradford Hospital)                 5.000      10/01/2020         2,774,990
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   McKean County Hospital Authority (Bradford Hospital)                 5.250      10/01/2030         3,073,230
----------------------------------------------------------------------------------------------------------------------------
      100,000   Mifflin County Hospital Authority (Lewiston Hospital)                6.200      07/01/2030           108,793
----------------------------------------------------------------------------------------------------------------------------
    8,740,000   Montgomery County HEHA (Arcadia University)                          5.000      04/01/2036         8,890,241
----------------------------------------------------------------------------------------------------------------------------
    5,750,000   Montgomery County HEHA (Dickinson College)                           5.000      05/01/2031         5,935,495
----------------------------------------------------------------------------------------------------------------------------
       35,000   Montgomery County HEHA
                (Holy Redeemer Health System)                                        5.250      10/01/2023            35,721
----------------------------------------------------------------------------------------------------------------------------
      260,000   Montgomery County IDA
                (ACTS Retirement Life Community)                                     5.250      11/15/2028           262,912
----------------------------------------------------------------------------------------------------------------------------
    1,445,000   Montgomery County IDA (ACTS/BPE Obligated Group)                     5.875      11/15/2022         1,478,249
----------------------------------------------------------------------------------------------------------------------------
    1,750,000   Montgomery County IDA (Meadowood Corp.)                              6.250      12/01/2017         1,806,595
----------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County IDA
                (Pennsylvania-American Water Company)                                5.050      06/01/2029            50,325
----------------------------------------------------------------------------------------------------------------------------
    2,500,000   Montgomery County IDA (Whitemarsh Continued Care) 1                  6.250      02/01/2035         2,636,375
----------------------------------------------------------------------------------------------------------------------------
    3,840,000   Montgomery County IDA (Wordsworth Academy)                           8.000      09/01/2024         3,839,616
----------------------------------------------------------------------------------------------------------------------------
       15,000   Montgomery County Redevel. Authority (Pheasant Run)                  5.600      01/15/2024            15,052
----------------------------------------------------------------------------------------------------------------------------
      145,000   Montgomery County Redevel. Authority (Pheasant Run)                  5.600      01/15/2024           145,500
----------------------------------------------------------------------------------------------------------------------------
       50,000   Moon IDA (Ellis School)                                              5.650      03/01/2020            52,244
----------------------------------------------------------------------------------------------------------------------------
      600,000   Myerstown Water Authority                                            5.000      11/15/2018           600,540
----------------------------------------------------------------------------------------------------------------------------
      360,000   Myerstown Water Authority                                            5.100      11/15/2028           360,230
----------------------------------------------------------------------------------------------------------------------------
    2,905,000   New Morgan IDA (Browning-Ferris Industries)                          6.500      04/01/2019         2,883,416
----------------------------------------------------------------------------------------------------------------------------
       40,000   New Wilmington Municipal Authority
                (Westminster College)                                                5.300      03/01/2018            40,399
----------------------------------------------------------------------------------------------------------------------------
       55,000   New Wilmington Municipal Authority
                (Westminster College)                                                5.350      03/01/2028            55,258
----------------------------------------------------------------------------------------------------------------------------
      100,000   Northampton County Higher Education Authority
                (Lafayette College)                                                  5.000      11/01/2027           100,943
----------------------------------------------------------------------------------------------------------------------------
      170,000   Northampton County IDA (Moravian Hall Square)                        5.350      07/01/2010           170,177

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      40,000   Northampton County IDA (Moravian Hall Square)                        5.700%     07/01/2020   $        40,051
----------------------------------------------------------------------------------------------------------------------------
      470,000   Northeastern PA Hospital & Education Authority
                (Wilkes University)                                                  5.625      10/01/2018           471,081
----------------------------------------------------------------------------------------------------------------------------
       20,000   Northeastern PA Hospital & Education Authority
                (Wilkes University)                                                  5.625      10/01/2018            20,056
----------------------------------------------------------------------------------------------------------------------------
      100,000   Northeastern PA Hospital & Education Authority (WVHCS)               5.250      01/01/2026           102,247
----------------------------------------------------------------------------------------------------------------------------
      830,000   Northumberland County IDA (Aqua Pennsylvania)                        5.050      10/01/2039           845,455
----------------------------------------------------------------------------------------------------------------------------
      665,000   Northumberland County IDA (NHS Youth Services)                       5.500      02/15/2033           690,436
----------------------------------------------------------------------------------------------------------------------------
    1,845,000   Northumberland County IDA (NHS Youth Services)                       7.500      02/15/2029         1,903,099
----------------------------------------------------------------------------------------------------------------------------
    3,905,000   Northumberland County IDA (NHS Youth Services) 1                     7.750      02/15/2029         4,077,952
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   PA EDFA (30th Street Garage) 1                                       5.875      06/01/2033        10,664,000
----------------------------------------------------------------------------------------------------------------------------
       50,000   PA EDFA (Amtrak)                                                     6.000      11/01/2011            52,527
----------------------------------------------------------------------------------------------------------------------------
      250,000   PA EDFA (Amtrak)                                                     6.125      11/01/2021           266,608
----------------------------------------------------------------------------------------------------------------------------
    5,005,000   PA EDFA (Amtrak)                                                     6.250      11/01/2031         5,339,584
----------------------------------------------------------------------------------------------------------------------------
      930,000   PA EDFA (Amtrak)                                                     6.375      11/01/2041           996,439
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   PA EDFA (Clover) 3,5                                                 4.625      12/01/2018        10,050,700
----------------------------------------------------------------------------------------------------------------------------
   14,700,000   PA EDFA (National Gypsum Company) 1                                  6.125      11/02/2027        15,372,525
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company) 1                                  6.250      11/01/2027         5,266,500
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   PA EDFA (Northampton Generating) 1                                   6.400      01/01/2009         6,999,090
----------------------------------------------------------------------------------------------------------------------------
    4,965,000   PA EDFA (Northampton Generating)                                     6.500      01/01/2013         4,964,404
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   PA EDFA (Northampton Generating)                                     6.600      01/01/2019         6,063,480
----------------------------------------------------------------------------------------------------------------------------
    1,400,000   PA EDFA (Northampton Generating)                                     6.875      01/01/2011         1,398,684
----------------------------------------------------------------------------------------------------------------------------
   12,000,000   PA EDFA (Northampton Generating)                                     6.950      01/01/2021        11,991,480
----------------------------------------------------------------------------------------------------------------------------
    4,310,000   PA EDFA (Northwestern Human Services)                                5.250      06/01/2014         4,266,124
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   PA EDFA (Northwestern Human Services)                                5.250      06/01/2028         2,828,760
----------------------------------------------------------------------------------------------------------------------------
   12,500,000   PA EDFA (Reliant Energy)                                             6.750      12/01/2036        13,408,875
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   PA EDFA (Reliant Energy)                                             6.750      12/01/2036         8,581,680
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   PA EDFA (Reliant Energy) 3,5                                         6.750      12/01/2036        10,727,050
----------------------------------------------------------------------------------------------------------------------------
   40,155,000   PA EDFA (USG Corp.)                                                  6.000      06/01/2031        41,813,402
----------------------------------------------------------------------------------------------------------------------------
    4,500,000   PA EDFA (Waste Management)                                           5.100      10/01/2027         4,553,235
----------------------------------------------------------------------------------------------------------------------------
       95,000   PA HEFA (Allegheny Delaware Valley Obligated Group)                  5.875      11/15/2021            97,420
----------------------------------------------------------------------------------------------------------------------------
      115,000   PA HEFA (Allegheny General Hospital)                                 7.125      09/01/2007           115,161
----------------------------------------------------------------------------------------------------------------------------
       55,000   PA HEFA (Allegheny General Hospital)                                 7.250      09/01/2017            55,083
----------------------------------------------------------------------------------------------------------------------------
    1,830,000   PA HEFA (Assoc. Independent Colleges & Universities)                 5.000      12/15/2021         1,891,140
----------------------------------------------------------------------------------------------------------------------------
    3,070,000   PA HEFA (Assoc. Independent Colleges & Universities)                 5.000      12/15/2024         3,155,346
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   PA HEFA (Assoc. Independent Colleges & Universities)                 5.000      12/15/2027         4,088,920
----------------------------------------------------------------------------------------------------------------------------
      230,000   PA HEFA (Bryn Mawr College)                                          5.625      12/01/2027           237,489
----------------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (CA University of PA Student Assoc.)                         5.000      07/01/2028           101,267
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   PA HEFA (CA University of PA Student Assoc.)                         6.750      09/01/2020         1,626,990
----------------------------------------------------------------------------------------------------------------------------
      110,000   PA HEFA (CA University of PA Student Assoc.)                         6.750      09/01/2032           118,168

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      50,000   PA HEFA (CA University of PA Student Assoc.)                         6.800%     09/01/2025   $        53,996
----------------------------------------------------------------------------------------------------------------------------
    1,475,000   PA HEFA (College of Science & Agriculture)                           5.350      04/15/2028         1,483,349
----------------------------------------------------------------------------------------------------------------------------
    1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)           5.650      04/15/2025         1,520,429
----------------------------------------------------------------------------------------------------------------------------
      815,000   PA HEFA (Delaware Valley College of Science & Agriculture)           5.750      04/15/2029           848,146
----------------------------------------------------------------------------------------------------------------------------
      220,000   PA HEFA (Delaware Valley College of Science & Agriculture)           5.750      04/15/2034           228,202
----------------------------------------------------------------------------------------------------------------------------
    3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)           5.800      04/15/2030         3,350,373
----------------------------------------------------------------------------------------------------------------------------
    3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)           5.800      04/15/2033         3,517,726
----------------------------------------------------------------------------------------------------------------------------
    1,820,000   PA HEFA (Geneva College)                                             5.375      04/01/2023         1,858,657
----------------------------------------------------------------------------------------------------------------------------
      860,000   PA HEFA (Geneva College)                                             5.450      04/01/2018           883,039
----------------------------------------------------------------------------------------------------------------------------
    1,035,000   PA HEFA (Geneva College)                                             6.125      04/01/2022         1,103,051
----------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (La Salle University)                                        5.500      05/01/2034            51,494
----------------------------------------------------------------------------------------------------------------------------
      735,000   PA HEFA (Lycoming College)                                           5.250      11/01/2027           766,671
----------------------------------------------------------------------------------------------------------------------------
    1,490,000   PA HEFA (Marywood University)                                        5.125      06/01/2029         1,533,329
----------------------------------------------------------------------------------------------------------------------------
        5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875      11/15/2016             5,127
----------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875      11/15/2016            51,289
----------------------------------------------------------------------------------------------------------------------------
    3,040,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                               5.875      11/15/2021         3,118,341
----------------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                                    5.000      06/01/2035           248,848
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   PA HEFA (Philadelphia University)                                    5.125      06/01/2025         3,032,580
----------------------------------------------------------------------------------------------------------------------------
    2,200,000   PA HEFA (Philadelphia University)                                    5.250      06/01/2032         2,227,302
----------------------------------------------------------------------------------------------------------------------------
      250,000   PA HEFA (Philadelphia University)                                    6.000      06/01/2029           266,083
----------------------------------------------------------------------------------------------------------------------------
       35,000   PA HEFA (Philadelphia University)                                    6.100      06/01/2030            37,344
----------------------------------------------------------------------------------------------------------------------------
      100,000   PA HEFA (St. Francis University)                                     5.750      11/01/2023           105,532
----------------------------------------------------------------------------------------------------------------------------
    3,925,000   PA HEFA (St. Francis University)                                     6.250      11/01/2018         4,265,926
----------------------------------------------------------------------------------------------------------------------------
       50,000   PA HEFA (St. Joseph University)                                      5.875      07/15/2015            50,542
----------------------------------------------------------------------------------------------------------------------------
      830,000   PA HEFA (St. Joseph University)                                      5.875      07/15/2025           838,989
----------------------------------------------------------------------------------------------------------------------------
      575,000   PA HEFA (St. Joseph University)                                      5.875      07/15/2025           581,227
----------------------------------------------------------------------------------------------------------------------------
    1,215,000   PA HEFA (University of the Arts)                                     5.000      09/15/2033         1,237,648
----------------------------------------------------------------------------------------------------------------------------
       25,000   PA HEFA (University of the Arts)                                     5.750      03/15/2030            26,258
----------------------------------------------------------------------------------------------------------------------------
       20,000   PA HEFA (UPMC Health System)                                         5.000      08/01/2029            20,430
----------------------------------------------------------------------------------------------------------------------------
       30,000   PA HEFA (UPMC Health System)                                         6.000      01/15/2031            32,492
----------------------------------------------------------------------------------------------------------------------------
    1,650,000   PA HEFA (Ursinus College)                                            5.000      01/01/2036         1,677,819
----------------------------------------------------------------------------------------------------------------------------
      750,000   PA HEFA (Widener University)                                         5.000      07/15/2026           760,523
----------------------------------------------------------------------------------------------------------------------------
       45,000   PA HFA (Multifamily FHA Mtg.)                                        8.200      07/01/2024            46,657
----------------------------------------------------------------------------------------------------------------------------
      105,000   PA HFA (Single Family Mtg.)                                          5.450      10/01/2032           107,355
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   PA HFA (Single Family Mtg.) Series B 3,5                             5.100      10/01/2020        10,193,650
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   PA HFA (Single Family Mtg.) Series 72A 3,5                           5.250      04/01/2021         8,162,680
----------------------------------------------------------------------------------------------------------------------------
   11,400,000   PA HFA (Single Family Mtg.) Series 73A 3,5                           5.350      10/01/2022        11,692,068
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   PA HFA (Single Family Mtg.) Series 74B 3,5                           5.150      10/01/2022        10,185,600
----------------------------------------------------------------------------------------------------------------------------
    9,180,000   PA HFA (Single Family Mtg.), Series 61A 1                            5.450      10/01/2021         9,300,533
----------------------------------------------------------------------------------------------------------------------------
    4,235,000   PA HFA (Single Family Mtg.), Series 61A                              5.500      04/01/2029         4,305,047

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$     100,000   PA HFA (Single Family Mtg.), Series 61A                              5.500%     04/01/2029   $       101,654
----------------------------------------------------------------------------------------------------------------------------
      195,000   PA HFA (Single Family Mtg.), Series 63A                              5.430 6    04/01/2030            53,071
----------------------------------------------------------------------------------------------------------------------------
        5,000   PA HFA (Single Family Mtg.), Series 66A                              5.650      04/01/2029             5,075
----------------------------------------------------------------------------------------------------------------------------
    4,740,000   PA HFA (Single Family Mtg.), Series 70A                              5.800      04/01/2027         4,884,428
----------------------------------------------------------------------------------------------------------------------------
    3,145,000   PA HFA (Single Family Mtg.), Series 74B 1                            5.250      04/01/2032         3,193,244
----------------------------------------------------------------------------------------------------------------------------
    2,365,000   PA Infrastructure Investment Authority 1                             5.625      09/01/2014         2,415,516
----------------------------------------------------------------------------------------------------------------------------
       40,000   PA Intergovernmental Cooperative Authority                           5.000      06/15/2021            40,899
----------------------------------------------------------------------------------------------------------------------------
       30,000   PA State University, Series A                                        5.000      08/15/2027            30,498
----------------------------------------------------------------------------------------------------------------------------
       20,000   Patterson Township Municipal Authority                               5.250      04/15/2007            20,019
----------------------------------------------------------------------------------------------------------------------------
       10,000   Patterson Township Municipal Authority                               5.500      04/15/2011            10,009
----------------------------------------------------------------------------------------------------------------------------
      220,000   Philadelphia Airport                                                 5.375      06/15/2015           228,241
----------------------------------------------------------------------------------------------------------------------------
    1,310,000   Philadelphia Airport, Series A                                       5.000      06/15/2023         1,349,195
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Airport, Series A 1                                     5.000      06/15/2024         2,056,900
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Philadelphia Airport, Series A                                       5.000      06/15/2025         2,052,500
----------------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia Airport, Series B                                       5.250      06/15/2031            15,422
----------------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia Airport, Series B                                       5.250      06/15/2012            15,418
----------------------------------------------------------------------------------------------------------------------------
       85,000   Philadelphia Airport, Series B                                       5.400      06/15/2027            86,822
----------------------------------------------------------------------------------------------------------------------------
    6,720,000   Philadelphia Authority for Industrial Devel.
                (Aero Philadelphia) 1                                                5.500      01/01/2024         6,750,845
----------------------------------------------------------------------------------------------------------------------------
    3,870,000   Philadelphia Authority for Industrial Devel. (Air Cargo)             7.500      01/01/2025         4,229,407
----------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia Authority for Industrial Devel.
                (American College of Physicians)                                     6.000      06/15/2030            26,546
----------------------------------------------------------------------------------------------------------------------------
    1,150,000   Philadelphia Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                                       5.500      11/15/2018         1,101,367
----------------------------------------------------------------------------------------------------------------------------
      776,000   Philadelphia Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                                       5.600      11/15/2028           727,275
----------------------------------------------------------------------------------------------------------------------------
      450,000   Philadelphia Authority for Industrial Devel.
                (Cathedral Village)                                                  6.750      04/01/2023           493,704
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Philadelphia Authority for Industrial Devel.
                (Cathedral Village)                                                  6.875      04/01/2034         1,208,053
----------------------------------------------------------------------------------------------------------------------------
    2,565,000   Philadelphia Authority for Industrial Devel.
                (City of Philadelphia) 1                                             5.375      02/15/2027         2,632,254
----------------------------------------------------------------------------------------------------------------------------
    2,750,000   Philadelphia Authority for Industrial Devel.
                (First Mtg.-CPAP)                                                    6.125      04/01/2019         2,080,925
----------------------------------------------------------------------------------------------------------------------------
    1,330,000   Philadelphia Authority for Industrial Devel.
                (International Educational & Community Project)                      5.875      06/01/2022         1,413,724
----------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia Authority for Industrial Devel.
                (PGH Devel. Corp.)                                                   5.250      07/01/2017            35,037
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport) 3,5                                           5.400      07/01/2022         8,416,240
----------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                               5.250      07/01/2028            35,965

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      25,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                               5.000%     07/01/2019   $        25,448
----------------------------------------------------------------------------------------------------------------------------
      365,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                               5.000      07/01/2023           369,577
----------------------------------------------------------------------------------------------------------------------------
    1,065,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                               5.125      07/01/2028         1,081,124
----------------------------------------------------------------------------------------------------------------------------
      400,000   Philadelphia Authority for Industrial Devel.
                (Philadelphia Airport)                                               5.300      07/01/2017           410,604
----------------------------------------------------------------------------------------------------------------------------
    1,640,000   Philadelphia Authority for Industrial Devel.
                (Richard Allen Prep Charter School)                                  6.250      05/01/2033         1,628,208
----------------------------------------------------------------------------------------------------------------------------
    1,370,000   Philadelphia Authority for Industrial Devel.
                (Stapeley Germantown)                                                5.000      01/01/2015         1,357,889
----------------------------------------------------------------------------------------------------------------------------
    1,580,000   Philadelphia Authority for Industrial Devel.
                (Stapeley Germantown)                                                5.125      01/01/2021         1,540,484
----------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia Authority for Industrial Devel.
                (The Franklin Institute)                                             5.200      06/15/2018            25,571
----------------------------------------------------------------------------------------------------------------------------
   13,700,000   Philadelphia Authority for Industrial Devel. Series B 1,3,5          5.125      10/01/2026        14,224,505
----------------------------------------------------------------------------------------------------------------------------
    1,400,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Arbor House)                                                        6.100      07/01/2033         1,451,814
----------------------------------------------------------------------------------------------------------------------------
    1,240,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Miriam and Robert M. Rieder House)                                  6.100      07/01/2033         1,285,892
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Presbyterian Homes Germantown)                                      5.625      07/01/2035         3,003,330
----------------------------------------------------------------------------------------------------------------------------
    1,160,000   Philadelphia Authority for Industrial Devel. Senior Living
                (Robert Saligman House)                                              6.100      07/01/2033         1,202,932
----------------------------------------------------------------------------------------------------------------------------
      105,000   Philadelphia Gas Works                                               5.250      08/01/2024           105,102
----------------------------------------------------------------------------------------------------------------------------
    7,125,000   Philadelphia Gas Works 3,5                                           5.125      08/01/2031         7,554,906
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Philadelphia Gas Works 3,5                                           5.250      08/01/2021         8,528,240
----------------------------------------------------------------------------------------------------------------------------
    8,025,000   Philadelphia GO                                                      5.000      05/15/2020         8,152,598
----------------------------------------------------------------------------------------------------------------------------
      180,000   Philadelphia GO                                                      5.000      05/15/2025           181,719
----------------------------------------------------------------------------------------------------------------------------
      300,000   Philadelphia GO                                                      5.000      03/15/2028           305,868
----------------------------------------------------------------------------------------------------------------------------
    1,210,000   Philadelphia H&HEFA
                (Centralized Comprehensive Human Services)                           7.250      01/01/2021         1,272,666
----------------------------------------------------------------------------------------------------------------------------
      240,000   Philadelphia H&HEFA (Frankford Hospital)                             5.750      01/01/2019           242,618
----------------------------------------------------------------------------------------------------------------------------
    1,475,000   Philadelphia H&HEFA (Jeanes Health System)                           6.600      07/01/2010         1,568,913
----------------------------------------------------------------------------------------------------------------------------
       80,000   Philadelphia H&HEFA (Jefferson Health System)                        5.000      05/15/2018            81,898
----------------------------------------------------------------------------------------------------------------------------
    2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                   6.500      07/01/2027         2,393,661
----------------------------------------------------------------------------------------------------------------------------
       15,000   Philadelphia H&HEFA
                (Temple University Children's Medical Center)                        5.750      06/15/2029            15,497
----------------------------------------------------------------------------------------------------------------------------
       10,000   Philadelphia H&HEFA (Temple University Hospital)                     5.500      11/15/2027            10,258
----------------------------------------------------------------------------------------------------------------------------
      205,000   Philadelphia H&HEFA (Temple University Hospital)                     5.500      11/15/2027           207,019
----------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia H&HEFA (Temple University Hospital)                     5.875      11/15/2023            35,736

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      20,000   Philadelphia H&HEFA (Temple University Hospital)                     6.500%     11/15/2008   $        20,571
----------------------------------------------------------------------------------------------------------------------------
       35,000   Philadelphia IDA Authority for Industrial Devel.
                (Cathedral Village in Philadelphia)                                  5.700      04/01/2015            35,359
----------------------------------------------------------------------------------------------------------------------------
        5,000   Philadelphia New Public Housing Authority                            5.000      04/01/2012             5,202
----------------------------------------------------------------------------------------------------------------------------
       50,000   Philadelphia Parking Authority                                       5.000      02/01/2027            51,019
----------------------------------------------------------------------------------------------------------------------------
       20,000   Philadelphia Parking Authority, Series A                             5.250      02/15/2029            20,611
----------------------------------------------------------------------------------------------------------------------------
      190,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                   5.450      02/01/2023           192,687
----------------------------------------------------------------------------------------------------------------------------
    2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)                6.000      10/01/2023         2,657,632
----------------------------------------------------------------------------------------------------------------------------
    4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments) 1              6.250      10/01/2032         4,205,329
----------------------------------------------------------------------------------------------------------------------------
    9,000,000   Philadelphia Redevel. Authority
                (Neighborhood Transformation) 1,3,5                                  5.000      04/15/2028         9,284,580
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Philadelphia School District 3,5                                     5.625      08/01/2022         8,765,520
----------------------------------------------------------------------------------------------------------------------------
       55,000   Philadelphia Water & Wastewater, Series A                            5.125      08/01/2027            56,327
----------------------------------------------------------------------------------------------------------------------------
   16,645,000   Philadelphia, PA H&HEFA (Temple University Hospital)                 6.625      11/15/2023        16,866,545
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pine-Richland School District                                        5.625      09/01/2018            45,064
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh & Allegheny County
                Public Auditorium Authority                                          5.000      02/01/2024            10,306
----------------------------------------------------------------------------------------------------------------------------
       50,000   Pittsburgh & Allegheny County
                Public Auditorium Authority                                          5.000      02/01/2029            50,979
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pittsburgh & Allegheny County
                Public Auditorium Authority                                          5.250      02/01/2031            41,514
----------------------------------------------------------------------------------------------------------------------------
       60,000   Pittsburgh Urban Redevel. Authority                                  5.600      04/01/2020            60,963
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority
                (Home Improvement Loans), Series A                                   5.650      08/01/2015            20,004
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority (Oliver Garage)                  5.450      06/01/2028            20,650
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburgh Urban Redevel. Authority Mtg., Series A                   7.250      02/01/2024            20,022
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                   5.700      04/01/2030            10,149
----------------------------------------------------------------------------------------------------------------------------
      605,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                   5.950      10/01/2029           619,974
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Urban Redevel. Authority Mtg., Series C                   7.125      08/01/2013            10,010
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburgh Water & Sewer Authority, Series A                         5.050      09/01/2025            10,106
----------------------------------------------------------------------------------------------------------------------------
      120,000   Potter County Hospital Authority
                (Charles Cole Memorial Hospital)                                     6.050      08/01/2024           122,586
----------------------------------------------------------------------------------------------------------------------------
      220,000   Pottstown Boro Authority                                             5.500      11/01/2021           220,843
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                 5.500      07/01/2018         1,000,130
----------------------------------------------------------------------------------------------------------------------------
    4,170,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                 5.625      07/01/2024         4,144,188
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pottsville Hospital Authority
                (Pottsville Hospital & Warne Clinic)                                 5.625      07/01/2024            25,311
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Saxonburg Area Authority (Sewer & Water)                             5.000      03/01/2030         1,033,420
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)             7.125      12/01/2031         2,360,140

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      10,000   Schuylkill County IDA
                (DOCNHS/BSVHS/WMHS Obligated Group)                                  5.000%     11/01/2028   $        10,129
----------------------------------------------------------------------------------------------------------------------------
      145,000   Scranton School District                                             5.000      04/01/2022           150,110
----------------------------------------------------------------------------------------------------------------------------
        5,000   Sharon Regional Health System Authority
                (SRPS/SRHS Obligated Group)                                          5.000      12/01/2028             5,074
----------------------------------------------------------------------------------------------------------------------------
       30,000   Somerset County Hospital Authority
                (Somerset Community Hospital)                                        5.375      03/01/2017            30,729
----------------------------------------------------------------------------------------------------------------------------
      450,000   South Fork Municipal Authority
                (Conemaugh Valley Memorial Hospital)                                 5.000      07/01/2028           456,044
----------------------------------------------------------------------------------------------------------------------------
      305,000   South Fork Municipal Authority
                (Good Samaritan Medial Center of Johnstown)                          5.250      07/01/2026           310,658
----------------------------------------------------------------------------------------------------------------------------
       25,000   South Fork Municipal Authority
                (Good Samaritan Medial Center of Johnstown)                          5.375      07/01/2016            25,528
----------------------------------------------------------------------------------------------------------------------------
    1,400,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2023         1,436,141
----------------------------------------------------------------------------------------------------------------------------
    2,245,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2025         2,293,036
----------------------------------------------------------------------------------------------------------------------------
    3,265,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2026         3,329,764
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2027         2,042,510
----------------------------------------------------------------------------------------------------------------------------
    2,510,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2028         2,561,647
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southcentral General Authority (Hanover Hospital) 3,4,5              5.000      12/01/2030         1,018,985
----------------------------------------------------------------------------------------------------------------------------
    5,280,000   Southeastern PA Transportation Authority                             5.375      03/01/2022         5,425,675
----------------------------------------------------------------------------------------------------------------------------
    3,250,000   St. Mary Hospital Authority (Catholic Health East)                   5.375      11/15/2034         3,382,633
----------------------------------------------------------------------------------------------------------------------------
       95,000   St. Mary Hospital Authority (Catholic Health Initiatives)            5.000      12/01/2028            97,067
----------------------------------------------------------------------------------------------------------------------------
       50,000   St. Mary Hospital Authority (Franciscan Health)                      7.000      06/15/2015            50,431
----------------------------------------------------------------------------------------------------------------------------
        5,000   State Public School Building Authority
                (Chester Upland School District)                                     5.150      11/15/2026             5,172
----------------------------------------------------------------------------------------------------------------------------
    2,060,000   State Public School Building Authority
                (Haverford Township School District)                                 5.000      03/15/2029         2,132,285
----------------------------------------------------------------------------------------------------------------------------
       35,000   State Public School Building Authority
                (Lehigh Carbon Community College)                                    5.000      11/01/2017            35,422
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Susquehanna Area Regional Airport Authority
                (Aero Harrisburg)                                                    5.500      01/01/2024           957,720
----------------------------------------------------------------------------------------------------------------------------
       10,000   Venango IDA (Boise Cascade Corp.)                                    5.900      09/01/2007            10,005
----------------------------------------------------------------------------------------------------------------------------
    5,450,000   Washington County Authority
                (Capital Projects & Equipment Program)                               6.150      12/01/2029         5,832,754
----------------------------------------------------------------------------------------------------------------------------
      750,000   Washington Township Municipal Authority                              5.875      12/15/2023           775,725
----------------------------------------------------------------------------------------------------------------------------
    2,500,000   Washington Township Municipal Authority                              6.000      12/15/2033         2,581,600
----------------------------------------------------------------------------------------------------------------------------
      300,000   West Shore Area Hospital Authority
                (Holy Spirit Hospital)                                               6.250      01/01/2032           316,641
----------------------------------------------------------------------------------------------------------------------------
        5,000   Westmoreland County IDA
                (Redstone Health Care Facilities)                                    8.125      11/15/2030             5,802
----------------------------------------------------------------------------------------------------------------------------
    1,550,000   Westmoreland County IDA
                (Redstone Retirement Community)                                      5.750      01/01/2026         1,589,556

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$   1,085,000   Westmoreland County IDA
                (Redstone Retirement Community)                                      5.875%     01/01/2032   $     1,106,548
----------------------------------------------------------------------------------------------------------------------------
       20,000   York County Hospital Authority (York Hospital)                       5.500      07/01/2008            20,024
----------------------------------------------------------------------------------------------------------------------------
       10,000   York County IDA (PSEG Power)                                         5.500      09/01/2020            10,516
----------------------------------------------------------------------------------------------------------------------------
       25,000   York Hsg. Corp. Mtg., Series A                                       6.875      11/01/2009            25,024
                                                                                                             ---------------
                                                                                                                 798,941,655
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--37.6%
    1,485,000   Guam EDA (TASC) 1                                                    5.400      05/15/2031         1,507,691
----------------------------------------------------------------------------------------------------------------------------
    3,900,000   Guam EDA (TASC) 1                                                    5.500      05/15/2041         3,966,066
----------------------------------------------------------------------------------------------------------------------------
      105,000   Guam GO, Series A                                                    5.375      11/15/2013           105,085
----------------------------------------------------------------------------------------------------------------------------
    3,640,000   Guam GO, Series A                                                    5.400      11/15/2018         3,642,038
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Guam Government Waterworks
                Authority & Wastewater System                                        5.875      07/01/2035         2,091,620
----------------------------------------------------------------------------------------------------------------------------
      500,000   Guam Government Waterworks
                Authority & Wastewater System                                        6.000      07/01/2025           531,340
----------------------------------------------------------------------------------------------------------------------------
      195,000   Guam Power Authority, Series A                                       5.250      10/01/2013           195,072
----------------------------------------------------------------------------------------------------------------------------
      710,000   Guam Power Authority, Series A                                       5.250      10/01/2023           711,519
----------------------------------------------------------------------------------------------------------------------------
    2,725,000   Northern Mariana Islands Ports Authority, Series A                   5.500      03/15/2031         2,697,614
----------------------------------------------------------------------------------------------------------------------------
    1,380,000   Northern Mariana Islands Ports Authority, Series A                   6.600      03/15/2028         1,510,438
----------------------------------------------------------------------------------------------------------------------------
       60,000   Northern Mariana Islands, Series A                                   6.000      06/01/2014            63,104
----------------------------------------------------------------------------------------------------------------------------
   10,100,000   Northern Mariana Islands, Series A                                   6.750      10/01/2033        11,226,554
----------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Aqueduct & Sewer Authority                               5.000      07/01/2019            50,983
----------------------------------------------------------------------------------------------------------------------------
   29,870,000   Puerto Rico Children's Trust Fund (TASC)                             5.375      05/15/2033        30,582,997
----------------------------------------------------------------------------------------------------------------------------
   77,435,000   Puerto Rico Children's Trust Fund (TASC)                             5.500      05/15/2039        79,530,391
----------------------------------------------------------------------------------------------------------------------------
   73,495,000   Puerto Rico Children's Trust Fund (TASC)                             5.625      05/15/2043        75,643,259
----------------------------------------------------------------------------------------------------------------------------
  355,000,000   Puerto Rico Children's Trust Fund (TASC)                             6.360 6    05/15/2050        22,432,450
----------------------------------------------------------------------------------------------------------------------------
   97,000,000   Puerto Rico Children's Trust Fund (TASC)                             7.010 6    05/15/2055         3,231,070
----------------------------------------------------------------------------------------------------------------------------
      290,000   Puerto Rico Electric Power Authority, Series AA                      5.375      07/01/2027           297,711
----------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Electric Power Authority, Series DD                      5.000      07/01/2028            20,130
----------------------------------------------------------------------------------------------------------------------------
    1,450,000   Puerto Rico Highway & Transportation Authority                       5.500      07/01/2036         1,546,382
----------------------------------------------------------------------------------------------------------------------------
      395,000   Puerto Rico Highway & Transportation Authority, Series A             5.000      07/01/2038           396,165
----------------------------------------------------------------------------------------------------------------------------
    3,145,000   Puerto Rico Highway & Transportation Authority, Series G             5.000      07/01/2033         3,171,387
----------------------------------------------------------------------------------------------------------------------------
    4,740,000   Puerto Rico Highway & Transportation Authority, Series G             5.000      07/01/2042         4,748,579
----------------------------------------------------------------------------------------------------------------------------
      945,000   Puerto Rico Highway & Transportation Authority, Series H             5.000      07/01/2028           953,486
----------------------------------------------------------------------------------------------------------------------------
   12,000,000   Puerto Rico Highway & Transportation Authority, Series J             5.125      07/01/2039        12,142,680
----------------------------------------------------------------------------------------------------------------------------
    7,620,000   Puerto Rico Highway & Transportation Authority, Series J             5.125      07/01/2043         7,702,144
----------------------------------------------------------------------------------------------------------------------------
    8,855,000   Puerto Rico Highway & Transportation Authority, Series K             5.000      07/01/2030         8,959,489
----------------------------------------------------------------------------------------------------------------------------
    2,925,000   Puerto Rico Highway & Transportation Authority, Series K             5.000      07/01/2035         2,953,168
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Highway & Transportation Authority, Series K             5.000      07/01/2040         5,014,750
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Puerto Rico Highway & Transportation Authority, Series K             5.000      07/01/2045         8,017,920

    PRINCIPAL                                                                                                          VALUE
       AMOUNT                                                                       COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS Continued
$   2,105,000   Puerto Rico IMEPCF (American Airlines) 1                             6.450%     12/01/2025   $     2,108,452
-----------------------------------------------------------------------------------------------------------------------------
   12,250,000   Puerto Rico Infrastructure 1                                         5.000      07/01/2041        12,277,440
-----------------------------------------------------------------------------------------------------------------------------
      235,000   Puerto Rico ITEMECF (Ana G. Mendez University)                       5.375      02/01/2019           239,792
-----------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                       5.375      02/01/2029           507,575
-----------------------------------------------------------------------------------------------------------------------------
    2,750,000   Puerto Rico Municipal Finance Agency, Series A                       5.250      08/01/2025         2,854,858
-----------------------------------------------------------------------------------------------------------------------------
   18,010,000   Puerto Rico Port Authority (American Airlines), Series A 1           6.250      06/01/2026        17,866,640
-----------------------------------------------------------------------------------------------------------------------------
    1,175,000   Puerto Rico Port Authority (American Airlines), Series A 1           6.300      06/01/2023         1,172,215
-----------------------------------------------------------------------------------------------------------------------------
      105,000   Puerto Rico Port Authority, Series D                                 7.000      07/01/2014           106,995
-----------------------------------------------------------------------------------------------------------------------------
    9,540,000   Puerto Rico Public Buildings Authority 1                             5.250      07/01/2033         9,867,222
-----------------------------------------------------------------------------------------------------------------------------
      100,000   University of Puerto Rico                                            5.400      06/01/2009           100,881
-----------------------------------------------------------------------------------------------------------------------------
      280,000   University of Puerto Rico, Series M                                  5.250      06/01/2025           282,355
-----------------------------------------------------------------------------------------------------------------------------
    1,760,000   University of Puerto Rico, Series O                                  5.375      06/01/2030         1,767,667
-----------------------------------------------------------------------------------------------------------------------------
    6,645,000   V.I. Government Refinery Facilities (Hovensa Coker) 1                6.500      07/01/2021         7,454,893
-----------------------------------------------------------------------------------------------------------------------------
    4,000,000   V.I. Public Finance Authority (Hovensa Coker) 1                      6.500      07/01/2021         4,487,520
-----------------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Refinery) 1                   6.125      07/01/2022         5,484,200
-----------------------------------------------------------------------------------------------------------------------------
   12,980,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 1,3,5      5.000      10/01/2024        13,441,825
-----------------------------------------------------------------------------------------------------------------------------
   17,450,000   V.I. Tobacco Settlement Financing Corp. 1                            6.250 6    05/15/2035         2,979,762
-----------------------------------------------------------------------------------------------------------------------------
    2,195,000   V.I. Tobacco Settlement Financing Corp. 1                            6.500 6    05/15/2035           348,895
-----------------------------------------------------------------------------------------------------------------------------
    4,150,000   V.I. Tobacco Settlement Financing Corp. 1                            6.880 6    05/15/2035           594,197
-----------------------------------------------------------------------------------------------------------------------------
    7,000,000   V.I. Tobacco Settlement Financing Corp. 1                            7.630 6    05/15/2035           824,180
-----------------------------------------------------------------------------------------------------------------------------
       40,000   V.I. Tobacco Settlement Financing Corp. (TASC)                       5.000      05/15/2021            40,090
-----------------------------------------------------------------------------------------------------------------------------
    2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                     5.000      05/15/2031         2,220,696
                                                                                                             ----------------
                                                                                                                 382,671,632
                                                                                                             ----------------
Total Municipal Bonds and Notes (Cost $1,130,975,445)                                                          1,181,613,287
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%

    7,000,000   Government Devel. Bank for Puerto Rico (Cost $7,000,000)             4.750      08/01/2006         7,000,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,137,975,445)--116.8%                                                      1,188,613,287
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(16.8)                                                                   (170,937,008)
                                                                                                             ----------------
NET ASSETS--100.0%                                                                                           $ 1,017,676,279
                                                                                                             ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

5. Security has been restated. See Note 8 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS        Adult Communities Total Services
AUS         Allegheny United Hospital
BPE         Brittany Pointe Estates
BSVHS       Baptist/St. Vincent's Health System
CCMC        Crozer-Chester Medical Center
CKHS        Crozer-Keystone Health System
COP         Certificates of Participation
CPAP        Crime Prevention Assoc. of Philadelphia
DCMH        Delaware County Memorial Hospital
DOCNHS      Daughters of Charity National Health
            Systems
DPH         Divine Providence Hospital
EDA         Economic Devel. Authority
EDFA        Economic Devel. Finance Authority
FHA         Federal Housing Agency
GO          General Obligation
GPA         General Purpose Authority
H&EFA       Health and Educational Facilities
            Authority
H&HEFA      Hospitals and Higher Education Facilities
            Authority
HDA         Hospital Devel. Authority
HEBA        Higher Education Building Authority
HEFA        Higher Education Facilities Authority
HEHA        Higher Education and Health Authority
HFA         Housing Finance Agency
HUHS        Hehnemann University Hospital System
HW          Highlands at Wyomissing
IDA         Industrial Devel. Agency
IMEPCF      Industrial, Medical and Environmental
            Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical
            and Environmental Community Facilities
MAS         Mercy Adult Services
MCMCSPA     Mercy Catholic Medical Center of
            Southeastern Pennsylvania
MCP         Medical College of Pennsylvania
MHH         Mercy Haverford Hospital
MHP         Mercy Health Plan
MHSSPA      Mercy Health System of Southeastern
            Pennsylvania
MVH         Muncy Valley Hospital
NCPHS       North Central Pennsylvania Helath System
PSEG        Public Service Enterprise Group
RHMC        Reading Hospital & Medical Center
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RR          Residential Resources
RRDC        Residential Resources Devel. Corp.
RRSW        Residential Resources Southwest
SRHS        Sharon Regional Health System
SRPS        Sharon Regional Physicians Services
TASC        Tobacco Settlement Asset-Backed Bonds
UPMC        University of Pittsburgh Medical Center
V.I.        United States Virgin Islands
WH          Williamsport Hospital
WMHS        Western Maryland Health Systems
WVHCS       Wyoming Valley Health Care System

                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             VALUE 1      PERCENT 1
----------------------------------------------------------------------------
Tobacco Settlement Payments                   $  223,901,744           18.8%
Higher Education                                  96,432,881            8.1
Hospital/Health Care                              85,577,806            7.2
Water Utilities                                   82,734,163            7.0
Adult Living Facilities                           71,204,093            6.0
Highways/Railways                                 67,686,983            5.7
Single Family Housing                             65,775,326            5.5
Manufacturing, Durable Goods                      62,868,819            5.3
Electric Utilities                                57,581,261            4.8
Marine/Aviation Facilities                        56,706,666            4.8
Not-for-Profit Organization                       50,470,309            4.3
Resource Recovery                                 44,387,301            3.7
General Obligation                                32,666,384            2.8
Municipal Leases                                  26,734,167            2.2
Airlines                                          21,147,307            1.8
Education                                         19,570,828            1.7
Pollution Control                                 18,101,947            1.5
Special Tax                                       17,890,999            1.5
Gas Utilities                                     16,188,248            1.4
Special Assessment                                14,257,039            1.2
Sales Tax Revenue                                 13,544,624            1.1
Sewer Utilities                                   10,955,591            0.9
Parking Fee Revenue                               10,756,280            0.9
Multifamily Housing                                8,758,454            0.7
Commercial Banks                                   7,000,000            0.6
Paper, Containers & Packaging                      4,630,140            0.4
Sports Facility Revenue                              977,330            0.1
Hotels, Restaurants & Leisure                        106,597            0.0
                                              ------------------------------
Total                                         $1,188,613,287          100.0%
                                              ==============================

1. Restated. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
(As restated, see Note 8)
--------------------------------------------------------------------------------

JULY 31, 2006
----------------------------------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,137,975,445)--see accompanying statement of investments          $ 1,188,613,287
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                    568,694
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                     19,197,109
Interest                                                                                             12,201,308
Shares of beneficial interest sold                                                                    5,719,348
Other                                                                                                    20,717
                                                                                                ----------------
Total assets                                                                                      1,226,320,463

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 5)                                                                   36,100,000
Investments purchased on a when-issued basis or forward commitment                                    6,888,801
Payable for short-term floating rate notes issued (See Note 1)                                      163,440,000
Shares of beneficial interest redeemed                                                                  963,639
Dividends                                                                                               831,616
Distribution and service plan fees                                                                      124,468
Trustees' compensation                                                                                   82,127
Interest expense                                                                                         80,625
Shareholder communications                                                                               41,804
Transfer and shareholder servicing agent fees                                                            40,674
Other                                                                                                    50,430
                                                                                                ----------------
Total liabilities                                                                                   208,644,184

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $ 1,017,676,279
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                 $   970,858,453
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                         (53,552)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                         (3,766,464)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           50,637,842
                                                                                                ----------------
NET ASSETS                                                                                      $ 1,017,676,279
                                                                                                ================

                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $600,716,202
and 47,115,115 shares of beneficial interest outstanding)                                             $   12.75
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                           $   13.39
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $196,703,839 and 15,432,304
shares of beneficial interest outstanding)                                                            $   12.75
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $220,256,238 and 17,297,091
shares of beneficial interest outstanding)                                                            $   12.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS
(As restated, see Note 8)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Interest                                                                                         $    53,576,528
-----------------------------------------------------------------------------------------------------------------
Other income                                                                                                 507
                                                                                                 ----------------
Total investment income                                                                               53,577,035

-----------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------
Management fees                                                                                        4,276,821
-----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                  703,170
Class B                                                                                                1,738,069
Class C                                                                                                1,566,330
-----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                  197,586
Class B                                                                                                  111,469
Class C                                                                                                   93,210
-----------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                   45,244
Class B                                                                                                   21,170
Class C                                                                                                   19,679
-----------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                        5,037,215
-----------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                           799,633
-----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                    47,610
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                    164,149
                                                                                                 ----------------
Total expenses                                                                                        14,821,355

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 38,755,680

-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
-----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         217,417
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                  (5,353,422)

-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    33,619,675
                                                                                                 ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
(As restated, see Note 8)
--------------------------------------------------------------------------------

YEAR ENDED JULY 31                                                                       2006              2005
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    38,755,680    $   28,197,440
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              217,417          (405,749)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (5,353,422)       49,258,422
                                                                              ----------------------------------
Net increase in net assets resulting from operations                               33,619,675        77,050,113

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (23,712,877)      (16,117,132)
Class B                                                                            (7,996,967)       (8,235,507)
Class C                                                                            (7,208,027)       (4,521,666)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           218,682,144       130,474,143
Class B                                                                             8,520,749        17,198,067
Class C                                                                            87,696,234        48,949,671

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    309,600,931       244,797,689
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               708,075,348       463,277,659
                                                                              ----------------------------------
End of period (including accumulated net investment income
(loss) of $(53,552) and $108,639, respectively)                               $ 1,017,676,279    $  708,075,348
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2006
----------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                      $    33,619,675
----------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                  (462,441,889)
Proceeds from disposition of investment securities                                                  176,385,124
Short-term investment securities, net                                                               (43,777,206)
Premium amortization                                                                                  2,749,561
Discount accretion                                                                                   (1,522,316)
Net realized gain on investments                                                                       (217,417)
Net change in unrealized appreciation on investments                                                  5,353,422
Increase in interest receivable                                                                      (2,149,277)
Increase in receivable for securities sold                                                           (5,326,214)
Increase in other assets                                                                                 (5,905)
Decrease in payable for securities purchased                                                         (5,169,838)
Increase in payable for accrued expenses                                                                 92,295
                                                                                                ----------------
Net cash used in operating activities                                                              (302,409,985)

----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                        340,000,000
Payments on bank borrowing                                                                         (335,400,000)
Proceeds from short-term floating rate notes issued                                                  24,305,000
Payments on bank overdraft                                                                           (2,162,884)
Proceeds from shares sold                                                                           392,330,067
Payment on shares redeemed                                                                          (99,811,619)
Cash distributions paid                                                                             (16,281,885)
                                                                                                ----------------
Net cash provided by financing activities                                                           302,978,679
----------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                    568,694
----------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                       0
                                                                                                ----------------
Cash, ending balance                                                                            $       568,694
                                                                                                ================

Supplemental disclosure of cash flow information:
Noncash  financing  activities not included  herein consist of  reinvestment  of dividends and distributions of $22,278,293.
Cash paid for interest on bank borrowings--$789,762.
Cash paid for interest on short-term floating rate notes issued--$5,037,215.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
(As restated, see Note 8)
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $      11.76      $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .62 1            .67 1            .73             .75             .70
Net realized and unrealized gain (loss)                    (.10)            1.10              .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .52             1.77              .98             .64             .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.62)            (.68)            (.70)           (.73)           (.70)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $      12.85      $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.21%           15.43%            8.53%           5.36%           7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     600,716     $    384,863      $   229,450     $   184,638     $   144,592
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     484,153     $    295,002      $   211,061     $   172,228     $   120,251
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.88%            5.35%            6.01%           6.11%           6.03%
Expenses excluding interest and fees on
short-term floating rate notes issued                      0.82%            0.81%            0.86%           0.86%           0.85%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             1.41%            1.21%            1.12%           1.14%           1.13%
Expenses after payments and waivers and
reduction to custodian expenses                            1.41%            1.21%            1.12%           1.14%           1.10% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $      11.76      $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .53 1            .57 1            .63             .65             .62
Net realized and unrealized gain (loss)                    (.10)            1.11              .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43             1.68              .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)            (.59)            (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       12.75     $      12.85      $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%           14.56%            7.71%           4.56%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     196,704     $    189,643      $   157,338     $   146,369     $   101,126
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     193,225     $    173,663      $   156,689     $   127,280     $    75,772
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.14%            4.62%            5.26%           5.34%           5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                      1.59%            1.59%            1.62%           1.63%           1.61%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             2.18%            1.99%            1.88%           1.91%           1.89%
Expenses after payments and waivers and
reduction to custodian expenses                            2.18%            1.99%            1.88%           1.91%           1.86% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

LASS C         YEAR ENDED JULY 31,                        2006             2005             2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.83     $      11.75      $     11.47     $     11.56     $     11.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .52 1            .57 1            .63             .65             .61
Net realized and unrealized gain (loss)                    (.09)            1.10              .25            (.11)            .12
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43             1.67              .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)            (.59)            (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       12.73     $      12.83      $     11.75     $     11.47     $     11.56
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%           14.48%            7.71%           4.57%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     220,256     $    133,569      $    76,489     $    69,916     $    47,163
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     174,354     $     96,508      $    74,956     $    60,202     $    33,327
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.10%            4.56%            5.25%           5.34%           5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                      1.58%            1.59%            1.63%           1.63%           1.61%
Interest and fees on short-term floating
rate notes issued 4                                        0.59%            0.40%            0.26%           0.28%           0.28%
                                                  ----------------------------------------------------------------------------------
Total expenses                                             2.17%            1.99%            1.89%           1.91%           1.89%
Expenses after payments and waivers and
reduction to custodian expenses                            2.17%            1.99%            1.89%           1.91%           1.86% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      19%              14%              25%             20%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not

                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $6,888,801 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $64,720,873 as of July 31, 2006, which represents
5.28% of the Fund's total assets.

      Certain inverse floating rate securities are created when a Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond.
Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond.
These transactions are considered secure borrowings for financial reporting purposes. As a result of such accounting treatments, the

                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's
Statement of Operations. At July 31, 2006 municipal bond holdings with a value of $228,160,873 shown on the Fund's Statement of Investments are held by such
Trusts and serve as collateral for the $163,440,000 in short-term floating rate notes issued and outstanding at that date. See Note 8.

At July 31, 2006 the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                 MATURITY     VALUE AS OF
AMOUNT        INVERSE FLOATER 1                                COUPON 2       DATE   JULY 31, 2006
------------------------------------------------------------------------------------------------
$   350,000   Allegheny County HDA RITES                         12.502%  11/15/30   $     508,151
  1,900,000   Allegheny County HDA RITES                         12.502   11/15/30       2,758,534
  2,000,000   Bucks County IDA RITES                              8.587     9/1/32       2,375,360
  2,250,000   Delaware County IDA
              (Aqua Pennsylvania) RITES                           6.639    11/1/38       2,412,855
  2,250,000   Delaware County IDA Water Facilities
              (Aqua Pennsylvania) RITES                           6.639    11/1/38       2,412,855
  2,750,000   Delaware County IDA
              (Aqua Pennsylvania) RITES                           6.639    11/1/37       2,950,695
  1,000,000   Lehigh County IDA (Pennsylvania Power
              & Light Company) RITES 3                            6.165    2/15/27       1,022,890
  4,335,000   Lehigh County IDA Pollution Control RITES           5.595    2/15/27       4,401,152
  3,160,000   Luzerne County IDA ROLs                             8.375     9/1/34       3,423,734
  5,000,000   PA EDFA (Reliant Energy) RITES 3                    8.656    12/1/36       5,727,050
  2,500,000   PA EDFA ROLs                                        6.967    12/1/18       2,550,700
  2,000,000   PA HFA (Single Family Mtg.) RITES                   7.490     4/1/21       2,162,680
  2,850,000   PA HFA (Single Family Mtg.) RITES                   7.797    10/1/22       3,142,068
  2,500,000   PA HFA (Single Family Mtg.) RITES                   6.997    10/1/22       2,685,600
  2,500,000   PA HFA (Single Family Mtg.) RITES                   6.797    10/1/20       2,693,650
  2,000,000   Philadelphia Airport Authority for Industrial
              Devel. RITES                                        7.790     7/1/22       2,416,240
  3,425,000   Philadelphia Authority for Industrial
              Devel. RITES                                        6.966    10/1/26       3,949,505
  2,000,000   Philadelphia Gas Works RITES                        7.836     8/1/21       2,528,240
  1,780,000   Philadelphia Gas Works RITES                        6.956     8/1/31       2,209,906
  2,250,000   Philadelphia Redevel. Authority ROLs                8.578    4/15/28       2,534,580
  2,000,000   Philadelphia School District GO RITES               8.970     8/1/22       2,765,520
    350,000   Southcentral General Authority ROLs 4               0.000    12/1/23         386,141
    565,000   Southcentral General Authority ROLs 4               0.000    12/1/25         613,036
    820,000   Southcentral General Authority ROLs 4               0.000    12/1/26         884,764
    500,000   Southcentral General Authority ROLs 4               0.000    12/1/27         542,510
    630,000   Southcentral General Authority ROLs 4               0.000    12/1/28         681,647

                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PRINCIPAL                                                                 MATURITY     VALUE AS OF
AMOUNT        INVERSE FLOATER 1                                COUPON 2       DATE   JULY 31, 2006
---------------------------------------------------------------------------------------------------

$   250,000   Southcentral General Authority ROLs 4               0.000%   12/1/30   $      268,985
  3,250,000   V.I. Public Finance Authority ROLs                  8.481    10/1/24        3,711,825
                                                                                     --------------
                                                                                     $   64,720,873
                                                                                     ==============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 36 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. When-issued security or forward commitment to be delivered or settled after
July 31, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31,
2006, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately
$10,000,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $969,913, representing 0.10% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not

                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
    --------------------------------------------------------------------------
    $944,941                   $--             $3,561,585          $50,432,960

1. As of July 31, 2006, the Fund had $2,694,837 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2010        $1,035,477
                              2013         1,659,360
                                          ----------
                              TOTAL       $2,694,837
                                          ==========

2. As of July 31, 2006, the Fund had $866,748 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended July 31, 2006, the Fund utilized $526,030 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                      YEAR ENDED      YEAR ENDED
                                   JULY 31, 2006   JULY 31, 2005
      ----------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends      $38,917,871     $28,874,305

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book

                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities    $ 974,740,327
                                                   ==============

                 Gross unrealized appreciation     $  54,492,633
                 Gross unrealized depreciation        (4,059,673)
                                                   --------------
                 Net unrealized appreciation       $  50,432,960
                                                   ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2006, the Fund's projected benefit obligations were increased by $28,229 and payments of $4,719 were made to retired trustees, resulting in an accumulated liability of $63,339 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                  51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2006    YEAR ENDED JULY 31, 2005
                                     SHARES         AMOUNT       SHARES         AMOUNT
---------------------------------------------------------------------------------------

CLASS A
Sold                             20,449,939   $260,522,610   12,116,018   $151,196,257
Dividends and/or
distributions reinvested          1,082,853     13,793,427      695,852      8,652,502
Redeemed                         (4,370,506)   (55,633,893)  (2,365,369)   (29,374,616)
                                 ------------------------------------------------------
Net increase                     17,162,286   $218,682,144   10,446,501   $130,474,143
                                 ======================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                              2,237,664   $ 28,510,720    2,375,112   $ 29,515,607
Dividends and/or
distributions reinvested            317,279      4,041,219      314,290      3,897,091
Redeemed                         (1,886,359)   (24,031,190)  (1,305,293)   (16,214,631)
                                 ------------------------------------------------------
Net increase                        668,584   $  8,520,749    1,384,109   $ 17,198,067
                                 ======================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                              8,181,321   $104,120,434    4,460,811   $ 55,895,068
Dividends and/or
distributions reinvested            349,259      4,443,647      221,073      2,744,414
Redeemed                         (1,641,297)   (20,867,847)    (784,051)    (9,689,811)
                                 ------------------------------------------------------
Net increase                      6,889,283   $ 87,696,234    3,897,833   $ 48,949,671
                                 ======================================================

                  52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                       PREVIOUSLY REPORTED                  RESTATED, SEE NOTE 8
                           PURCHASES                 SALES      PURCHASES                  SALES
------------------------------------------------------------------------------------------------

Investment securities   $462,441,889          $209,520,233   $462,441,889           $176,385,124

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------------
        Up to $200 million of net assets        0.60%
        Next $100 million of net assets         0.55
        Next $200 million of net assets         0.50
        Next $250 million of net assets         0.45
        Next $250 million of net assets         0.40
        Over $1 billion of net assets           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid $389,649 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether

                  53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $5,089,067 and $2,691,282, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A         CLASS B         CLASS C
                              CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END        DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------

July 31, 2006                $845,762          $9,524        $383,285         $56,182

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

                  54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      For the year ended July 31, 2006, the average daily loan balance was
$18,232,055 at an average daily interest rate of 4.351%. The Fund had borrowings outstanding of $36,100,000 at July 31, 2006 at an interest rate of 5.3126%. The
Fund had gross borrowings and gross loan repayments of $340,000,000 and
$335,400,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31,
2006 was $36,100,000. The Fund paid $87,985 in fees and $789,762 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the

                  55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
8. RESTATEMENT

Subsequent to the issuance of the July 31, 2006 financial statements, the
Manager determined that transfers of certain municipal bond securities by the
Fund to trusts in connection with its investment in inverse floating rate securities during the fiscal years ended July 31, 2002 through 2006, do not qualify as sales under Statement of Financial Accounting Standard No. 140,
ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS
OF LIABILITIES, and should have been accounted for as secured borrowings.
Accordingly, the Fund has restated its July 31, 2006 Statement of Investments, its July 31, 2006 Statement of Assets and Liabilities, its fiscal 2006 Statement of Operations, its fiscal 2006 Statements of Changes in Net Assets and its fiscal 2002 through fiscal 2006 Financial Highlights. In connection with the reinstatement, the Fund also included a Statement of Cash Flows for its fiscal year ending July 31, 2006.

The restatement has no effect on the Fund's previously reported net assets, net asset values per share or total return.

STATEMENT OF ASSETS AND LIABILITIES AS OF JULY 31, 2006

                                    PREVIOUSLY REPORTED               RESTATED
---------------------------------------------------------------------------------------------------

   Investments, at value                               $     1,025,173,287   $      1,188,613,287
   Cost of investments                                         974,740,327          1,137,975,445*
   Total assets                                              1,062,880,463          1,226,320,463
LIABILITIES
   Payable for short-term floating rate notes issued                   N/A            163,440,000
   Total liabilities                                            45,204,184            208,644,184
NET ASSETS
   Accumulated net realized loss on investments                 (3,561,582)            (3,766,464)*
   Net unrealized appreciation on investments                   50,432,960             50,637,842*

*The restated amounts include an increase to "Accumulated net realized loss on investments", a decrease to "Cost of investments" and an increase to "Net unrealized appreciation on investments" in the amount of $735,407 related to reversals of gains previously realized in the Fund's fiscal years prior to 2005.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
   Interest                                            $        48,539,313   $         53,576,528
   Total investment income                                      48,539,820             53,577,035
EXPENSES
   Interest expense and fees on short-term
   floating rate notes issued                                          N/A              5,037,215
   Total expenses                                                9,784,140             14,821,355
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                        (313,108)               217,417
   Net change in unrealized appreciation on
   investments                                                  (4,822,897)            (5,353,422)

                  56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDING
JULY 31, 2006 AND 2005

OPERATIONS 2006                               PREVIOUSLY REPORTED      RESTATED
--------------------------------------------------------------------------------
   Net realized gain (loss)                         $    (313,108)  $   217,417
   Net change in unrealized appreciation               (4,822,897)   (5,353,422)

OPERATIONS 2005                               PREVIOUSLY REPORTED      RESTATED
--------------------------------------------------------------------------------
   Net realized loss                                 $   (396,855)  $  (405,749)
   Net change in unrealized appreciation               49,249,528    49,258,422

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING JULY 31,
2006, 2005, 2004, 2003 AND 2002

                       INTEREST AND                  EXPENSES AFTER
                            FEES ON                    PAYMENTS AND
                         SHORT-TERM                     WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE     FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
NET ASSETS:            NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
--------------------------------------------------------------------------------
CLASS A
2006 Previously
     Reported                  0.00%      0.82%                0.82%         29%
2006 Restated                  0.59%      1.41%                1.41%         19%
2005 Previously
     Reported                  0.00%      0.81%                0.81%         30%
2005 Restated                  0.40%      1.21%                1.21%         14%
2004 Previously
     Reported                  0.00%      0.86%                0.86%         37%
2004 Restated                  0.26%      1.12%                1.12%         25%
2003 Previously
     Reported                  0.00%      0.86%                0.86%         33%
2003 Restated                  0.28%      1.14%                1.14%         20%
2002 Previously
     Reported                  0.00%      0.85%                0.82%         39%
2002 Restated                  0.28%      1.13%                1.10%         23%

--------------------------------------------------------------------------------
CLASS B
2006 Previously
     Reported                  0.00%      1.59%                1.59%         29%
2006 Restated                  0.59%      2.18%                2.18%         19%
2005 Previously
     Reported                  0.00%      1.59%                1.59%         30%
2005 Restated                  0.40%      1.99%                1.99%         14%
2004 Previously
     Reported                  0.00%      1.62%                1.62%         37%
2004 Restated                  0.26%      1.88%                1.88%         25%
2003 Previously
     Reported                  0.00%      1.63%                1.63%         33%
2003 Restated                  0.28%      1.91%                1.91%         20%
2002 Previously
     Reported                  0.00%      1.61%                1.58%         39%
2002 Restated                  0.28%      1.89%                1.86%         23%

                  57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 8)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RESTATEMENT Continued

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING JULY 31,
2006, 2005, 2004, 2003, AND 2002 Continued

                     INTEREST AND                  EXPENSES AFTER
                          FEES ON                    PAYMENTS AND
                       SHORT-TERM                     WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE   FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
NET ASSETS:          NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
--------------------------------------------------------------------------------
CLASS C
2006 Previously
     Reported                0.00%      1.58%                1.58%         29%
2006 Restated                0.59%      2.17%                2.17%         19%
2005 Previously
     Reported                0.00%      1.59%                1.59%         30%
2005 Restated                0.40%      1.99%                1.99%         14%
2004 Previously
     Reported                0.00%      1.63%                1.63%         37%
2004 Restated                0.26%      1.89%                1.89%         25%
2003 Previously
     Reported                0.00%      1.63%                1.63%         33%
2003 Restated                0.28%      1.91%                1.91%         20%
2002 Previously
     Reported                0.00%      1.61%                1.58%         39%
2002 Restated                0.28%      1.89%                1.86%         23%

While the Statements of Assets and Liabilities as of July 31, 2005, 2004, 2003
and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments at value and to add a liability for short-term floating rate notes issued by corresponding amounts at each year end, with no resulting effect on previously reported Fund net assets. While the Statements of Operations for the years ended July 31, 2005, 2004, 2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

                  65 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A.    A.    Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|
    B.    Waivers of the Class A Initial and Contingent Deferred Sales
Charges in Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.

|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

    C.    Waivers of the Class A Contingent Deferred Sales Charge for
Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

D.    A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

    B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
      |_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
                                                Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
                                               International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.
|_|
F.    A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

    B.    Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain
    Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
    Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

    A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

    B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special Reduced Sales Charge for Former Shareholders of Advance
     America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
     Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Pennsylvania Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Adviser
     OppenheimerFunds, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

---------------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   Amended and Restated Declaration of Trust dated August 1, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 27 (September
27, 2002), and incorporated herein by reference.

 (b)  Amended and Restated By-Laws dated as of December 14, 2000: Previously filed with Registrant's Post-Effective Amendment No. 27 (September 27, 2002),
and incorporated herein by reference.

(c)   (i) Oppenheimer Pennsylvania Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ii) Oppenheimer Pennsylvania Municipal Fund Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iii) Oppenheimer Pennsylvania Municipal Fund Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iv)   Oppenheimer Rochester National Municipals Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (v) Oppenheimer Rochester National Municipals Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vi) Oppenheimer Rochester National Municipals Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vii) Oppenheimer New Jersey Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (viii)  Oppenheimer  New Jersey  Municipal  Fund Specimen  Class B Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ix)  Oppenheimer  New  Jersey  Municipal  Fund  Specimen  Class C Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

(d)   (i) Amended and Restated Investment Advisory Agreement for Oppenheimer
Pennsylvania Municipal Fund dated January 1, 2005: Previously filed with
Registrants Post-Effective Amendment No. 31 (September 28, 2005) and
incorporated herein by reference.

      (ii) Amended and Restated Investment Advisory Agreement for Oppenheimer
Rochester National Municipals, dated January 1, 2005: Previously filed with
Registrants Post-Effective Amendment No 31 (September 28, 2005) and
incorporated herein by reference.

      (iii) Amended and Restated Investment Advisory Agreement for
Oppenheimer New Jersey Municipal Fund dated January 1, 2005: Previously filed with Registrants Post-Effective Amendment No 31 (September 28, 2005) and
incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated August 19, 1993:  Previously filed with Registrant's Post-Effective Amendment No. 12 (April 25, 1995), and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 27 to the Registration Statement of
Oppenheimer California Municipal Fund (Reg. No. 33-23566), 9/25/06, and
incorporated herein by reference.

      (iii) Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and Citibank,  N.A.:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  September  15,  1989:  Previously
filed  with  Registrant's   Pre-Effective  Amendment  No.  2  to  Registrant's
Registration   Statement  (September  18,  1989),  refiled  with  Registrant's
Post-Effective  Amendment  No. 12,  (April 25,  1995)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
August 29, 1989: Previously filed with Registrant's Post-Effective Amendment
No. 3 (April 30, 1991, refiled with Registrant's Post-Effective Amendment No.
12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Pennsylvania Municipal Fund dated October 26, 2005: Previously filed with Registrant's Post-Effective Amendment No. 32 (September 25, 2006),
and incorporated herein by reference.

(ii)  Amended and Restated Distribution and Service Plan and Agreement for
Class B shares of Oppenheimer Pennsylvania Municipal Fund dated October 26,
2005: Previously filed with Registrant's Post-Effective Amendment No. 32
(September 25, 2006), and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares of Oppenheimer Pennsylvania Municipal Fund dated October
26, 2005: Previously filed with Registrant's Post-Effective Amendment No. 32
(September 25, 2006), and incorporated herein by reference.

      (iv)  Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer Rochester National Municipals dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
25, 2006), and incorporated herein by reference.

      (v)    Amended and Restated Distribution and Service Plan and Agreement
for Class B shares of Oppenheimer Rochester National Municipals dated October
26, 2005: Previously filed with Registrant's Post-Effective Amendment No. 32
(September 25, 2006), and incorporated herein by reference.

      (vi)  Amended and Restated Distribution and Service Plan and Agreement
for Class C shares of Rochester National Municipals dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
25, 2006), and incorporated herein by reference.

      (vii)       Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer New Jersey Municipal Fund dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
25, 2006), and incorporated herein by reference.

      (viii)      Amended and Restated Distribution and Service Plan and
Agreement for Class B shares of Oppenheimer New Jersey Municipal Fund dated
October 26, 2005: Previously filed with Registrant's Post-Effective Amendment
No. 32 (September 25, 2006), and incorporated herein by reference.

      (ix)  Amended and Restated Distribution and Service Plan and Agreement
for Class C shares of Oppenheimer New Jersey Municipal Fund dated October 26,
2005: Previously filed with Registrant's Post-Effective Amendment No. 32
(September 25, 2006), and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06:  Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(o)   (i)         Power of Attorney for all Trustees/Directors dated October
         11, 2006: Previously
filed with Post-Effective Amendment No. 51 to the Registration Statement of
         Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and incorporated herein by reference.

(ii)  Power of Attorney for Brian W. Wixted dated October 11, 2006: Previously filedwith Post-Effective Amendment No. 51 to the Registration Statement of
Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and
incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  31,  2006  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously filed with the Post-Effective  Amendment No. 13 to the Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  4/7/06,  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup         Formerly  an  Associate  at  Davis  Polk &  Wardell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa               Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              None  Assistant  Secretary  (as of  July  2004)  of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None.
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July 2004 - August 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None.
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None  Formerly,  a  research/technology  analyst at
Vice President              Goldman Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June 2004-October 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo                Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca Wekesser            Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolf               None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,      Inc.     and      OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal            Position & Office     Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rick Bettridge                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Bourgraf(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Colby(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Fereday                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Fuermann                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(4)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Huber(1)                    Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Hylind                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Kristenson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Maddox(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Noah Miller(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(5)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Wilde(1)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie Wimer(2)                  Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Wisneski(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
    10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623
(4) 555 Theodore Fremd Avenue, Rye, NY 10580
(5) Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                              SIGNATURES

Pursuant to the requirements of (the Securities Act and) the Investment
Company Act, the Fund (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the
Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 5th day of March, 2007.

                              Oppenheimer Multi-State Municipal Trust

                              By:   /s/ John V. Murphy*
                              John V. Murphy, President,
                              Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Brian F. Wruble*          Chairman of the
Brian F. Wruble               Board of Trustees             March 5, 2007

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee March 5, 2007

/s/ Brian W. Wixted*          Treasurer, Principal          March 5, 2007
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       March 5, 2007
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       March 5, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                         March 5, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       March 5, 2007
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       March 5, 2007
Joel W. Motley

/s/ Kenneth A. Randall*          Trustee                      March 5, 2007
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*    Trustee                       March 5, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*             Trustee                         March 5, 2007
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                         March 5, 2007
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                 Oppenheimer Multi-State Municipal Trust

                       Post-Effective Amendment No. 34
                          Registration No. 33-30198

EXHIBIT INDEX

Exhibit No.       Description

23 (j)            Independent Registered Public Accounting Firm's Consent